                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANIES

                Investment Company Act file number 811-07462

                              WM Variable Trust
             (Exact name of registrant as specified in charter)

              1201 Third Avenue, 22nd Floor, Seattle, WA 98101
             (Address of principal executive offices) (Zip code)

                              Jeffrey L. Lunzer
              1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                   (Name and address of agent for service)

     Registrant's telephone number, including area code: (206) 461-3800

                 Date of fiscal year end: December 31, 2004

                   Date of reporting period: June 30, 2004

Item 1.  Reports to Stockholders

[wm Variable Trust logo]


W M  V A R I A B L E  T R U S T

* Equity Funds

* Fixed-Income Funds

                  Common sense. Uncommon solutions.

[Picture]

Semi-Annual Report
June 30, 2004





Equity Funds

REIT Fund

Equity Income Fund

Growth & Income Fund

West Coast Equity Fund

Mid Cap Stock Fund

Growth Fund

Small Cap Value Fund

Small Cap Growth Fund

International Growth Fund


Fixed-Income Funds

Short Term Income Fund

U.S. Government Securities Fund

Income Fund

Money Market Fund


Table of Contents

Message from the President                 1

Portfolio of Investments                   2

Statements of Assets and Liabilities      34

Statements of Operations                  38

Statements of Changes in Net Assets       40

Statements of Changes in Net
Assets - Capital Stock Activity           44

Financial Highlights                      46

Notes to Financial Statements             54




---------------------------------------------------------
Not FDIC or NCUA/NCUSIF Insured
---------------------------------------------------------
May Lose Value * Not a Deposit* No Bank or Credit Union
Guarantee * Not Insured by any federal government agency
---------------------------------------------------------







[Picture] Dear Investor:

Since our last shareholder report, the U.S. economy has regained its economic foothold. Corporate profits have improved in an ongoing environment of low inflation and slowly rising interest rates. Corporations are showing renewed confidence, which is evident in increased capital spending and hiring, accompanied by higher worker productivity. The creation of more jobs in the service and manufacturing sectors is a welcome sign that can have a growing positive impact on the economy. We are also seeing the development of more favorable factors outside the U.S. that can drive stronger economic growth.

These developments were reflected in the performance of the stock market, which gained 3% for the six-month period ended June 30, 2004.(1) Among the best-performing equity sectors were energy (+13%), industrials (+7%), consumer staples (+6%), and telecommunication services (+4%).(2) Fixed-income instruments gave back gains earned in the first quarter and finished the period in negative territory. In this rising interest rate environment, shorter maturity corporate bonds generally performed better than those with longer maturities, while lower-rated issues in financial institutions, consumer cyclicals, and energy were the better-performing fixed-income sectors. During the first half of the year, 10-year Treasuries returned -0.4%,(3) which included second quarter performance that ranked as the worst quarterly decline since the first quarter of 1994.(4) Yields, which move inversely to prices, rose slightly.

Asset Allocation Shows Its Benefits
What makes the investment business so challenging is that we continually see new positive trends that are invariably accompanied by negative news. This combination of events can rapidly alter our well-researched projections. As a result, we continue to embrace asset allocation, which studies have estimated accounts for over 90% of an investment's return.(5) In our judgment, this is the most appropriate and time-tested investment philosophy. Our approach to investing is reflected in such variables as portfolio allocations, bond maturities, corporate sector and asset class exposures, equity styles, and capitalizations.

As evidence of how important asset allocation is to our investment approach, we launched the WM VT Small Cap Value Fund, which invests in smaller-sized, undervalued firms, on May 3 of this year. With this new fund, we can now invest in up to 13 separate asset classes within our Strategic Asset Management (SAM) Portfolios. It also provides us with greater investment opportunities and strengthens our ability to spread assets across more well-researched and widely traded investment styles.

Celebrating 65 Years of Shared Values
This year marks the 65th anniversary of our WM Equity Income Fund, which traces its origins back to 1939 when it was launched as the Composite Bond Fund, one of the first 50 mutual funds in the United States. Much has changed since then. Today there are over 8,000 U.S. mutual funds,(6) but few can claim a similar heritage and institutional dedication to shareholder interests.

I am honored to be only the fourth president of WM Advisors during its 65-year history. My mentor, Lee Sahlin, upheld the corporate culture developed under his predecessor, George Yancey, who worked alongside the founder of the Composite Research & Management Company, R. M. "Pete" Williams. My predecessors had long tenures because they took the values of long-term investing, consistency of purpose, trust, and integrity very seriously. I am proud that these values are still at work today at our staff, management, and board levels.

The WM Group of Funds Board of Trustees is comprised of 11 experienced individuals, eight of whom are independent of fund management. The remaining three trustees (myself included) are termed "interested persons" of fund management or Washington Mutual, Inc. Acting together, the board members represent shareholder interests by striving to ensure that the funds' managers, distributor, transfer agent, and other service providers meet their fiduciary responsibilities.

A Time-Tested Investment Approach
As the mutual fund industry approaches its 80th anniversary, we note that over a history with nearly the same longevity, WM Advisors has built a venerable record of successful investment management. Our investment philosophy has been tested over decades that have included some extraordinary historic and economic events. We have persevered while also achieving some exceptional results and recognition for our achievements from national publications, such as Barron's.

I believe the key to this success can be distilled from our investment process, consistent approach, and teamwork. Our overall approach is aligned with the goals of our shareholders, so we operate with a common purpose. This process has worked exceptionally well for the past 65 years, and we are confident it can produce mutual benefits in the years ahead.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President


(1) As measured by the S&P 500 Index. Indices are unmanaged, and individuals cannot invest directly in an index.
(2) Source: Ibbotson Associates.
(3) Source: Lehman Brothers.
(4) Source: Aaron Lucchetti, "Bond Rally Ends as Economy, Job Market Spur Fed to Move," Wall Street Journal, 1 July 2004.
(5) Source: G.P. Brinson, L.R. Hood, and G.L. Beebower, "Determinants of Portfolio Performance," Financial Analysts Journal (January/February
    1995).
(6) Source: Investment Company Institute.



                                                                           1



portfolio of investments

REIT FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------

REAL ESTATE INVESTMENT TRUSTS - 88.5%
      Diversified - 5.1%
      26,500         iStar Financial Inc.                 $  1,060
      20,000         Vornado Realty Trust                    1,142
                                                          --------
                     Total Diversified                       2,202
                                                          --------
         Health Care - 4.3%
      41,400         Health Care Property Investors, Inc.      995
      22,000         Healthcare Realty Trust, Inc.             825
                                                          --------
                     Total Health Care                       1,820
                                                          --------
      Industrial/Office - 27.0%
         Industrial - 6.7%
      26,500         AMB Property Corporation                  918
       7,000         CenterPoint Properties Trust              537
      43,000         ProLogis                                1,416
                                                          --------
                                                             2,871
                                                          --------
         Mixed - 2.2%
      29,000         Duke Realty Corporation                   922
                                                          --------
         Office - 18.1%
      15,700         Alexandria Real Estate Equities, Inc.     892
      17,500         Arden Realty, Inc.                        515
      19,000         Boston Properties, Inc.                   952
      28,000         CarrAmerica Realty Corporation            846
      71,000         Corporate Office Properties Trust       1,764
      69,500         Equity Office Properties Trust          1,890
      19,000         SL Green Realty Corporation**             889
                                                          --------
                                                             7,748
                                                          --------
                     Total Industrial/Office                11,541
                                                          --------
      Lodging/Resorts - 5.7%
      38,300         FelCor Lodging Trust, Inc.+               463
      32,000         Hospitality Properties Trust            1,354
      51,300         Host Marriott Corporation+                634
                                                          --------
                     Total Lodging/Resorts                   2,451
                                                          --------
      Mortgage/Financial - 2.3%
      34,600         Annaly Mortgage Management, Inc.          587
      19,500         Friedman, Billings, Ramsey Group,
                       Inc., Class A                           386
                                                          --------
                     Total Mortgage/Financial                  973
                                                          --------
      Residential - 12.6%
         Apartments - 12.6%
      42,000         Apartment Investment & Management
                       Company, Class A                      1,308
      22,000         AvalonBay Communities, Inc.             1,243
      64,000         Equity Residential                      1,903
      48,000         United Dominion Realty Trust, Inc.        949
                                                          --------
                     Total Residential                       5,403
                                                          --------
      Retail - 22.7%
         Regional Malls - 16.4%
      72,000         General Growth Properties, Inc.         2,129
      34,000         Macerich Company                        1,628
      30,200         Mills Corporation                       1,410
      35,500         Simon Property Group, Inc.              1,825
                                                          --------
                                                             6,992
                                                          --------


                                                           Value
      Shares                                               (000s)
      ------                                               ------

         Shopping Centers - 6.3%
      38,200         Developers Diversified Realty
                       Corporation                        $  1,351
      30,000         Kimco Realty Corporation                1,365
                                                          --------
                                                             2,716
                                                          --------
                     Total Retail                            9,708
                                                          --------
      Self Storage - 3.0%
      19,000         Public Storage, Inc.                      874
      11,000         Shurgard Storage Centers, Inc.,
                       Class A                                 412
                                                          --------
                     Total Self Storage                      1,286
                                                          --------
      Specialty - 5.8%
      47,500         Capital Automotive REIT                 1,393
      33,000         Plum Creek Timber Company, Inc.         1,075
                                                          --------
                     Total Specialty                         2,468
                                                          --------
                     Total Real Estate Investment Trusts
                       (Cost $29,947)                       37,852
                                                          --------
COMMON STOCKS - 6.8%
      Consumer Discretionary - 4.8%
         Consumer Durables & Apparel - 2.5%
      37,500         D.R. Horton, Inc.                       1,065
                                                          --------
         Hotels, Restaurants & Leisure - 2.3%
      14,500         Mandalay Resort Group**                   995
                                                          --------
                     Total Consumer Discretionary            2,060
                                                          --------
      Financials - 2.0%
         Insurance - 2.0%

      23,000         Fidelity National Financial, Inc.         859
                                                          --------
                     Total Common Stocks
                       (Cost $1,832)                         2,919
                                                          --------
     Principal
      Amount
      (000s)
     ---------

REPURCHASE AGREEMENT - 4.3%
  (Cost $1,853)
$     1,853          Agreement with Morgan Stanley,
                       1.290% dated 06/30/2004, to be
                       repurchased at $1,853,000 on
                       07/01/2004 (Collateralized by
                       U.S. Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $1,883,000)                           1,853
                                                          --------
SHORT-TERM INVESTMENT - 4.0%
  (Cost $1,691)
      1,691          Mellon GSL DBT II
                       Collateral Fund++                     1,691
                                                          --------
Total Investments (Cost $35,323*)             103.6%        44,315

Other Assets And Liabilities (Net)             (3.6)        (1,558)
                                              -----       --------
Net Assets                                    100.0%      $ 42,757
                                              =====       ========



==================
  *   Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at June 30, 2004, and have an aggregate market value of $1,661,000, representing 3.9% of the net assets of the Fund (Collateral Value $1,691,000).
  +   Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

                     See Notes to Financial Statements.
2



portfolio of investments

EQUITY INCOME FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------

COMMON STOCKS - 85.0%
      Consumer Discretionary - 15.0%
         Automobiles & Components - 4.5%

      60,200         General Motors Corporation**         $  2,805
      43,000         Genuine Parts Company                   1,706
      43,000         Magna International Inc., Class A       3,662
                                                          --------
                                                             8,173
                                                          --------
         Consumer Durables & Apparel - 3.5%
      72,000         D.R. Horton, Inc.                       2,045
     129,000         Mattel, Inc.                            2,354
      27,000         NIKE Inc., Class B                      2,045
                                                          --------
                                                             6,444
                                                          --------
         Hotels, Restaurants & Leisure - 3.7%
      35,000         Carnival Corporation**                  1,645
      50,000         Mandalay Resort Group                   3,432
      67,500         McDonald's Corporation                  1,755
                                                          --------
                                                             6,832
                                                          --------
         Retailing - 3.3%
      54,000         May Department Stores Company           1,484
      56,800         Neiman Marcus Group Inc., Class A       3,161
      39,500         Sears, Roebuck & Company                1,492
                                                          --------
                                                             6,137
                                                          --------
                     Total Consumer Discretionary           27,586
                                                          --------
      Consumer Staples - 7.6%
         Food & Staples Retailing - 2.4%
      51,000         Supervalu Inc.                          1,561
      94,500         Wal-Mart de Mexico SA de CV, ADR        2,786
                                                          --------
                                                             4,347
                                                          --------
         Food, Beverage & Tobacco - 4.6%
      41,000         Altria Group, Inc.                      2,052
      64,500         ConAgra Foods, Inc.                     1,747
      55,500         Diageo PLC, Sponsored ADR               3,038
      36,000         Hershey Foods Corporation               1,666
                                                          --------
                                                             8,503
                                                          --------
         Household & Personal Products - 0.6%
      21,000         Procter & Gamble Company                1,143
                                                          --------
                     Total Consumer Staples                 13,993
                                                          --------
      Energy - 7.7%
      66,000         Baker Hughes Inc.                       2,485
      35,000         BP PLC, Sponsored ADR                   1,875
      16,742         ChevronTexaco Corporation               1,575
      25,280         ConocoPhillips Company                  1,929
      27,100         Royal Dutch Petroleum Company (F)       1,400
      26,500         Schlumberger Ltd.                       1,683
      44,697         Valero Energy Corporation               3,297
                                                          --------
                     Total Energy                           14,244
                                                          --------

                                                           Value
      Shares                                               (000s)
      ------                                               ------

      Financials - 22.5%
         Banks - 6.5%
      46,301         Bank of America Corporation          $  3,918
      31,999         Countrywide Financial Corporation       2,248
      42,100         TCF Financial Corporation               2,444
      39,700         U.S. Bancorp                            1,094
      40,500         Wells Fargo & Company                   2,318
                                                          --------
                                                            12,022
                                                          --------
         Diversified Financials - 7.5%
      57,000         Allied Capital Corporation**            1,392
      69,500         Citigroup Inc.                          3,232
      32,500         Fannie Mae                              2,319
      27,000         Franklin Resources, Inc.                1,352
      55,000         J.P. Morgan Chase & Company             2,132
      39,500         Morgan Stanley                          2,085
      25,600         T. Rowe Price Group, Inc.               1,290
                                                          --------
                                                            13,802
                                                          --------
         Insurance - 8.5%
      85,000         ACE Ltd.                                3,594
      57,000         AFLAC Inc.                              2,326
      50,000         Allstate Corporation                    2,328
      55,500         Fidelity National Financial, Inc.       2,072
      59,000         HCC Insurance Holdings, Inc.            1,971
      43,000         XL Capital Ltd., Class A                3,245
                                                          --------
                                                            15,536
                                                          --------
                     Total Financials                       41,360
                                                          --------
      Health Care - 6.1%
         Health Care Equipment & Services - 0.8%
      30,500         Becton Dickinson & Company              1,580
                                                          --------
         Pharmaceuticals & Biotechnology - 5.3%
      34,000         Abbott Laboratories                     1,386
      53,000         Bristol-Myers Squibb Company            1,298
      34,500         Johnson & Johnson                       1,922
      23,500         Merck & Company, Inc.                   1,116
     114,500         Mylan Laboratories Inc.                 2,319
      50,000         Pfizer Inc.                             1,714
                                                          --------
                                                             9,755
                                                          --------
                     Total Health Care                      11,335
                                                          --------
      Industrials - 8.0%
         Capital Goods - 6.9%
      46,500         Boeing Company                          2,376
      18,000         Emerson Electric Company                1,144
      28,800         General Dynamics Corporation            2,860
      69,000         General Electric Company                2,236
      40,000         Honeywell International Inc.            1,465
      36,000         Northrop Grumman Corporation            1,933
      24,000         Tyco International Ltd.                   795
                                                          --------
                                                            12,809
                                                          --------

                     See Notes to Financial Statements.
                                                                           3



portfolio of investments (continued)

EQUITY INCOME FUND

June 30, 2004 (unaudited)

                                                            Value
      Shares                                                (000s)
      ------                                                ------

Common Stock - (continued)
      Industrials - (continued)
         Transportation - 1.1%
      26,000         United Parcel Service, Inc.,
                       Class B                            $  1,954
                                                          --------
                     Total Industrials                      14,763
                                                          --------
      Information Technology - 7.9%
         Communications Equipment - 1.8%
      65,000         Harris Corporation                      3,299
                                                          --------
         Computers & Peripherals - 1.5%
      64,300         Hewlett-Packard Company                 1,357
      16,000         International Business Machines
                       Corporation                           1,410
                                                          --------
                                                             2,767
                                                          --------
         Electronic Equipment & Instruments - 3.3%
      196,350        AU Optronics Corporation, ADR**         3,208
       53,000        Diebold, Inc.                           2,802
                                                          --------
                                                             6,010
                                                          --------
         Semiconductors & Semiconductor Equipment - 0.9%
      52,000         Microchip Technology Inc.               1,640
                                                          --------
         Software - 0.4%
      28,000         Computer Associates
                       International, Inc.                     786
                                                          --------
                     Total Information Technology           14,502
                                                          --------
      Materials - 4.3%
      38,000         Alcoa Inc.                              1,255
      52,000         Cemex SA de CV, Sponsored ADR           1,513
      36,000         Dow Chemical Company                    1,465
      11,700         E.I. du Pont de Nemours & Company         520
      65,000         Monsanto Company                        2,502
       9,500         PPG Industries, Inc.                      594
                                                          --------
                     Total Materials                         7,849
                                                          --------
      Telecommunication Services - 2.7%
      44,000         Alltel Corporation                      2,227
       3,000         Metromedia Fiber Network, Inc.,
                       Class A+                                  0***
      36,800         SBC Communications Inc.                   892
      49,500         Verizon Communications Inc.             1,792
                                                          --------
                     Total Telecommunication Services        4,911
                                                          --------
      Utilities - 3.2%
      48,000         FPL Group, Inc.                         3,070
      36,500         Pinnacle West Capital Corporation       1,474
      47,000         Southern Company                        1,370
                                                          --------
                     Total Utilities                         5,914
                                                          --------
                     Total Common Stocks
                       (Cost $127,068)                     156,457
                                                          --------


                                                            Value
      Shares                                                (000s)
      ------                                                ------

REAL ESTATE INVESTMENT TRUSTS - 7.1%
      27,800         AMB Property Corporation             $    963
      25,000         Apartment Investment & Management
                       Company, Class A                        778
      12,900         Arden Realty, Inc.                        379
       7,600         CarrAmerica Realty Corporation            230
      26,500         Corporate Office Properties Trust         659
       8,000         Developers Diversified Realty
                       Corporation                             283
      12,200         Duke Realty Corporation                   388
      36,000         Equity Office Properties Trust            979
      39,500         Equity Residential                      1,174
      51,000         General Growth Properties, Inc.         1,508
      32,200         Health Care Property Investors, Inc.      774
      18,000         Hospitality Properties Trust              762
       6,500         Kimco Realty Corporation                  296
      14,000         Macerich Company                          670
      28,500         Plum Creek Timber Company, Inc.           929
      15,200         ProLogis                                  500
      17,000         Shurgard Storage Centers, Inc.,
                       Class A                                 636
      22,000         Simon Property Group, Inc.              1,131
                                                          --------
                     Total Real Estate Investment Trusts
                       (Cost $9,527)                        13,039
                                                          --------
    Principal
     Amount
     (000s)
    ---------

CONVERTIBLE SECURITIES - 2.2%

      Convertible Bonds and Notes - 2.2%
$       850          RadiSys Corporation, Conv. Sub.
                       Note, 5.500% due 08/15/2007             817
      1,750          TriQuint Semiconductor, Inc.,
                       Conv. Sub. Note,
                       4.000% due 03/01/2007                 1,685
      1,500          Vitesse Semiconductor Corporation,
                       Conv. Sub. Deb., 4.000%
                       due 03/15/2005                        1,509
                                                          --------
                     Total Convertible Securities
                       (Cost $3,554)                         4,011
                                                          --------
FIXED INCOME SECURITIES - 2.0%

      Corporate Bonds and Notes - 1.9%
        100          Aetna Inc., Company Guarantee,
                       7.125% due 08/15/2006                   108
        500          Aetna Inc., Sr. Note,
                       7.875% due 03/01/2011                   577
         45          Baxter International Inc., Note,
                       7.125% due 02/01/2007                    49
        300          CBS Corporation, Sr. Note,
                       7.150% due 05/20/2005                   312
      1,000          ERAC USA Finance Company, Note,
                       7.350% due 06/15/2008++               1,106
        100          Raytheon Company, Sr. Note,
                       6.150% due 11/01/2008                   107
      1,000          TELUS Corporation, Note,
                       8.000% due 06/01/2011                 1,138
        100          Texas-New Mexico Power Company,
                       Sr. Note,
                       6.250% due 01/15/2009                   100
                                                          --------
                     Total Corporate Bonds and Notes
                       (Cost $3,181)                         3,497
                                                          --------


                     See Notes to Financial Statements.
4



portfolio of investments (continued)

EQUITY INCOME FUND

June 30, 2004 (unaudited)

     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

FIXED INCOME SECURITIES - (continued)
      U.S. Government Agency Mortgage-Backed
        Securities - 0.1%
         Federal Home Loan Mortgage Corporation
           (FHLMC) - 0.1%
$     81            6.500% due 09/01/2030                 $     85
      43            7.000% due 09/01/2030                       46
                                                          --------
                        Total U.S. Government Agency
                         Mortgage-Backed Securities
                               (Cost $121)                     131
                                                          --------
                        Total Fixed Income Securities
                             (Cost $3,302)                   3,628
                                                          --------
      Shares
      ------

Warrants - 0.0% +++
  (Cost $0)

      250            V2 Music Holdings PLC,
                       Expires 05/07/2008+,++                    0***
                                                          --------


     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

REPURCHASE AGREEMENT - 3.6%
  (Cost $6,678)

$      6,678         Agreement with Morgan Stanley,
                       1.290% dated 06/30/2004, to be
                       repurchased at $6,678,000 on
                       07/01/2004 (Collateralized by
                       U.S. Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $6,785,000)                        $  6,678
                                                          --------
SHORT-TERM INVESTMENT - 5.0%
  (Cost $9,231)

      9,231          Mellon GSL DBT II
                       Collateral Fund++++                   9,231
                                                          --------
Total Investments (Cost $159,360*)            104.9%       193,044

Other Assets And Liabilities (Net)             (4.9)        (8,991)
                                              -----       --------
Net Assets                                    100.0%      $184,053
                                              =====       ========


==================
   *   Aggregate cost for federal tax purposes.
  **   Some or all of these securities are on loan at June 30, 2004, and have an aggregate market value of $8,897,000, representing 4.8% of the net assets of the Fund (Collateral Value $9,231,000).
 ***   Value of security is less than $500.
   +   Non-income producing security.
  ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.
 +++   Amount represents less than 0.1% of the net assets.
++++ Represents investment purchased with cash collateral for securities loaned.




----------------------------------------------
          GLOSSARY OF TERMS

   ADR  -   American Depository Receipt
   (F)  -   Foreign Shares
----------------------------------------------




                     See Notes to Financial Statements.
                                                                           5



portfolio of investments

GROWTH & INCOME FUND

                                                           Value
      Shares                                               (000s)
      ------                                               ------

COMMON STOCKS - 99.6%
      Consumer Discretionary - 11.2%
         Consumer Durables & Apparel - 1.5%
      212,000        Mattel, Inc.                         $  3,869
                                                          --------
         Hotels, Restaurants & Leisure - 4.0%
      223,000        Carnival Corporation**                 10,481
                                                          --------
         Media - 5.7%
      114,000        Comcast Corporation, Class A+           3,195
      108,000        Comcast Corporation, Special Class A+   2,982
      350,000        Liberty Media Corporation, Class A+     3,147
       17,500        Liberty Media International, Inc.,
                       Class A+                                649
      135,000        Viacom Inc., Class B                    4,822
                                                          --------
                                                            14,795
                                                          --------
                     Total Consumer Discretionary           29,145
                                                          --------
      Consumer Staples - 11.5%
         Food & Staples Retailing - 3.5%
       79,000        Costco Wholesale Corporation            3,244
      329,000        Kroger Company+                         5,988
                                                          --------
                                                             9,232
                                                          --------
         Food, Beverage & Tobacco - 1.8%
       85,000        PepsiCo Inc.                            4,580
                                                          --------
         Household & Personal Products - 6.2%
      184,000        Avon Products, Inc.                     8,490
       69,000        Kimberly-Clark Corporation              4,546
       56,000        Procter & Gamble Company                3,048
                                                          --------
                                                            16,084
                                                          --------
                     Total Consumer Staples                 29,896
                                                          --------
      Energy - 7.7%
       94,000        BP PLC, Sponsored ADR                   5,036
       91,000        Exxon Mobil Corporation                 4,041
       83,000        Royal Dutch Petroleum Company (F)       4,289
       50,000        Schlumberger Ltd.                       3,175
       87,000        Unocal Corporation                      3,306
                                                          --------
                     Total Energy                           19,847
                                                          --------
      Financials - 24.1%
         Banks - 10.3%
      126,640        Bank of America Corporation            10,716
       93,000        PNC Financial Services Group, Inc.      4,936
      107,000        Wachovia Corporation                    4,762
      109,000        Wells Fargo & Company                   6,238
                                                          --------
                                                            26,652
                                                          --------
         Diversified Financials - 7.8%
      124,000        Citigroup Inc.                          5,766
      111,000        Freddie Mac                             7,027
      195,000        J.P. Morgan Chase & Company             7,560
                                                          --------
                                                            20,353
                                                          --------


                                                           Value
      Shares                                               (000s)
      ------                                               ------

         Insurance - 6.0%
       67,000        ACE Ltd.                             $  2,833
      155,000        Allstate Corporation                    7,215
       79,000        American International Group Inc.       5,631
                                                          --------
                                                            15,679
                                                          --------
                     Total Financials                       62,684
                                                          --------
      Health Care - 15.3%
         Health Care Equipment & Services - 5.2%
      101,000        Baxter International Inc.               3,485
       96,000        Cardinal Health Inc.                    6,725
       66,000        Medtronic, Inc.                         3,216
                                                          --------
                                                            13,426
                                                          --------
         Pharmaceuticals & Biotechnology - 10.1%
      130,000        Bristol-Myers Squibb Company            3,185
       76,000        Johnson & Johnson                       4,233
       68,000        Merck & Company, Inc.                   3,230
      345,000        Mylan Laboratories Inc.                 6,986
      175,000        Pfizer Inc.                             5,999
       40,000        Teva Pharmaceutical Industries Ltd.,
                       Sponsored ADR                         2,692
                                                          --------
                                                            26,325
                                                          --------
                     Total Health Care                      39,751
                                                          --------
      Industrials - 9.8%
         Capital Goods - 9.8%
      135,000        Boeing Company                          6,897
      110,000        General Electric Company                3,564
      193,000        Honeywell International Inc.            7,069
      241,000        Tyco International Ltd.**               7,987
                                                          --------
                     Total Industrials                      25,517
                                                          --------
      Information Technology - 14.6%
         Communications Equipment - 2.1%
      301,000        Motorola, Inc.**                        5,493
                                                          --------
         Computers & Peripherals - 3.7%
      180,000        Hewlett-Packard Company                 3,798
       65,000        International Business Machines
                       Corporation                           5,730
                                                          --------
                                                             9,528
                                                          --------
         IT Services - 2.7%
      157,000        First Data Corporation                  6,990
                                                          --------
         Semiconductors & Semiconductor Equipment - 1.5%
      139,000        Intel Corporation                       3,836
                                                          --------
         Software - 4.6%
      185,000        Computer Associates International,
                       Inc.                                  5,191
      240,000        Microsoft Corporation**                 6,855
                                                          --------
                                                            12,046
                                                          --------
                     Total Information Technology           37,893
                                                          --------



                     See Notes to Financial Statements.
6



portfolio of investments (continued)

GROWTH & INCOME FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------


COMMON STOCKS - (continued)
      Materials - 0.5%
       37,000        Alcoa Inc.                           $  1,222
                                                          --------
      Telecommunication Services - 1.3%
      136,000        SBC Communications Inc.                 3,298
                                                          --------
      Utilities - 3.6%
       64,000        FPL Group, Inc.                         4,093
      106,000        NiSource Inc.                           2,186
       78,000        Pinnacle West Capital Corporation       3,150
                                                          --------
                     Total Utilities                         9,429
                                                          --------
                     Total Common Stocks
                       (Cost $203,630)                     258,682
                                                          --------

     Principal
      Amount
      (000s)
     ---------

REPURCHASE AGREEMENT - 0.4%
  (Cost $1,102)
$      1,102         Agreement with Morgan Stanley,
                       1.290% dated 06/30/2004, to be
                       repurchased at $1,102,000 on
                       07/01/2004 (Collateralized by
                       U.S. Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $1,120,000)                           1,102
                                                          --------
SHORT-TERM INVESTMENT - 8.0%
  (Cost $20,897)
      20,897         Mellon GSL DBT II
                       Collateral Fund++                    20,897
                                                          --------
TOTAL INVESTMENTS (Cost $225,629*)           108.0%        280,681

OTHER ASSETS AND LIABILITIES (Net)            (8.0)        (20,848)
                                             -----        --------
NET ASSETS                                   100.0%       $259,833
                                             =====        ========


==================
  *   Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at June 30, 2004, and have an aggregate market value of $20,132,000, representing 7.7%
      of the net assets of the Fund (Collateral Value $20,897,000).
  +   Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.


-----------------------------------------
          GLOSSARY OF TERMS

  ADR  -   American Depository Receipt
  (F)  -   Foreign Shares
-----------------------------------------



                     See Notes to Financial Statements.
                                                                           7



portfolio of investments

WEST COAST EQUITY FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------

COMMON STOCKS - 93.4%
      Consumer Discretionary - 15.8%
         Automobiles & Components - 1.9%
       69,300        Monaco Coach Corporation             $  1,952
        8,900        Superior Industries International,
                       Inc.                                    298
                                                          --------
                                                             2,250
                                                          --------
         Consumer Durables & Apparel - 3.9%
       17,524        Columbia Sportswear Company+              957
       16,500        KB Home                                 1,132
       53,000        Mattel, Inc.                              967
       19,125        NIKE Inc., Class B                      1,449
                                                          --------
                                                             4,505
                                                          --------
         Hotels, Restaurants & Leisure - 3.6%
       84,300        Hilton Hotels Corporation               1,573
        6,000        Jack in the Box Inc.+                     178
       39,070        Starbucks Corporation+                  1,699
      129,460        WestCoast Hospitality Corporation+        693
                                                          --------
                                                             4,143
                                                          --------
         Media - 5.0%
       30,000        Getty Images, Inc.+**                   1,800
       22,300        Knight-Ridder, Inc.                     1,606
        1,800        McClatchy Company, Class A                126
       45,700        Univision Communications Inc.,
                       Class A+**                            1,459
       33,200        Walt Disney Company                       846
                                                          --------
                                                             5,837
                                                          --------
         Retailing - 1.4%
       62,985        Building Materials Holding
                       Corporation                           1,192
       27,200        Hollywood Entertainment Corporation+      364
       10,400        Restoration Hardware, Inc.+                76
                                                          --------
                                                             1,632
                                                          --------
                     Total Consumer Discretionary           18,367
                                                          --------

      Consumer Staples - 3.3%
         Food & Staples Retailing - 2.9%
       46,320        Costco Wholesale Corporation            1,902
       83,790        Kroger Company+                         1,525
                                                          --------
                                                             3,427
                                                          --------
         Household/Personal Care Products - 0.4%
        9,000        Estee Lauder Companies Inc.,
                       Class A                                 439
                                                          --------
                     Total Consumer Staples                  3,866
                                                          --------
      Energy - 5.5%
       36,500        Apache Corporation                      1,590
       28,100        ChevronTexaco Corporation               2,644
       37,300        Nabors Industries Ltd.+                 1,687
        9,000        Occidental Petroleum Corporation          436
                                                          --------
                     Total Energy                            6,357
                                                          --------


                                                           Value
      Shares                                               (000s)
      ------                                               ------

      Financials - 18.5%
         Banks - 13.5%
       25,250        Bank of America Corporation          $  2,137
       34,300        Banner Corporation                        997
       11,600        City National Corporation                 762
       38,000        East West Bancorp, Inc.                 1,167
       34,400        Greater Bay Bancorp                       994
       11,800        KeyCorp                                   353
        8,400        Pacific Capital Bancorp                   236
       92,500        U.S. Bancorp                            2,549
        2,900        United PanAm Financial Corporation+        49
       83,498        Washington Federal, Inc.                2,004
       77,623        Wells Fargo & Company                   4,442
                                                          --------
                                                            15,690
                                                          --------
         Diversified Financials - 2.7%
       95,500        Charles Schwab Corporation                918
       23,100        Citigroup Inc.                          1,074
        2,550        Countrywide Financial Corporation         179
       17,000        Franklin Resources, Inc.                  851
        1,955        Piper Jaffray Companies, Inc.+             89
                                                          --------
                                                             3,111
                                                          --------
         Insurance - 2.3%
       15,400        RenaissanceRe Holdings Ltd.               831
       26,600        StanCorp Financial Group, Inc.          1,782
                                                          --------
                                                             2,613
                                                          --------
                     Total Financials                       21,414
                                                          --------
      Health Care - 12.2%
         Health Care Equipment & Services - 4.8%
       18,800        Applera Corporation-Applied
                       Biosystems Group                        409
       12,700        Caremark Rx, Inc.+                        418
        8,680        Health Net, Inc.+                         230
      135,400        OraSure Technologies, Inc.+             1,318
        8,500        ResMed Inc.+                              433
       71,225        SonoSite, Inc.+                         1,703
       14,000        Varian Medical Systems, Inc.+           1,111
                                                          --------
                                                             5,622
                                                          --------
         Pharmaceuticals & Biotechnology - 7.4%
       20,400        Allergan, Inc.**                        1,826
       23,307        Amgen, Inc.+                            1,272
        2,400        Amylin Pharmaceuticals, Inc.+              55
      132,155        Corixa Corporation+                       617
       34,000        Dendreon Corporation+                     416
       43,325        EDEN Bioscience Corporation+               37
       20,000        Genentech, Inc.+                        1,124
       22,755        ICOS Corporation+**                       679
        8,400        Neurocrine Biosciences, Inc.+             436
       43,100        Pfizer Inc.                             1,477
       22,200        Watson Pharmaceuticals, Inc.+             597
                                                          --------
                                                             8,536
                                                          --------
                     Total Health Care                      14,158
                                                          --------

                     See Notes to Financial Statements.
8



portfolio of investments (continued)

WEST COAST EQUITY FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------

COMMON STOCK - (continued)
      Industrials - 15.0%
         Capital Goods - 11.4%
       57,511        Boeing Company                       $  2,938
       17,200        Cascade Corporation                       538
       18,200        Dionex Corporation+                     1,004
       42,740        Electro Scientific Industries, Inc.+    1,210
       76,300        Greenbrier Companies, Inc.+             1,454
       24,700        Northrop Grumman Corporation            1,326
       48,300        PACCAR Inc.                             2,801
       21,200        Precision Castparts Corporation         1,159
       13,100        Simpson Manufacturing Company, Inc.       735
                                                          --------
                                                            13,165
                                                          --------
         Commercial Services & Supplies - 1.1%
       41,800        Robert Half International Inc.          1,245
                                                          --------
         Transportation - 2.5%
       34,960        Alaska Air Group, Inc.+                   834
       43,000        Expeditors International of
                       Washington, Inc.**                    2,125
                                                          --------
                                                             2,959
                                                          --------
                     Total Industrials                      17,369
                                                          --------
      Information Technology - 19.1%
         Communications Equipment - 1.2%
       57,600        Cisco Systems, Inc.+                    1,365
                                                          --------
         Computers & Peripherals - 2.2%
      115,100        Advanced Digital Information
                       Corporation+                          1,117
       60,900        Hewlett-Packard Company                 1,285
       11,100        InFocus Corporation+                       94
                                                          --------
                                                             2,496
                                                          --------
         Electronic Equipment & Instruments - 1.7%
       39,590        Microvision, Inc.+**                      333
       49,120        Tektronix, Inc.                         1,671
                                                          --------
                                                             2,004
                                                          --------
         Internet Software & Services - 1.0%
      295,600        Primus Knowledge Solutions, Inc.+         544
       81,900        WatchGuard Technologies, Inc.+            591
                                                          --------
                                                             1,135
                                                          --------
         Semiconductors & Semiconductor Equipment - 5.8%
       22,725        Applied Materials, Inc.+                  446
       31,000        Credence Systems Corporation+             428
       30,790        FEI Company+                              736
       73,830        Intel Corporation                       2,038
        9,000        KLA-Tencor Corporation+**                 444
       74,780        Lattice Semiconductor Corporation+        524
       46,800        LSI Logic Corporation+                    357
      100,000        Pixelworks, Inc.+                       1,532
       45,600        TriQuint Semiconductor, Inc.+             249
                                                          --------
                                                             6,754
                                                          --------


                                                           Value
      Shares                                               (000s)
      ------                                               ------

         Software - 7.2%
       31,800        Actuate Corporation+                 $    126
       31,000        Adobe Systems Inc.                      1,441
        7,500        Electronic Arts Inc.+                     409
       34,200        Fair Isaac Corporation                  1,142
      115,530        Microsoft Corporation                   3,300
       34,662        ONYX Software Corporation+                144
       26,700        Quest Software, Inc.+**                   344
       36,090        RadiSys Corporation+                      670
       29,500        Siebel Systems, Inc.+                     315
       24,000        Sybase, Inc.+                             432
                                                          --------
                                                             8,323
                                                          --------
                     Total Information Technology           22,077
                                                          --------
         Materials - 4.0%
       64,300        Oregon Steel Mills, Inc.+                 948
       57,930        Schnitzer Steel Industries,
                       Inc., Class A                         1,967
       27,835        Weyerhaeuser Company                    1,757
                                                          --------
                     Total Materials                         4,672
                                                          --------
                     Total Common Stocks
                       (Cost $85,127)                      108,280
                                                          --------
REAL ESTATE INVESTMENT TRUSTS - 2.1%
       15,600        AMB Property Corporation                  540
       51,900        Plum Creek Timber Company, Inc.         1,691
        6,000        Shurgard Storage Centers, Inc.,
                       Class A                                 224
                                                          --------
                     Total Real Estate Investment Trusts
                       (Cost $2,000)                         2,455
                                                          --------
     Principal
      Amount
      (000s)
     ---------

REPURCHASE AGREEMENT - 4.4%
  (Cost $5,092)

$      5,092         Agreement with Morgan Stanley,
                       1.290% dated 06/30/2004, to be
                       repurchased at $5,092,000 on
                       07/01/2004 (Collateralized by
                       U.S. Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $5,174,000)                           5,092
                                                          --------

SHORT-TERM INVESTMENT - 5.8%
  (Cost $6,702)
      6,702          Mellon GSL DBT II
                       Collateral Fund++                     6,702
                                                          --------
TOTAL INVESTMENTS (Cost $98,921*)               105.7%     122,529

OTHER ASSETS AND LIABILITIES (Net)               (5.7)      (6,618)
                                                -----     --------
NET ASSETS                                      100.0%    $115,911
                                                =====     ========

==================
  *  Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at June 30, 2004, and have an aggregate market value of $6,527,000, representing 5.6% of the net assets of the Fund (Collateral Value $6,702,000).
  +  Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

                     See Notes to Financial Statements.
                                                                           9



portfolio of investments

MID CAP STOCK FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------

COMMON STOCKS - 91.6%
      Consumer Discretionary - 14.8%
         Automobiles & Components - 1.6%
       15,400        Magna International Inc., Class A    $  1,312
       10,300        Superior Industries International,
                       Inc.**                                  344
                                                          --------
                                                             1,656
                                                          --------
         Consumer Durables & Apparel - 4.7%
       69,800        Jones Apparel Group, Inc.               2,756
      116,400        Mattel, Inc.                            2,124
                                                          --------
                                                             4,880
                                                          --------
         Hotels, Restaurants & Leisure - 3.0%
        7,900        Mandalay Resort Group                     542
       19,600        Papa John's International, Inc.+          579
       54,700        Yum! Brands, Inc.+                      2,036
                                                          --------
                                                             3,157
                                                          --------
         Retailing - 5.5%
       46,700        Neiman Marcus Group Inc., Class A**     2,599
       71,400        Tiffany & Company                       2,631
       11,500        Weight Watchers International,
                       Inc.+**                                 450
                                                          --------
                                                             5,680
                                                          --------
                     Total Consumer Discretionary           15,373
                                                          --------
      Consumer Staples - 4.5%
         Food, Beverage & Tobacco - 3.2%
       49,600        Dean Foods Company+                     1,851
       31,600        Hershey Foods Corporation               1,462
                                                          --------
                                                             3,313
                                                          --------
         Household & Personal Products - 1.3%
       27,600        Estee Lauder Companies Inc., Class A    1,346
                                                          --------
                     Total Consumer Staples                  4,659
                                                          --------
      Energy - 7.4%
       49,600        Baker Hughes Inc.                       1,867
       28,999        Devon Energy Corporation                1,914
       47,900        Nabors Industries Ltd.+                 2,166
       36,500        Tidewater Inc.                          1,088
       17,400        Unocal Corporation                        661
                                                          --------
                     Total Energy                            7,696
                                                          --------
      Financials - 18.0%
         Banks - 5.4%
      50,800         GreenPoint Financial Corporation        2,017
      16,400         North Fork Bancorporation, Inc.**         624
      39,100         TCF Financial Corporation**             2,270
      26,200         Washington Federal, Inc.                  629
                                                          --------
                                                             5,540
                                                          --------


                                                           Value
      Shares                                               (000s)
      ------                                               ------

         Diversified Financials - 5.4%
       59,900        A.G. Edwards, Inc.                   $  2,038
       27,700        Ambac Financial Group, Inc.             2,034
       22,299        Countrywide Financial Corporation       1,567
                                                          --------
                                                             5,639
                                                          --------
         Insurance - 7.2%
       57,887        Fidelity National Financial, Inc.       2,161
       81,200        HCC Insurance Holdings, Inc.            2,713
       21,100        MGIC Investment Corporation             1,601
       23,691        PMI Group, Inc.                         1,031
                                                          --------
                                                             7,506
                                                          --------
                     Total Financials                       18,685
                                                          --------
      Health Care - 10.8%
         Health Care Equipment & Services - 9.1%
       33,300        AmerisourceBergen Corporation**         1,991
       40,100        Covance Inc.+                           1,547
       28,800        Express Scripts, Inc., Class A+         2,282
       86,302        IMS Health Inc.                         2,023
       34,200        Universal Health Services, Inc.,
                       Class B**                             1,569
                                                          --------
                                                             9,412
                                                          --------
         Pharmaceuticals & Biotechnology - 1.7%
       87,625        Mylan Laboratories Inc.                 1,774
                                                          --------
                     Total Health Care                      11,186
                                                          --------
      Industrials - 10.4%
         Capital Goods - 6.7%
       74,100        Federal Signal Corporation              1,379
       51,400        Lincoln Electric Holdings, Inc.         1,752
       10,200        Lockheed Martin Corporation               531
       22,400        PACCAR Inc.                             1,299
       39,600        Teleflex Inc.                           1,986
                                                          --------
                                                             6,947
                                                          --------
         Commercial Services & Supplies - 2.4%
        8,600        HNI Corporation                           364
       74,000        Republic Services, Inc.                 2,142
                                                          --------
                                                             2,506
                                                          --------
         Transportation - 1.3%
       56,400        Alaska Air Group, Inc.+                 1,346
                                                          --------
                     Total Industrials                      10,799
                                                          --------
      Information Technology - 15.9%
         Computers & Peripherals - 1.7%
       64,300        Electronics for Imaging, Inc.+          1,817
                                                          --------
         Electronic Equipment & Instruments - 1.8%
       26,100        Arrow Electronics, Inc.+                  700
       22,300        Diebold, Inc.                           1,179
                                                          --------
                                                             1,879
                                                          --------

                     See Notes to Financial Statements.
10



portfolio of investments (continued)

MID CAP STOCK FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------

COMMON STOCK - (continued)
      Information Technology - (continued)
         IT Services - 2.0%
       62,400        Acxiom Corporation                   $  1,550
       34,700        Convergys Corporation+                    534
                                                          --------
                                                             2,084
                                                          --------
         Semiconductors & Semiconductor Equipment - 2.7%
       88,250        Microchip Technology Inc.               2,783
                                                          --------
         Software - 7.7%
       29,600        Adobe Systems Inc.                      1,376
      108,400        BMC Software Inc.+                      2,005
       99,900        PeopleSoft Inc.+                        1,848
       86,200        Siebel Systems, Inc.+                     921
       65,300        Synopsys, Inc.+**                       1,857
                                                          --------
                                                             8,007
                                                          --------
                     Total Information Technology           16,570
                                                          --------
         Materials - 3.9%
       52,400        Cabot Corporation                       2,133
       39,000        Valspar Corporation                     1,967
                                                          --------
                     Total Materials                         4,100
                                                          --------
         Telecommunication Services - 0.6%
       15,100        United States Cellular Corporation+       582
                                                          --------
         Utilities - 5.3%
       31,100        FPL Group, Inc.                         1,989
       71,600        NiSource Inc.                           1,477
       51,800        Pinnacle West Capital Corporation       2,092
                                                          --------
                     Total Utilities                         5,558
                                                          --------
                     Total Common Stocks
                       (Cost $70,818)                       95,208
                                                          --------
REAL ESTATE INVESTMENT TRUST - 1.6%
  (Cost $1,502)
      55,900         General Growth Properties, Inc.         1,653
                                                          --------



     Principal
      Amount                                                Value
      (000s)                                                (000s)
     ---------                                              ------

REPURCHASE AGREEMENT - 6.9%
  (Cost $7,126)
$      7,126         Agreement with Morgan Stanley,
                       1.290% dated 06/30/2004, to be
                       repurchased at $7,126,000 on
                       07/01/2004 (Collateralized by
                       U.S. Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $7,241,000)                        $  7,126
                                                          --------
SHORT-TERM INVESTMENT - 7.3%
  (Cost $7,597)
      7,597          Mellon GSL DBT II
                       Collateral Fund++                     7,597
                                                          --------
TOTAL INVESTMENTS (Cost $87,043*)           107.4%         111,584

OTHER ASSETS AND LIABILITIES (Net)           (7.4)          (7,695)
                                            -----         --------
NET ASSETS                                  100.0%        $103,889
                                            =====         ========


==================
  *   Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at June 30, 2004, and have an aggregate market value of $7,449,000, representing 7.2% of the net assets of the Fund (Collateral Value $7,597,000).
  +   Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

                     See Notes to Financial Statements.
                                                                          11



portfolio of investments

GROWTH FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------

Common Stocks - 95.4%
      Consumer Discretionary - 15.4%
         Consumer Durables & Apparel - 0.4%
        6,350        Coach, Inc.+                         $    287
        9,645        NIKE Inc., Class B                        731
                                                          --------
                                                             1,018
                                                          --------
         Hotels, Restaurants & Leisure - 2.1%
       32,100        Carnival Corporation**                  1,509
       44,185        Hilton Hotels Corporation                 825
        7,300        Marriott International, Inc., Class A     364
       22,205        McDonald's Corporation                    577
       35,480        Royal Caribbean Cruises Ltd.            1,540
                                                          --------
                                                             4,815
                                                          --------
         Media - 8.1%
        6,123        Cablevision Systems Corporation-
                      New York Group, Class A+**               120
       38,700        Clear Channel Communications, Inc.      1,430
      130,100        Comcast Corporation, Special
                       Class A+**                            3,592
       11,100        Cox Communications Inc., Class A+         309
       58,850        Gemstar-TV Guide International, Inc.+     283
       62,091        Liberty Media Corporation, Class A+       558
       11,400        New York Times Company, Class A           510
       48,600        News Corporation Ltd., Sponsored
                       ADR**                                 1,721
       11,600        Omnicom Group Inc.                        880
      232,312        Time Warner Inc.+                       4,084
       32,770        Univision Communications Inc.,
                       Class A+**                            1,046
      110,935        Viacom Inc., Class B                    3,963
       17,600        XM Satellite Radio Holdings Inc.,
                       Class A+**                              480
                                                          --------
                                                            18,976
                                                          --------
         Retailing - 4.8%
        9,150        Bed Bath & Beyond Inc.+                   352
        8,900        Best Buy Company, Inc.                    451
        7,100        Chico's FAS, Inc.+**                      321
        5,500        eBay Inc.+                                506
       15,900        Federated Department Stores, Inc.         781
        7,000        Foot Locker, Inc.                         170
       56,100        Gap, Inc.**                             1,360
       37,065        Home Depot, Inc.                        1,305
       10,200        J.C. Penney Company, Inc.
                       (Holding Company)                       385
        8,400        Limited Brands, Inc.                      157
       11,400        Lowe's Companies, Inc.                    599
        2,300        PETCO Animal Supplies, Inc.+               74
       17,200        PETsMART, Inc.                            558
       53,740        Staples, Inc.                           1,575
       62,200        Target Corporation                      2,642
                                                          --------
                                                            11,236
                                                          --------
                     Total Consumer Discretionary           36,045
                                                          --------


                                                           Value
      Shares                                               (000s)
      ------                                               ------

      Consumer Staples - 7.5%
         Food & Staples Retailing - 1.9%
       49,395        Costco Wholesale Corporation         $  2,029
        9,400        Sysco Corporation                         337
       27,900        Wal-Mart Stores Inc.                    1,472
       18,000        Walgreen Company                          652
                                                          --------
                                                             4,490
                                                          --------
         Food, Beverage & Tobacco - 3.3%
        9,800        Altria Group, Inc.                        491
       45,000        Anheuser-Busch Companies, Inc.          2,430
        6,400        Bunge Ltd.                                249
       23,900        Coca-Cola Company                       1,206
        8,000        Hershey Foods Corporation                 370
       53,650        PepsiCo Inc.                            2,891
                                                          --------
                                                             7,637
                                                          --------
         Household & Personal Products - 2.3%
       12,050        Alberto-Culver Company, Class B           604
        8,400        Avon Products, Inc.                       387
       14,800        Clorox Company                            796
       21,300        Estee Lauder Companies Inc., Class A    1,039
        5,300        Kimberly-Clark Corporation                349
       42,500        Procter & Gamble Company                2,314
                                                          --------
                                                             5,489
                                                          --------
                     Total Consumer Staples                 17,616
                                                          --------
      Energy - 4.9%
       12,100        Amerada Hess Corporation                  958
       18,800        BJ Services Company+                      862
       18,100        Burlington Resources Inc.                 655
       17,100        EnCana Corporation**                      735
        3,100        EOG Resources, Inc.                       185
       85,805        Exxon Mobil Corporation                 3,811
       35,585        Halliburton Company                     1,077
       20,516        Kinder Morgan Management LLC+             754
        5,200        Murphy Oil Corporation                    383
       16,600        Schlumberger Ltd.                       1,054
        9,600        Total SA, Sponsored ADR                   922
                                                          --------
                     Total Energy                           11,396
                                                          --------
      Financials - 8.8%
         Banks - 0.6%
       27,300        Bank One Corporation                    1,392
                                                          --------
         Diversified Financials - 6.4%
       75,745        American Express Company                3,892
        8,300        Bear Stearns Companies Inc.               700
       96,051        Citigroup Inc.                          4,466
        6,930        Fannie Mae                                495
       21,400        J.P. Morgan Chase & Company               830
       10,200        MBNA Corporation                          263
        4,900        Merrill Lynch & Company, Inc.             264
       64,130        Morgan Stanley                          3,384
       12,800        SLM Corporation                           518
                                                          --------
                                                            14,812
                                                          --------

                     See Notes to Financial Statements.
12



portfolio of investments (continued)

GROWTH FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------

COMMON STOCKS - (continued)
      Financials - (continued)
         Insurance - 1.8%
       12,925        Allstate Corporation                 $    602
       32,300        American International Group Inc.       2,302
        2,000        Progressive Corporation                   171
       18,300        Prudential Financial, Inc.                850
        4,900        XL Capital Ltd., Class A                  370
                                                          --------
                                                             4,295
                                                          --------
                     Total Financials                       20,499
                                                          --------
      Health Care - 17.8%
         Health Care Equipment & Services - 6.4%
       16,200        Aetna Inc.                              1,377
        8,100        Alcon, Inc.                               637
       10,150        Anthem, Inc.+**                           909
       18,800        Applera Corporation-Applied
                       Biosystems Group                        409
       11,620        Biomet, Inc.                              516
        7,300        Boston Scientific Corporation+            312
       39,270        Caremark Rx, Inc.+                      1,293
        7,390        Guidant Corporation                       413
        7,500        Invitrogen Corporation+                   540
        3,500        Kinetic Concepts, Inc.+                   175
       84,010        Medtronic, Inc.                         4,093
       27,200        Millipore Corporation+                  1,533
        6,500        St. Jude Medical, Inc.+                   492
       19,255        UnitedHealth Group Inc.                 1,199
        6,200        Varian Medical Systems, Inc.+             492
        6,900        Zimmer Holdings, Inc.+                    609
                                                          --------
                                                            14,999
                                                          --------
         Pharmaceuticals & Biotechnology - 11.4%
       62,995        Amgen, Inc.+                            3,438
       21,600        Biogen Idec Inc.+                       1,366
        9,000        Digene Corporation+                       329
       10,300        Dr. Reddy's Laboratories Ltd., ADR        179
       33,125        Eli Lilly & Company                     2,316
       34,330        Genentech, Inc.+                        1,929
       16,300        Gilead Sciences, Inc.+                  1,092
       51,500        Johnson & Johnson                       2,869
        1,300        Martek Biosciences Corporation+            73
        9,000        Medimmune, Inc.+                          211
       28,617        Merck & Company, Inc.                   1,359
       37,578        Novartis AG                             1,658
      192,620        Pfizer Inc.                             6,603
       10,300        Pharmaceutical Product
                       Development, Inc.+                      327
        5,923        Roche Holding AG-Genusschein              586
       32,301        Teva Pharmaceutical Industries Ltd.,
                       Sponsored ADR                         2,173
                                                          --------
                                                            26,508
                                                          --------
                     Total Health Care                      41,507
                                                          --------


                                                           Value
      Shares                                               (000s)
      ------                                               ------

      Industrials - 11.6%
         Capital Goods - 8.6%
        7,200        3M Company                           $    648
      283,795        General Electric Company                9,195
       25,500        Honeywell International Inc.              934
       14,200        Ingersoll-Rand Company, Class A           970
        7,500        ITT Industries, Inc.                      623
       20,900        Lockheed Martin Corporation             1,089
       13,800        Northrop Grumman Corporation              741
      106,980        Tyco International Ltd.                 3,545
       25,015        United Technologies Corporation         2,288
                                                          --------
                                                            20,033
                                                          --------
         Commercial Services & Supplies - 1.1%
       20,400        Cendant Corporation                       499
        7,100        Manpower Inc.                             361
       10,000        Paychex, Inc.                             339
       40,400        Waste Management Inc.                   1,238
                                                          --------
                                                             2,437
                                                          --------
         Transportation - 1.9%
        7,250        Canadian National Railway Company         316
       13,200        Expeditors International of
                       Washington, Inc.**                      652
       25,180        FedEx Corporation                       2,057
       19,000        Norfolk Southern Corporation              504
       12,900        United Parcel Service, Inc., Class B      970
                                                          --------
                                                             4,499
                                                          --------
                     Total Industrials                      26,969
                                                          --------
      Information Technology - 26.6%
         Communications Equipment - 4.8%
      252,960        Cisco Systems, Inc.+                    5,995
        7,220        Crown Castle International
                       Corporation+                            107
        5,300        Juniper Networks, Inc.+                   130
       97,200        Lucent Technologies Inc.+                 367
      129,270        Motorola, Inc.                          2,359
      112,809        Nokia Oyj, Sponsored ADR                1,640
        7,200        QUALCOMM Inc.                             526
                                                          --------
                                                            11,124
                                                          --------
         Computers & Peripherals - 3.9%
       90,990        Dell Computer Corporation+              3,259
       53,800        EMC Corporation+                          614
       38,900        International Business Machines
                       Corporation**                         3,429
       18,595        Lexmark International, Inc.+            1,795
                                                          --------
                                                             9,097
                                                          --------
         Electronic Equipment & Instruments - 2.1%
       37,100        Agilent Technologies, Inc.+             1,086
       50,550        Flextronics International Ltd.+           806
       10,500        L-3 Communications Holdings, Inc.         702
       25,800        PerkinElmer, Inc.                         517
       26,700        Tektronix, Inc.                           908
       12,000        Thermo Electron Corporation+              369
       31,000        Vishay Intertechnology, Inc.+             576
                                                          --------
                                                             4,964
                                                          --------

                     See Notes to Financial Statements.
                                                                          13



portfolio of investments (continued)

GROWTH FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------

COMMON STOCKS - (continued)
      Information Technology - (continued)
         Internet Software & Services - 2.2%
       14,460        Symantec Corporation+                $    633
      122,820        Yahoo! Inc.+                            4,462
                                                          --------
                                                             5,095
                                                          --------
         IT Services - 0.1%
       13,200        Cognizant Technology Solutions
                       Corporation+                            335
                                                          --------
         Semiconductors & Semiconductor Equipment - 5.5%
       13,800        Analog Devices, Inc.                      650
       65,475        Applied Materials, Inc.+                1,285
        3,800        Broadcom Corporation, Class A+            178
       36,500        Cypress Semiconductor Corporation+        518
      165,550        Intel Corporation                       4,569
        2,800        Linear Technology Corporation             110
        8,400        Marvell Technology Group Ltd.+**          224
        6,200        Microchip Technology Inc.                 196
        7,950        Samsung Electronics Company Ltd.,
                       GDR**                                 1,641
        5,600        Silicon Laboratories Inc.+                260
       71,601        Taiwan Semiconductor Manufacturing
                       Company Ltd., Sponsored ADR             595
       97,785        Texas Instruments Inc.                  2,364
        5,600        Xilinx, Inc.                              186
                                                          --------
                                                            12,776
                                                          --------
         Software - 8.0%
       37,900        Adobe Systems Inc.                      1,762
       10,600        Amdocs Ltd.+**                            248
       38,600        Cadence Design Systems, Inc.+**           565
       32,000        Citrix Systems, Inc.+                     652
       27,355        Electronic Arts Inc.+                   1,492
       12,740        Intuit Inc.+**                            492
        4,300        Mercury Interactive Corporation+**        214
      348,430        Microsoft Corporation                   9,951
       20,500        Novell, Inc.+                             172
       30,500        Oracle Corporation+                       364
        9,700        Red Hat, Inc.+**                          223
       37,000        SAP AG, Sponsored ADR                   1,547
       34,300        VERITAS Software Corporation+             950
                                                          --------
                                                            18,632
                                                          --------
                     Total Information Technology           62,023
                                                          --------
      Materials - 2.4%
       15,100        Air Products & Chemicals, Inc.            792
       13,600        Alcoa Inc.                                449
        9,900        Dow Chemical Company                      403
       11,200        E.I. du Pont de Nemours & Company         498
        4,500        Monsanto Company                          173
        4,440        Phelps Dodge Corporation+**               344
       53,800        Praxair, Inc.                           2,147
        7,545        Rio Tinto PLC, Sponsored ADR**            740
                                                          --------
                     Total Materials                         5,546
                                                          --------


                                                           Value
      Shares                                               (000s)
      ------                                               ------

      Telecommunication Services - 0.4%
          900        Mobile Telesystems OJSC, Sponsored
                       ADR                                $    110
       21,700        Telefonos de Mexico SA de CV,
                       Class L, Sponsored ADR                  722
        1,100        VimpelCom, Sponsored ADR+                 106
                                                          --------
                     Total Telecommunication Services          938
                                                          --------
                     Total Common Stocks
                       (Cost $199,280)                     222,539
                                                          --------
PREFERRED STOCK - 0.2%
  (Cost $350)
       10,600        News Corporation Ltd., Sponsored ADR      348
                                                          --------
     Principal
      Amount
      (000s)
     ---------

REPURCHASE AGREEMENT - 3.9%
  (Cost $9,043)

$      9,043         Agreement with Morgan Stanley,
                       1.290% dated 06/30/2004, to be
                       repurchased at $9,043,000 on
                       07/01/2004 (Collateralized by
                       U.S. Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $9,188,000)                           9,043
                                                          --------
SHORT-TERM INVESTMENT - 6.9%
  (Cost $16,157)

       16,157        Mellon GSL DBT II
                       Collateral Fund++                    16,157
                                                          --------
TOTAL INVESTMENTS (Cost $224,830*)              106.4%     248,087

OTHER ASSETS AND LIABILITIES (Net)               (6.4)     (14,932)
                                                -----     --------
NET ASSETS                                      100.0%    $233,155
                                                =====     ========


==================
  *   Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at June 30, 2004, and have an aggregate market value of $13,959,000, representing 6.0% of the net assets of the Fund (Collateral Value $16,157,000).
  +   Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

               SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
                 Forward Foreign Currency Contracts to Sell
                            Contracts to Deliver
                                  (000s)
                     -------------------------------------
                                                                  Net
                                                               Unrealized
Expiration             Local       Value in   In Exchange     Appreciation
  Date               Currency       U.S. $      for U.S. $    of Contracts
----------           --------      --------   ------------    ------------

08/06/2004           EUR  240        292           300         $    8
09/27/2004           EUR  140        170           170              -***
                                                               ------
Net Unrealized Appreciation of Forward Foreign
  Currency Contracts                                           $    8
                                                               ======

==================
*** Amount represents less than $500.


---------------------------------------------
            GLOSSARY OF TERMS
---------------------------------------------
  ADR - American Depository Receipt
  EUR - EURO
  GDR - Global Depository Receipt
---------------------------------------------


                     See Notes to Financial Statements.
14



portfolio of investments

SMALL CAP VALUE FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------

COMMON STOCKS - 72.5%
      Consumer Discretionary - 7.5%
         Automobiles & Components - 1.1%
       14,300        Tesma International Inc.,
                       Class A (F)                        $    377
                                                          --------
         Consumer Durables & Apparel - 2.3%
        9,000        Kellwood Company                          392
       12,500        RC2 Corporation+                          443
                                                          --------
                                                               835
                                                          --------
         Media - 2.6%
       13,800        Carmike Cinemas, Inc.+                    545
       23,600        Reader's Digest Association, Inc.         377
                                                          --------
                                                               922
                                                          --------
         Retailing - 1.5%
       27,200        Movie Gallery, Inc.                       532
                                                          --------
                     Total Consumer Discretionary            2,666
                                                          --------
      Consumer Staples - 7.0%
         Food & Staples Retailing - 1.4%
       20,300        Fresh Del Monte Produce Inc. (F)**        513
                                                          --------
         Food, Beverage & Tobacco - 1.1%
       39,000        National Beverage Corporation             387
                                                          --------
         Household & Personal Products - 4.5%
        9,500        Central Garden & Pet Company+             340
       10,000        CSS Industries, Inc.                      350
       14,400        Del Laboratories, Inc.+                   447
       12,800        Jarden Corporation+**                     461
                                                          --------
                                                             1,598
                                                          --------
                     Total Consumer Staples                  2,498
                                                          --------
      Energy - 10.2%
       14,000        Berry Petroleum Company, Class A          412
       18,300        Cimarex Energy Company+                   553
       27,300        Comstock Resources, Inc.+                 531
       18,400        Patina Oil & Gas Corporation              550
       24,800        Plains Exploration & Production
                       Company+                                455
       15,800        St. Mary Land & Exploration Company       563
       12,100        Stone Energy Corporation+                 553
                                                          --------
                     Total Energy                            3,617
                                                          --------
      Financials - 10.4%
         Banks - 6.8%
       25,300        Dime Community Bancshares                 442
       22,600        Flagstar Bancorp, Inc.**                  449
       18,600        Harbor Florida Bancshares, Inc.           512
       19,600        Oriental Financial Group Inc.             531
       21,400        U.S.B. Holding Company, Inc.              490
                                                          --------
                                                             2,424
                                                          --------


                                                           Value
      Shares                                               (000s)
      ------                                               ------

         Insurance - 3.6%
       12,900        Navigators Group, Inc.+              $    373
       16,300        Stewart Information Services
                       Corporation                             550
       30,500        Universal American Financial
                       Corporation+                            335
                                                          --------
                                                             1,258
                                                          --------
                     Total Financials                        3,682
                                                          --------
      Health Care - 3.4%
         Health Care Equipment & Services - 3.4%
       10,600        Biosite Inc.+**                           476
       47,800        Gene Logic Inc.+                          194
       20,600        Owens & Minor, Inc.                       533
                                                          --------
                     Total Health Care                       1,203
                                                          --------
      Industrials - 17.6%
         Capital Goods - 6.6%
       15,900        Cubic Corporation                         333
       17,900        DRS Technologies, Inc.+                   571
        7,000        Esterline Technologies Corporation+       207
       23,000        Griffon Corporation+                      512
       20,600        Lennox International Inc.                 373
       11,000        Triumph Group, Inc.+                      351
                                                          --------
                                                             2,347
                                                          --------
         Commercial Services & Supplies - 3.8%
       26,200        Duratek Inc.+                             396
        7,700        ESCO Technologies Inc.+                   411
      102,000        PRG-Schultz International, Inc.+          558
                                                          --------
                                                             1,365
                                                          --------
         Transportation - 7.2%
       20,200        Alaska Air Group, Inc.+                   482
       88,500        Atlantic Coast Airlines Holdings,
                       Inc.+**                                 508
       21,500        Dampskibsselskabet Torm A/S, ADR**        522
       15,100        Genesee & Wyoming Inc., Class A+          358
       32,600        OMI Corporation                           388
        9,000        Stelmar Shipping Ltd. (F)                 298
                                                          --------
                                                             2,556
                                                          --------
                     Total Industrials                       6,268
                                                          --------
      Information Technology - 5.9%
         Computers & Peripherals - 1.8%
       26,400        Hutchinson Technology Inc.+**             649
                                                          --------
         Semiconductors & Semiconductor Equipment - 1.0%
       16,400        DuPont Photomasks, Inc.+                  334
                                                          --------
         Software - 3.1%
      216,900        Atari, Inc.+                              523
       85,300        Geac Computer Corporation Ltd. (F)+       583
                                                          --------
                                                             1,106
                                                          --------
                     Total Information Technology            2,089
                                                          --------

                     See Notes to Financial Statements.                     15



portfolio of investments (continued)

SMALL CAP VALUE FUND

June 30, 2004 (unaudited)


                                                           Value
      Shares                                               (000s)
      ------                                               ------

COMMON STOCKS - (continued)
      Materials - 6.9%

       17,300        Albemarle Corporation                $    548
       16,600        Headwaters Inc.+                          431
       18,900        Metal Management, Inc.+                   374
       13,300        Quaker Chemical Corporation               367
       62,400        Randgold Resources Ltd., ADR+             550
       11,300        Stillwater Mining Company+                170
                                                          --------
                     Total Materials                         2,440
                                                          --------
      Telecommunication Services - 1.4%
       29,300        Asia Satellite Telecommunications
                       Holdings Ltd., Sponsored ADR            494
                                                          --------
      Utilities - 2.2%
        8,500        Energen Corporation                       408
       11,400        Suburban Propane Partners LP**            367
                                                          --------
                     Total Utilities                           775
                                                          --------

                     Total Common Stocks
                       (Cost $24,776)                       25,732
                                                          --------

CANADIAN INCOME TRUSTS - 10.5%
       32,300        Bonavista Energy Trust                    555
       51,500        Clean Power Income Fund                   344
       43,500        Connors Brothers Income Fund              535
       11,200        Fording Canadian Coal Trust               472
       40,000        Labrador Iron Ore Royalty Trust           515
       19,700        Peyto Energy Trust**                      441
       34,500        TimberWest Forest Corporation             345
       39,600        Vermilion Energy Trust                    530
                                                          --------

                     Total Canadian Income Trusts
                       (Cost $3,610)                         3,737
                                                          --------

REAL ESTATE INVESTMENT TRUSTS - 6.6%
        6,100        Alexandria Real Estate Equities, Inc.     346
       23,400        Cedar Shopping Centers Inc.               269
       14,300        Entertainment Properties Trust            511
       58,400        Equity Inns Inc.                          542
        8,900        Sovran Self Storage, Inc.                 340
       33,000        Winston Hotels, Inc.                      342
                                                          --------

                     Total Real Estate Investment Trusts
                       (Cost $2,239)                         2,350
                                                          --------
    Contracts
    ---------

PURCHASED PUT OPTIONS - 2.6%
        1,100        iShares Russell 2000 Index,
                       Expires January 2006 @ $95              506
        3,100        Nasdaq 100 Index,
                       Expires January 2006 @ $29              395
                                                          --------

                     Total Purchased Put Options
                       (Cost $1,334)                           901
                                                          --------


    Principal
     Amount                                                Value
     (000s)                                                (000s)
    ---------                                              ------
REPURCHASE AGREEMENT - 8.3%
  (Cost $2,926)

      $ 2,926        Agreement with Morgan Stanley,
                       1.290% dated 06/30/2004, to be
                       repurchased at $2,926,000 on
                       07/01/2004 (Collateralized by
                       U.S. Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $2,973,000)                        $  2,926
                                                          --------

SHORT-TERM INVESTMENT - 10.8%
  (Cost $3,841)

        3,841        Mellon GLS DBT II
                       Collateral Fund++                     3,841
                                                          --------
TOTAL INVESTMENTS (Cost $38,726*)               111.3%      39,487

OTHER ASSETS AND LIABILITIES (Net)              (11.3)      (4,001)
                                                -----     --------
NET ASSETS                                      100.0%    $ 35,486
                                                =====     ========

==================
 * Aggregate cost for federal tax purposes.
** Some or all of these securities are on loan at June 30, 2004, and have an aggregate market value of $3,706,000, representing 10.4% of the total net assets of the Fund (Collateral Value $3,841,000).
 + Non-income producing security.
++ Represents investment purchased with cash collateral for securities loaned.

---------------------------------------------
            GLOSSARY OF TERMS

  ADR - American Depository Receipt
  (F) - Foreign Shares
---------------------------------------------

16                    See Notes to Financial Statements.



portfolio of investments

SMALL CAP GROWTH FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               -----

COMMON STOCKS - 99.7%
      Consumer Discretionary - 13.9%
         Consumer Durables & Apparel - 1.1%
       24,700        Quiksilver, Inc.+                    $    588
                                                          --------
         Hotels, Restaurants & Leisure - 2.1%
       70,100        Intrawest Corporation                   1,118
                                                          --------
         Media - 3.8%
      112,000        aQuantive, Inc.+                        1,107
        9,200        Getty Images, Inc.+**                     552
      121,500        NTN Communications, Inc.+                 381
                                                          --------
                                                             2,040
                                                          --------
         Retailing - 6.9%
       33,700        AnnTaylor Stores Corporation+             977
       49,500        Building Materials Holding
                       Corporation                             937
       33,600        Pacific Sunwear of California, Inc.+      658
       40,000        West Marine, Inc.+                      1,074
                                                          --------
                                                             3,646
                                                          --------
                     Total Consumer Discretionary            7,392
                                                          --------

      Consumer Staples - 4.3%
         Food & Staples Retailing - 4.3%
      137,500        SunOpta Inc.+                           1,174
       37,900        United Natural Foods, Inc.+             1,096
                                                          --------
                     Total Consumer Staples                  2,270
                                                          --------
      Energy - 2.8%
      121,800        Hydrogenics Corporation+                  595
      144,600        Quantum Fuel Systems Technologies
                       Worldwide, Inc.+                        879
                                                          --------
                     Total Energy                            1,474
                                                          --------
      Financials - 8.0%
         Banks - 1.2%
        1,500        First Mutual Bancshares, Inc.              38
       16,700        Frontier Financial Corporation            584
          900        Pacific Continental Corporation            14
                                                          --------
                                                               636
                                                          --------
         Diversified Financials - 6.8%
       20,650        Affiliated Managers Group, Inc.+**      1,040
       38,808        American Capital Strategies Ltd.        1,087
       46,200        First Albany Companies Inc.               464
       24,300        Investors Financial Services
                       Corporation**                         1,059
                                                          --------
                                                             3,650
                                                          --------
                     Total Financials                        4,286
                                                          --------
      Health Care - 22.3%
         Health Care Equipment & Services - 7.9%
       26,700        Accredo Health, Inc.+                   1,040

                                                           Value
       Shares                                              (000s)
       ------                                              ------
       30,300        Advanced Neuromodulation Systems,
                       Inc.+                              $    994
       31,600        Affymetrix, Inc.+**                     1,034
       48,200        SonoSite, Inc.+                         1,152
                                                          --------
                                                             4,220
                                                          --------
         Pharmaceuticals & Biotechnology - 14.4%
       70,800        Antigenics Inc.+**                        606
       64,300        Cell Genesys, Inc.+                       668
      139,800        Corixa Corporation+**                     653
       71,700        Dendreon Corporation+                     878
      112,000        Emisphere Technologies, Inc.+             459
       22,200        Medicis Pharmaceutical Corporation,
                       Class A                                 887
       40,200        Myriad Genetics, Inc.+                    600
       76,500        Neose Technologies, Inc.+                 637
       76,000        Pain Therapeutics, Inc.+                  613
       67,900        Pharmacyclics, Inc.+                      690
       23,200        Sangamo BioSciences, Inc.+                140
       44,300        Zymogenetics, Inc.+                       842
                                                          --------
                                                             7,673
                                                          --------
                     Total Health Care                      11,893
                                                          --------
      Industrials - 11.6%
         Commercial Services & Supplies - 11.6%
      126,000        Digimarc Corporation+                   1,682
       44,800        Euronet Worldwide, Inc.+                1,036
      219,400        Exult Inc.+**                           1,180
       48,577        First Consulting Group, Inc.+             268
       38,700        Gevity HR, Inc.                         1,014
      100,700        Wireless Facilities, Inc.+                990
                                                          --------
                     Total Industrials                       6,170
                                                          --------
      Information Technology - 32.7% ++
         Communications Equipment - 4.8%
       52,900        InterDigital Communications
                       Corporation+                            995
       89,800        REMEC, Inc.+                              568
       39,700        ViaSat, Inc.+                             990
                                                          --------
                                                             2,553
                                                          --------
         Computers & Peripherals - 0.8%
       86,100        Immersion Corporation+                    411
                                                          --------
         Electronic Equipment & Instruments - 3.8%
       41,300        Microvision, Inc.+**                      347
       15,400        Photon Dynamics, Inc+                     540
       41,600        Trimble Navigation Ltd.+                1,156
                                                          --------
                                                             2,043
                                                          --------

                     See Notes to Financial Statements.                     17



portfolio of investments (continued)

SMALL CAP GROWTH FUND

June 30, 2004 (unaudited)

                                                            Value
      Shares                                                (000s)
      ------                                                ------

COMMON STOCKS - (continued)
      Information Technology - (continued)
         Internet Software & Services - 8.0%
       39,200        Ariba, Inc.+**                       $     78
      164,600        Corillian Corporation+                    830
      605,313        Intraware, Inc.+**                      1,089
      124,900        Online Resources Corporation+             847
      137,200        Primus Knowledge Solutions, Inc.+         252
      177,792        SumTotal Systems, Inc.+**               1,156
                                                          --------
                                                             4,252
                                                          --------
         IT Services - 1.8%
      124,900        Lionbridge Technologies, Inc.+            955
                                                          --------
         Semiconductors & Semiconductor Equipment - 2.8%
       20,420        FEI Company+                              488
       39,800        Pixelworks, Inc.+**                       610
       15,800        Power Integrations, Inc.+                 393
                                                          --------
                                                             1,491
                                                          --------
         Software - 10.7%
       12,400        ANSYS, Inc.+                              583
      569,800        BSQUARE Corporation+                      570
       55,842        NetIQ Corporation+                        737
      110,500        Nuance Communications Inc.+               504
      207,100        ONYX Software Corporation+                860
       90,100        PDF Solutions, Inc.+                      763
      233,400        ScanSoft, Inc.+                         1,155
       66,500        SkillSoft PLC, ADR+                       505
                                                          --------
                                                             5,677
                                                          --------
                     Total Information Technology           17,382
                                                          --------
         Materials - 2.9%
       45,500        Headwaters Inc.+                        1,180
      249,000        Liquidmetal Technologies Inc.+**          353
                                                          --------
                     Total Materials                         1,533
                                                          --------
         Telecommunication Services - 1.2%
       18,870        Gilat Satellite Networks Ltd.+            109
      104,600        Primus Telecommunications Group,
                       Inc.+                                   531
                                                          --------
                     Total Telecommunication Services          640
                                                          --------
                     Total Common Stocks
                       (Cost $45,909)                       53,040
                                                          --------

     Principal
      Amount                                                Value
      (000s)                                                (000s)
     ---------                                              ------

REPURCHASE AGREEMENT - 0.7%
  (Cost $343)

$         343        Agreement with Morgan Stanley,
                       1.290% dated 06/30/2004, to be
                       repurchased at $343,000 on
                       07/01/2004 (Collateralized by
                       U.S. Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $349,000)                          $    343
                                                          --------
SHORT-TERM INVESTMENT - 13.4%
  (Cost $7,129)

        7,129        Mellon GLS DBT II
                       Collateral Fund+++                    7,129
                                                          --------
TOTAL INVESTMENTS (Cost $53,381*)                113.8%     60,512

OTHER ASSETS AND LIABILITIES (Net)               (13.8)     (7,335)
                                                 -----    --------
NET ASSETS                                       100.0%   $ 53,177
                                                 =====    ========



==================
  *   Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at June 30, 2004, and have an aggregate market value of $6,456,000 representing 12.1% of the net assets of the Fund (Collateral Value $7,129,000).
  +   Non-income producing security.
 ++ Investments in the Information Technology sector as of June 30, 2004 are 32.7% of the net assets of the Fund.
+++ Represents investment purchased with cash collateral for securities loaned.

---------------------------------------------
           GLOSSARY OF TERMS

  ADR  -  American Depository Receipt
---------------------------------------------



                     See Notes to Financial Statements.
18



portfolio of investments

INTERNATIONAL GROWTH FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------

COMMON STOCKS - 95.4%
      Japan - 22.7% +++
        2,400        ACOM Company, Ltd.                   $    156
        3,500        Advantest Corporation                     234
       19,500        AEON Company Ltd.                         783
        1,230        Aiful Corporation                         128
        5,000        Canon Inc.                                263
       10,000        Dai Nippon Printing Company Ltd.          160
       15,000        Daiwa House Industry Company Ltd.         174
           31        East Japan Railway Company                174
        5,700        FANUC Ltd.                                340
       38,000        Furukawa Electric Company Ltd.+           162
        2,900        Hirose Electric Company Ltd.              319
        2,600        Honda Motor Company Ltd.                  125
        2,800        Hoya Corporation                          293
       25,000        Japan Airlines System Corporation+**       80
       16,900        Kansai Electric Power Company Inc.        308
          600        Keyence Corporation                       137
       25,000        Konica Minolta Holdings Inc.              345
        2,000        Kyocera Corporation                       170
           43        Millea Holdings, Inc.                     638
       25,000        Mitsubishi Corporation                    243
       67,000        Mitsubishi Estate Company Ltd.            831
       44,000        Mitsubishi Heavy Industries Ltd.          119
       14,000        Mitsubishi Motors Corporation+**           23
           59        Mitsubishi Tokyo Financial Group, Inc.    546
       23,000        Mitsui Fudosan Company Ltd.               276
       66,000        Mitsui Sumitomo Insurance Company Ltd.    620
        3,300        Murata Manufacturing Company Ltd.         188
      108,000        NEC Corporation                           760
        1,500        Nidec Corporation                         154
       27,000        Nikko Cordial Corporation                 131
       18,000        Nikon Corporation                         203
        2,900        Nintendo Company Ltd.                     336
       68,000        Nissan Motor Company Ltd.                 756
        5,800        Nitto Denko Corporation                   297
       13,000        Nomura Securities Company Ltd.            192
        7,000        OMRON Corporation                         164
        5,500        ORIX Corporation                          630
        8,000        Ricoh Company, Ltd.                       170
        2,700        Rohm Company Ltd.                         323
       15,000        Sankyo Company Ltd.                       325
       31,000        Sekisui House Ltd.                        344
        1,600        Shimamura Company Ltd.                    139
       24,000        Shionogi & Company Ltd.                   413
        3,400        SMC Corporation                           368
       22,000        Sompo Japan Insurance Inc.                225
        4,442        Sony Corporation                          167
       64,000        Sumitomo Chemical Company Ltd.            299
           87        Sumitomo Mitsui Financial Group, Inc.     596
       31,000        Suzuki Motor Corporation                  546
        6,800        Takeda Chemical Industries Ltd.           298


                                                           Value
      Shares                                               (000s)
      ------                                               ------

        2,300        TDK Corporation                      $    174
       10,500        Tokyo Electron Ltd.                       589
       56,000        TOKYO GAS Company Ltd.                    199
       15,600        Toyota Motor Corporation                  632
           79        UFJ Holdings, Inc.                        349
        3,100        Unicharm Corporation                      155
           12        Yahoo! Japan Corporation+                 117
       19,000        Yamato Transport Company Ltd.             310
                                                          --------
                                                            18,196
                                                          --------
      United Kingdom - 19.0%
        7,400        Anglo American PLC                        151
       31,000        ARM Holdings PLC                           68
       38,600        AstraZeneca PLC                         1,732
       16,100        AstraZeneca PLC (F)                       731
       42,410        BAE SYSTEMS PLC                           169
       16,800        Barclays PLC                              143
      177,600        BG Group PLC                            1,094
       69,237        BHP Billiton PLC                          601
       12,900        Brambles Industries PLC**                  50
       58,800        Centrica PLC                              239
       30,300        Diageo PLC                                409
        4,400        GlaxoSmithKline PLC                        89
       43,600        HBOS PLC                                  540
       51,400        HSBC Holdings PLC                         764
       15,600        Johnston Press PLC                        160
       20,200        Lloyds TSB Group PLC                      158
       65,900        National Grid Group PLC                   509
       49,000        Pearson PLC                               595
       17,300        Prudential PLC                            149
        5,500        Reckitt Benckiser PLC                     156
       45,500        Reed Elsevier PLC                         442
       10,500        Rio Tinto PLC                             253
       39,800        Royal Bank of Scotland Group PLC        1,146
       23,900        Shell Transport & Trading Company PLC     175
       45,180        Smiths Group PLC                          612
       31,000        Standard Chartered PLC                    505
       63,000        TI Automotive Ltd., Class A+                0***
       52,700        Unilever PLC                              517
    1,203,498        Vodafone Group PLC                      2,635
       10,600        Wolseley PLC                              164
       20,000        Xstrata PLC**                             267
                                                          --------
                                                            15,223
                                                          --------
      Netherlands - 10.1%
       47,402        ABN AMRO Holding NV                     1,037
       76,193        AEGON NV                                  919
        6,250        Heineken Holding NV, Class A              183
       27,700        Heineken NV                               910
       24,631        ING Groep NV                              581
      125,800        Koninklijke (Royal) KPN NV                958
        6,000        Koninklijke (Royal) Philips
                       Electronics NV                          162
        5,300        Koninklijke Numico NV+                    170


                     See Notes to Financial Statements.
                                                                          19



portfolio of investments (continued)

INTERNATIONAL GROWTH FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------

COMMON STOCKS - (continued)
      Netherlands - (continued)
        8,500        Reed Elsevier NV                     $    119
       39,300        Royal Dutch Petroleum Company           2,017
        2,900        Royal Dutch Petroleum Company (F)         150
       10,200        TPG NV                                    233
        5,700        Unilever NV                               389
        8,449        VNU NV                                    246
                                                          --------
                                                             8,074
                                                          --------
      Switzerland - 9.8%
       22,961        ABB Ltd.+                                 125
        2,862        Adecco SA                                 143
       33,094        Compagnie Financiere Richemont AG,
                       A Units                                 864
        8,448        Credit Suisse Group+                      300
       16,012        Holcim Ltd.                               871
        4,425        Nestle SA                               1,180
       33,065        Novartis AG                             1,459
        2,992        Roche Holding AG-Genusschein              296
          245        Serono SA                                 154
       13,603        Swiss Reinsurance Company                 884
        2,425        Swisscom AG                               802
          815        Syngenta AG+                               68
        1,700        Synthes, Inc.                             194
        6,953        UBS AG                                    490
                                                          --------
                                                             7,830
                                                          --------
      France - 9.6%
        8,800        Accor SA                                  371
        1,600        Aventis SA                                121
       18,100        BNP Paribas SA                          1,113
       20,400        Bouygues SA++                             683
        2,500        Carrefour SA                              121
          800        Compagnie Generale des Etablissements
                       Michelin, Class B                        44
        4,100        Essilor International SA                  268
        1,600        France Telecom SA                          42
        6,600        Groupe Danone**                           576
        3,341        L'Air Liquide SA                          552
        3,900        L'Oreal SA                                312
        4,800        Renault SA                                366
       30,900        Sanofi-Synthelabo SA                    1,959
        4,900        Schneider Electric SA                     334
        2,500        Societe Generale Group                    213
       10,000        STMicroelectronics NV                     219
        1,300        STMicroelectronics NV (F)                  29
       14,400        Vivendi Universal SA+                     399
                                                          --------
                                                             7,722
                                                          --------
      Germany - 5.2%
        4,400        Allianz AG                                477
       18,100        Bayerische Hypo-und Vereinsbank AG+       322
        5,600        Bayerische Motoren Werke (BMW) AG**       248
       16,800        DaimlerChrysler AG                        785



                                                           Value
      Shares                                               (000s)
      ------                                               ------

        1,700        Deutsche Bank AG                     $    134
        5,546        Deutsche Boerse AG**                      282
        2,900        E.ON AG                                   209
       17,900        Infineon Technologies AG+                 240
        2,500        Metro AG                                  118
        2,957        Muenchener Rueckversicherungs-
                       Gesellschaft  AG++                      321
        1,600        SAP AG**                                  265
        1,200        SAP AG, Sponsored ADR                      50
        7,300        Siemens AG                                525
        9,400        ThyssenKrupp AG                           160
                                                          --------
                                                             4,136
                                                          --------
      Canada - 3.0%
       16,200        Abitibi-Consolidated Inc.                 111
        8,500        Alcan Inc.**                              350
       92,600        Bombardier Inc., Class B++**              278
          400        Great-West Lifeco Inc.                     14
       10,600        Inco Ltd. (F)+**                          366
        4,500        Manulife Financial Corporation            181
        4,200        National Bank of Canada                   135
        6,500        Suncor Energy Inc.                        165
        9,700        TELUS Corporation**                       146
       20,900        Thomson Corporation**                     694
                                                          --------
                                                             2,440
                                                          --------
      Spain - 2.6%
       71,100        Banco Bilbao Vizcaya Argentaria SA        950
        1,500        Iberdrola SA                               32
       23,700        Industria de Diseno Textil SA (Inditex)   544
       39,990        Telefonica SA                             591
                                                          --------
                                                             2,117
                                                          --------
      Australia - 2.0% +++
       26,000        Alumina Ltd.                               96
       27,700        Amcor Ltd.                                135
       18,545        Australia & New Zealand Banking
                       Group Ltd.                              236
       12,772        BHP Billiton Ltd.                         111
       27,800        Brambles Industries Ltd.                  116
       37,212        Foster's Group Ltd.                       122
       23,600        Insurance Australia Group Ltd.             82
        7,500        National Australia Bank Ltd.              156
       28,800        Promina Group Ltd.                         80
       24,114        QBE Insurance Group Ltd.                  215
        3,600        Wesfarmers Ltd.                            74
       26,000        WMC Resources Ltd.                         89
       16,200        Woolworths Ltd.                           129
                                                          --------
                                                             1,641
                                                          --------
      Hong Kong - 1.7% +++
       19,000        Cheung Kong Holdings Ltd.                 140
       29,000        Esprit Holdings Ltd.++                    130
      176,500        Hang Lung Properties Ltd.                 227
       10,600        Hang Seng Bank Ltd.                       136

                     See Notes to Financial Statements.
20



portfolio of investments (continued)

INTERNATIONAL GROWTH FUND

June 30, 2004 (unaudited)

                                                           Value
      Shares                                               (000s)
      ------                                               ------

COMMON STOCKS - (continued)
      Hong Kong - (continued)
       31,000        Hongkong Land Holdings Ltd.          $     48
      144,000        Johnson Electric Holdings Ltd.            147
      170,000        Li & Fung Ltd.                            248
       18,000        Sung Hung Kai Properties Ltd.             148
       20,500        Swire Pacific Ltd., Class A               133
                                                          --------
                                                             1,357
                                                          --------
      Singapore - 1.5% +++
       19,000        DBS Group Holdings Ltd.                   159
       15,500        Singapore Press Holdings Ltd.              38
      669,000        Singapore Telecommunications Ltd.
                       (F)++                                   876
       21,000        United Overseas Bank Ltd.                 163
                                                          --------
                                                             1,236
                                                          --------
      Norway - 1.3%
         20,700      DnB Holding ASA                           141
          4,000      Norsk Hydro ASA**                         260
          5,100      Norske Skogindustrier ASA                  91
         39,300      Statoil ASA                               499
          9,200      Yara International ASA+                    74
                                                          --------
                                                             1,065
                                                          --------
      Sweden - 1.1%
       24,700        Assa Abloy AB, B Shares**                 316
       20,000        ForeningsSparbanken AB**                  382
        5,200        Scania AB, Class B                        177
                                                          --------
                                                               875
                                                          --------
      Italy - 0.9%
       22,950        Eni SpA**                                 456
       55,000        UniCredito Italiano SpA**                 271
                                                          --------
                                                               727
                                                          --------
      South Korea - 0.8% +++
        1,565        Samsung Electronics Company Ltd.          646
                                                          --------
      Finland - 0.8%
       28,100        Nokia Oyj                                 405
       12,600        UPM-Kymmene Oyj                           240
                                                          --------
                                                               645
                                                          --------
      Denmark - 0.7%
        6,300        Novo Nordisk A/S, Class B                 324
        7,200        TDC A/S                                   234
                                                          --------
                                                               558
                                                          --------
      Mexico - 0.6%
        8,100        America Movil SA de CV, Series L,
                       ADR                                     295
        4,700        Telefonos de Mexico SA de CV,
                       Class L, Sponsored ADR                  156
                                                          --------
                                                               451
                                                          --------


                                                           Value
      Shares                                               (000s)
      ------                                               ------

      Taiwan - 0.5% +++
       51,396        Taiwan Semiconductor Manufacturing
                       Company Ltd., Sponsored ADR        $    427
                                                          --------
      Ireland - 0.3%
       12,585        CRH PLC                                   266
                                                          --------
      Russia - 0.3%
        6,200        YUKOS, ADR                                197
                                                          --------
      Brazil - 0.2%
        5,000        Companhia Vale do Rio Doce,
                       Sponsored ADR                           196
                                                          --------
      India - 0.2%
        1,900        Infosys Technologies Ltd.,
                       Sponsored ADR                           176
                                                          --------
      Austria - 0.2%
        1,000        Erste Bank der oesterreichischen
                       Sparkassen AG                           157
                                                          --------
      Belgium - 0.2%
       13,600        SES GLOBAL, FDR                           115
          600        UCB Group SA                               28
                                                          --------
                                                               143
                                                          --------
      South Africa - 0.1%
        2,400        Sasol Ltd.                                 37
                                                          --------
                     Total Common Stocks
                       (Cost $65,496)                       76,538
                                                          --------

CONVERTIBLE PREFERRED STOCKS - 0.8%
      Japan - 0.8% +++
    6,000,000        Sumitomo Mitsui Finance Group Inc.
                       (F), Conv. Pfd., 2.250% due
                       07/11/2005                              132
   24,000,000        Sumitomo Mitsui Finance Group Inc.
                       (F), Conv. Pfd., 2.250% due
                       07/11/2005++                            530
                                                          --------
                     Total Convertible Preferred Stocks
                       (Cost $279)                             662
                                                          --------
PREFERRED STOCKS - 0.2%
      Australia - 0.1% +++
       15,864        News Corporation Ltd.                     130
                                                          --------
      South Korea - 0.1% +++
          210        Samsung Electronics Company Ltd.           55
                                                          --------
                     Total Preferred Stocks
                       (Cost $140)                             185
                                                          --------

                     See Notes to Financial Statements.
                                                                          21



portfolio of investments (continued)

INTERNATIONAL GROWTH FUND

June 30, 2004 (unaudited)

     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

CONVERTIBLE BONDS - 0.1%
  (Cost $66)
      Switzerland - 0.1%
$          95        Credit Suisse Group Financial,
                       Conv. Jr. Bond,
                       6.000% due 12/23/2005              $    100
                                                          --------
REPURCHASE AGREEMENT - 3.5%
  (Cost $2,762)

        2,762        Agreement with Morgan Stanley,
                       1.290% dated 06/30/2004, to be
                       repurchased at $2,762,000 on
                       07/01/2004 (Collateralized by
                       U.S. Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $2,806,000)                           2,762
                                                          --------
SHORT-TERM INVESTMENT - 5.1%
  (Cost $4,105)
        4,105        Mellon GSL DBT II
                       Collateral Fund++++                   4,105
                                                          --------
TOTAL INVESTMENTS (Cost $72,848*)                105.1%     84,352

OTHER ASSETS AND LIABILITIES (Net)                (5.1)     (4,085)
                                                 -----    --------
NET ASSETS                                       100.0%   $ 80,267
                                                 =====    ========

==================
   *  Aggregate cost for federal tax purposes.
  ** Some or all of these securities are on loan at June 30, 2004, and have an aggregate market value of $3,814,000, representing 4.8% of the net assets of the Fund (Collateral Value $4,105,000).
 ***  Value of security is $0.
   +  Non-income producing security.
  ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.
 +++ Investments in the areas of the Pacific Rim as of June 30, 2004 are 30.3% of the net assets of the Fund.
++++ Represents investment purchased with cash collateral for securities loaned.



As of June 30, 2004, sector diversification is as follows:

                                                  % of      Value
     Sector Diversification                    Net Assets   (000s)
     ----------------------                    ----------   ------

COMMON STOCKS:
Banks                                             13.9%   $ 11,242
Pharmaceuticals & Biotechnology                    9.9       7,929
Telecommunication Services                         9.2       7,418
Materials                                          6.7       5,352
Energy                                             6.3       5,050
Insurance                                          6.0       4,805
Food, Beverage & Tobacco                           5.6       4,456
Capital Goods                                      4.9       3,915
Automobiles & Components                           4.4       3,525
Semiconductors & Semiconductor Equipment           3.9       3,142
Media                                              3.5       2,808
Consumer Durables & Apparel                        3.1       2,522
Diversified Financials                             2.8       2,233
Retailing                                          2.5       1,996
Real Estate Investment Trusts                      2.1       1,670
Utilities                                          1.9       1,496
Electronic Equipment & Instruments                 1.8       1,435
Commercial Services & Supplies                     1.1         902
Transportation                                     1.0         797
Other                                              4.8       3,845
                                                 -----    --------
TOTAL COMMON STOCKS                               95.4      76,538
CONVERTIBLE PREFERRED STOCKS                       0.8         662
PREFERRED STOCKS                                   0.2         185
CONVERTIBLE BONDS                                  0.1         100
REPURCHASE AGREEMENT                               3.5       2,762
SHORT-TERM INVESTMENTS                             5.1       4,105
                                                 -----    --------
TOTAL INVESTMENTS                                105.1      84,352
OTHER ASSETS AND LIABILITIES (Net)                (5.1)     (4,085)
                                                 -----    --------
NET ASSETS                                       100.0%   $ 80,267
                                                 =====    ========


                     See Notes to Financial Statements.
22



portfolio of investments (continued)

INTERNATIONAL GROWTH FUND

June 30, 2004 (unaudited)

               SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

            Forward Foreign Currency Contracts To
                    Buy Contracts to Receive
                           (000s)
            --------------------------------      Net
                                               Unrealized
Expiration    Local    Value in  In Exchange  Appreciation
   Date     Currency    U.S. $   for U.S. $   of Contracts
----------  ---------  --------  -----------  ------------

07/01/2004  EUR    78     95         95       $      -****
07/02/2004  EUR     9     10         10              -****
07/02/2004  EUR    48     59         59              -****
07/20/2004  CAD   657    490        485              5
                                                 --------
                                                 $      5
                                                 --------


            Forward Foreign Currency Contracts To Sell
                      Contracts to Deliver
                            (000s)
            ---------------------------------------       Net
                                                        Unrealized
                                                      Appreciation/
Expiration      Local        Value in  In Exchange   (Depreciation)
  Date         Currency        U.S. $    for U.S. $   of Contracts
----------  ---------------  --------  ------------  --------------

07/01/2004  JPY       1,639      15          15      $        -****
07/02/2004  JPY      10,435      95          96               -
07/06/2004  JPY       3,307      30          30               -****
07/20/2004  JPY      52,664     483         485               2
08/06/2004  CAD         652     486         475             (11)
08/12/2004  CHF         169     135         130              (5)
08/25/2004  CHF         707     566         555             (11)
09/07/2004  CHF         881     705         706               1
09/07/2004  JPY      28,563     263         258              (5)
                                                     ----------
                                                     $      (28)
                                                     ----------
Net Unrealized Depreciation of Forward Foreign
      Currency Contracts                             $      (23)
                                                     ==========

==================
**** Amount represents less than $500.


-------------------------------------------------
              GLOSSARY OF TERMS

   ADR  -  American Depository Receipt
   CAD  -  Canadian Dollar
   CHF  -  Swiss Franc
   EUR  -  EURO
   (F)  -  Foreign Shares
   FDR  -  Fiduciary Depository Receipt
   JPY  -  Japanese Yen
-------------------------------------------------


                     See Notes to Financial Statements.
                                                                          23



portfolio of investments

SHORT TERM INCOME FUND

     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

CORPORATE BONDS AND NOTES - 66.6%
      Financial Services - 12.0%
$       1,000        Berkshire Hathaway Inc. Note,
                       3.375% due 10/15/2008              $    972
                     CIT Group Inc., Sr. Note:
        1,000          7.375% due 04/02/2007                 1,095
          500          7.625% due 08/16/2005                   527
          500        Goldman Sachs Group, Inc., Note,
                       4.125% due 01/15/2008                   502
                     Household Finance Corporation, Note:
        1,500          5.750% due 01/30/2007                 1,577
          250          7.875% due 03/01/2007                   276
        1,500        Rollins Truck Leasing Corporation,
                       Deb., 8.375% due 02/15/2007           1,676
                                                          --------
                                                             6,625
                                                          --------
      Real Estate Investment Trusts/Property - 9.9%
        1,000        CPG Partners LP, Note,
                       3.500% due 03/15/2009                   943
          750        Developers Diversified Realty
                       Corporation, Sr. Note,
                       6.625% due 01/15/2008                   801
          800        Duke-Weeks Realty Corporation, Note,
                       7.375% due 08/01/2007                   885
          600        EOP Operating LP, Note,
                       7.750% due 11/15/2007                   666
        1,000        Health Care Property Investors Inc.,
                       Note, 6.875% due 06/08/2005           1,034
        1,000        Nationwide Health Properties Inc.,
                       Note, 9.750% due 03/20/2008           1,141
                                                          --------
                                                             5,470
                                                          --------
      Banks - 9.8%
          750        Capital One Bank, Sr. Note,
                       8.250% due 06/15/2005                   786
        1,000        Fifth Third Bank, Note,
                       2.700% due 01/30/2007                   986
        1,000        J.P. Morgan Chase & Company, Note,
                       5.350% due 03/01/2007                 1,049
        1,500        MBNA America Bank N.A., Note,
                       6.500% due 06/20/2006                 1,589
        1,000        U.S. Bank N.A., Note,
                       2.850% due 11/15/2006                   999
                                                          --------
                                                             5,409
                                                          --------
      Consumer Products/Services - 4.6%
        1,000        Carnival Corporation, Company
                       Guarantee, 3.750% due 11/15/2007        990
        1,000        PHH Corporation, Note,
                       6.000% due 03/01/2008                 1,057
          500        Sealed Air Corporation, Conv.
                       Sr. Note, 3.000% due 06/30/2033**       513
                                                          --------
                                                             2,560
                                                          --------
      Utilities - 4.5%
        1,000        Constellation Energy Group, Inc.,
                       Note, 6.350% due 04/01/2007           1,064



     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

$         350        Pacific Gas & Electric Company,
                       First Mortgage,
                       3.600% due 03/01/2009              $    337
          350        Sempra Energy, Note,
                       4.750% due 05/15/2009                   353
          750        Texas-New Mexico Power Company,
                       Sr. Note, 6.250% due 01/15/2009         753
                                                          --------
                                                             2,507
                                                          --------
      Telecommunications - 4.2%
          750        Deutsche Telekom International
                       Finance BV, Company Guarantee,
                       8.250% due 06/15/2005                   789
          500        TELUS Corporation, Note,
                       7.500% due 06/01/2007                   545
        1,000        Verizon Global Funding Corporation,
                       Note, 4.000% due 01/15/2008           1,002
                                                          --------
                                                             2,336
                                                          --------
      Cable TV - 4.2%
        1,250        AOL Time Warner Inc., Note,
                       6.150% due 05/01/2007                 1,325
        1,000        Cox Enterprises, Inc., Note,
                       4.375% due 05/01/2008**                 997
                                                          --------
                                                             2,322
                                                          --------
      Food - 3.8%
        1,000        ConAgra Inc., Sr. Note,
                       9.875% due 11/15/2005                 1,087
        1,000        Safeway Inc., Sr. Note,
                       6.150% due 03/01/2006                 1,046
                                                          --------
                                                             2,133
                                                          --------
      Auto Manufacturing & Parts - 3.8%
        1,000        Ford Motor Credit Company, Note,
                       6.500% due 01/25/2007                 1,051
        1,000        Toyota Motor Credit Corporation, Note,
                       5.650% due 01/15/2007                 1,053
                                                          --------
                                                             2,104
                                                          --------
      Airlines - 3.7%
        2,000        Southwest Airlines Company, Pass-thru
                       Certificates, 5.496% due 11/01/2006   2,074
                                                          --------
      Information Technology - 1.9%
        1,000        Computer Science Corporation, Note,
                       6.750% due 06/15/2006                 1,066
                                                          --------
      Gaming - 1.8%
        1,000        Harrah's Operating Company, Inc.,
                       Note, 5.500% due 07/01/2010**         1,006
                                                          --------
      Paper/Forest Products - 1.0%
          500        Weyerhaeuser Company, Note,
                       6.000% due 08/01/2006                   526
                                                          --------


                     See Notes to Financial Statements.
24



portfolio of investments (continued)

SHORT TERM INCOME FUND

June 30, 2004 (unaudited)

     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

CORPORATE BONDS AND NOTES - (continued)
      Aerospace/Defense - 0.9%
$         500        Boeing Capital Corporation, Sr.
                       Note, 5.650% due 05/15/2006        $    526
                                                          --------
      Retail - 0.5%
          250        Federated Department Stores Inc.,
                       Bond, 6.790% due 07/15/2027             256
                                                          --------
                     Total Corporate Bonds and Notes
                       (Cost $35,900)                       36,920
                                                          --------
ASSET-BACKED SECURITIES - 4.1%
          750        Atlantic City Electric Transition
                       Funding LLC, Series 2003-1,
                       Class A, 2.890% due 07/20/2011          740
        1,000        Capital One Multi-Asset Execution
                       Trust, Series 2003-A6, Class A6,
                       2.950% due 08/17/2009                   994
          160        FFCA Secured Lending Corporation,
                       Series 1999-2, Class WA1A,
                       7.130% due 05/18/2026**                 162
                     Green Tree Financial Corporation:
          250          Series 1995-1, Class B2, (in
                       default), 9.200% due 06/15/2025          46
           80          Series 1995-6, Class B1,
                       7.700% due 09/15/2026                    51
          101        Green Tree Home Improvement,
                       Series 1995-D, Class B2,
                       7.450% due 09/15/2025                   102
          150        Mid-State Trust, Series 4,
                       Class A, 8.330% due 04/01/2030          162
                                                          --------
                     Total Asset-Backed Securities
                       (Cost $2,507)                         2,257
                                                          --------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.8%
      Federal National Mortgage Association (FNMA) - 1.3%
          359        6.500% due 01/01/2014                     381
          284        8.000% due 05/01/2027                     312
           36        8.500% due 11/01/2017                      40
                                                          --------
                     Total FNMA
                       (Cost $683)                             733
                                                          --------
      Adjustable Rate Mortgage-Backed Securities
        (ARMS) - 1.1%
           25        Federal Home Loan Mortgage
                       Corporation (FHLMC),
                       3.302% due 11/01/2021+
                     Federal National Mortgage
                       Association (FNMA):
            2          3.211% due 11/01/2022+                    2
           10          3.250% due 11/01/2021+                   10
           13          4.491% due 01/01/2019+                   13
          499          4.643% due 11/01/2032+                  501
           28          4.681% due 11/01/2035+                   29
           11          5.575% due 04/01/2019+                   11
                                                          --------
                     Total ARMS
                       (Cost $607)                             591
                                                          --------


     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

      Federal Home Loan Mortgage Corporation
        (FHLMC) - 0.8%
$         387        6.000% due 05/01/2017                $    404
           28        9.500% due 08/01/2016                      32
                                                          --------
                     Total FHLMC
                       (Cost $421)                             436
                                                          --------
      Government National Mortgage Association
        (GNMA) - 0.6%
           44        8.000% due 06/15/2009-08/15/2012           47
           37        9.000% due 12/15/2020-04/20/2025           42
          216        10.000% due 12/15/2017-04/15/2025         243
           18        11.000% due 12/15/2015                     19
                                                          --------
                     Total GNMA
                       (Cost $335)                             351
                                                          --------
                     Total U.S. Government Agency
                       Mortgage-Backed Securities
                       (Cost $2,046)                         2,111
                                                          --------
U.S. GOVERNMENT AGENCY OBLIGATION - 1.8%
  (Cost $997)
        1,000        Federal Home Loan Mortgage
                       Corporation, Bond,
                       3.250% due 02/25/2008                   980
                                                          --------
U.S. TREASURY NOTES - 2.7%
        1,000        2.000% due 05/15/2006                     989
          500        6.000% due 08/15/2004                     503
                                                          --------
                     Total U.S. Treasury Notes
                       (Cost $1,501)                         1,492
                                                          --------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 4.6%
                     Federal Home Loan Mortgage
                       Corporation:
          226          Series 2541, Class LU,
                       4.000% due 12/15/2027                   227
        1,000          Series 2552, Class KB,
                       4.250% due 06/15/2027                   997
        1,380        Government National Mortgage
                       Association, Series 2002-70,
                       Class PA, 4.500% due 08/20/2032       1,339
                                                          --------
                     Total CMO
                       (Cost $2,613)                         2,563
                                                          --------
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.8%
  (Cost $433)
          434        GMAC Commercial Mortgage Securities
                       Inc., Series 1999-CTL1, Class A,
                       7.151% due 02/15/2008**                 461
                                                          --------

                     See Notes to Financial Statements.
                                                                          25



portfolio of investments (continued)

SHORT TERM INCOME FUND

June 30, 2004 (unaudited)

     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

REPURCHASE AGREEMENT - 14.7%
  (Cost $8,119)
$      8,119         Agreement with Morgan Stanley,
                       1.290% dated 06/30/2004, to be
                       repurchased at $8,119,000 on
                       07/01/2004 (Collateralized by
                       U.S. Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $8,250,000)                        $  8,119
                                                          --------
TOTAL INVESTMENTS++ (Cost $54,116*)              99.1%      54,903

OTHER ASSETS AND LIABILITIES (Net)                0.9          525
                                                -----     --------
NET ASSETS                                      100.0%    $ 55,428
                                                =====     ========

==================
  *   Aggregate cost for federal tax purposes.
 **   Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.
  +   Variable rate security. The interest rate shown reflects
      the rate in effect at June 30, 2004.
 ++   All securities segregated as collateral for futures contracts.


                                                           Unrealized
      Number of                                  Value    Depreciation
      Contracts                                  (000s)      (000s)
      ---------                                  ------   ------------

Futures Contracts-Short Position
      35      U.S. 5 Year Treasury Note,
                September 2004                  $ 3,804     $    (28)
                                                            ========




                     See Notes to Financial Statements.
26



portfolio of investments

U.S. GOVERNMENT SECURITIES FUND

June 30, 2004 (unaudited)

     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 62.1%
      Federal Home Loan Mortgage Corporation
        (FHLMC) - 31.8%
$       3,741        4.000% due 08/01/2018                $  3,571
        7,519        4.500% due 04/01/2018-08/01/2033        7,271
       23,497        5.000% due 04/01/2018-05/01/2034       22,830
       24,323        5.500% due 12/01/2008-01/01/2034       24,360
       15,912        6.000% due 01/01/2013-05/01/2034       16,369
        6,754        6.500% due 11/01/2016-01/01/2032        7,089
        3,123        7.000% due 04/01/2008-04/01/2032        3,305
          202        7.500% due 02/01/2031                     218
          184        8.000% due 07/01/2007-12/01/2030          196
          172        8.500% due 07/01/2029                     188
           85        8.750% due 01/01/2013                      90
                                                          --------
                     Total FHLMC
                       (Cost $86,360)                       85,487
                                                          --------
Federal National Mortgage Association (FNMA) - 22.4%
        3,260        4.500% due 12/01/2018                   3,197
       11,062        5.000% due 04/01/2018-02/01/2019       11,117
       15,811        5.500% due 01/01/2017-04/01/2034       15,951
       10,828        6.000% due 12/01/2016-02/01/2034       11,156
       13,762        6.500% due 09/01/2024-02/01/2033**     14,390
        2,238        7.000% due 08/01/2028-11/01/2031        2,370
          336        7.500% due 11/01/2029                     364
          786        8.000% due 05/01/2022-09/01/2027          860
          544        8.500% due 02/01/2023-10/01/2027          598
          273        9.000% due 09/01/2030                     300
                                                          --------
                     Total FNMA
                       (Cost $60,541)                       60,303
                                                          --------
      Government National Mortgage Association
        (GNMA) - 7.9%
       10,817        5.500% due 07/20/2033-03/20/2034       10,814
        5,030        6.000% due 02/20/2029-07/20/2033        5,168
        3,028        6.500% due 03/20/2031-04/20/2034        3,164
          819        7.000% due 01/15/2028-06/20/2031          873
          783        7.500% due 01/15/2023-11/15/2023          852
          134        7.750% due 12/15/2029                     146
          288        8.000% due 07/15/2026-06/20/2030          315
                                                          --------
                     Total GNMA
                       (Cost $21,286)                       21,332
                                                          --------
                     Total U.S. Government Agency
                       Mortgage-Backed Securities
                       (Cost $168,187)                     167,122
                                                          --------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 16.2%
        1,951        Banc of America Mortgage Securities,
                       Inc., Pass-through Certificates,
                       Series 2004-4, Class 2A1,
                       5.500% due 05/25/2034                 1,941
                     Credit Suisse First Boston Mortgage
                       Securities Corporation,
                       Pass-through Certificates:
        3,656          Series 2003-08, Class 1A1,
                       5.750% due 04/25/2033                 3,634
        4,000          Series 2003-11, Class 1A3,
                       4.500% due 06/25/2033                 4,059



     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

                     Federal Home Loan Mortgage
                       Corporation:
$       4,500          Series 2449, Class ND,
                       6.500% due 05/15/2030              $  4,743
        1,382          Series 2551, Class QK,
                       5.500% due 01/15/2033                 1,351
        2,692          Series 2575, Class LM,
                       4.500% due 05/15/2032                 2,657
                     Federal National Mortgage
                       Association:
        3,000          Grantor Trust, Series 2000-T5,
                       Class B, 7.300% due 05/25/2010        3,395
        3,500          Series 2002-16, Class TM,
                       7.000% due 04/25/2032                 3,665
                     Federal National Mortgage
                       Association, REMIC, Pass-through
                       Certificates:
           61          Series 1989-90, Class E,
                       8.700% due 12/25/2019                    66
        1,302          Series 1992-55, Class DZ,
                       8.000% due 04/25/2022                 1,387
          454        Government National Mortgage
                       Association, Series 2000-16,
                       Class PB, 7.500% due 02/16/2028         465
        4,000        GSR Mortgage Loan Trust, Pass-through
                       Certificates, Series 2003-4F,
                       Class 2A3, 5.000% due 05/25/2033      4,045
        3,000        Residential Funding Mortgage Security,
                       Series 2003-S20, Class 1A4,
                       5.500% due 12/25/2033                 2,938
                     Vendee Mortgage Trust:
        3,853          Series 2000-2, Class G,
                       7.500% due 10/15/2009                 3,999
        5,000          Series 2000-3, Class 2H,
                       7.500% due 11/15/2014                 5,260
                                                          --------
                     Total CMO
                       (Cost $43,573)                       43,605
                                                          --------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
                     Federal Home Loan Bank, Bond:
        2,000          4.500% due 09/16/2013                 1,918
        2,000          5.125% due 03/06/2006                 2,077
        2,500          6.500% due 08/14/2009                 2,763
        3,000          7.375% due 02/12/2010                 3,445
        2,000        Housing Urban Development,
                       Government Guarantee, Series 99-A,
                       6.160% due 08/01/2011                 2,098
                                                          --------
                     Total U.S. Government Agency
                       Obligations (Cost $11,771)           12,301
                                                          --------
U.S. TREASURY OBLIGATIONS - 8.4%
      U.S. Treasury Notes - 7.7%
        3,000        4.000% due 02/15/2014                   2,860
        2,000        4.250% due 11/15/2013                   1,947
        3,000        4.375% due 05/15/2007                   3,102
        5,000        4.750% due 05/15/2014                   5,054
        3,000        5.000% due 08/15/2011                   3,133
        2,000        5.750% due 08/15/2010                   2,181
        2,000        5.875% due 11/15/2004                   2,032
          350        6.250% due 02/15/2007                     378
                                                          --------
                                                            20,687
                                                          --------

                     See Notes to Financial Statements.
                                                                          27



portfolio of investments (continued)

U.S. GOVERNMENT SECURITIES FUND

June 30, 2004 (unaudited)

     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

U.S. TREASURY OBLIGATIONS - (continued)
      U.S. Treasury Bonds - 0.7%
$       1,300        6.250% due 08/15/2023                $  1,440
          300        12.750% due 11/15/2010                    342
                                                          --------
                                                             1,782
                                                          --------
                     Total U.S. Treasury Obligations
                       (Cost $22,358)                       22,469
                                                          --------


     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

REPURCHASE AGREEMENT - 9.7%
  (Cost $26,078)

$      26,078        Agreement with Morgan Stanley,
                       1.290% dated 06/30/2004, to be
                       repurchased at $26,079,000 on
                       07/01/2004 (Collateralized by
                       U.S. Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $26,497,000)                       $ 26,078
                                                          --------
TOTAL INVESTMENTS+ (Cost $271,967*)              101.0%    271,575

OTHER ASSETS AND LIABILITIES (Net)                (1.0)     (2,574)
                                                 -----    --------
NET ASSETS                                       100.0%   $269,001
                                                 =====    ========

==================
  * Aggregate cost for federal tax purposes.
 ** A portion of these securities has been purchased on a when-issued basis.
  + All securities segregated as collateral for when-issued securities.




--------------------------------------------------------
                GLOSSARY OF TERMS

   REMIC  -  Real Estate Mortgage Investment Conduit
--------------------------------------------------------





                     See Notes to Financial Statements.
28



portfolio of investments

INCOME FUND

June 30, 2004 (unaudited)

     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

CORPORATE BONDS AND NOTES - 70.1%
      Financial Services/Banks - 10.6%
$      1,000         Abbey National PLC, Sub. Note,
                       6.690% due 10/17/2005              $  1,050
         500         American General Corporation, Note,
                       7.500% due 07/15/2025                   581
         400         Banc One Corporation, Sub. Note,
                       10.000% due 08/15/2010                  505
       1,000         Bank of America Corporation, Sub.
                       Note, 7.800% due 02/15/2010           1,151
         500         CIT Group Inc., Sr. Note,
                       7.750% due 04/02/2012                   571
       3,000         Citigroup, Inc., Note,
                       6.500% due 01/18/2011                 3,278
       2,500         Goldman Sachs Group, Inc., Bond,
                       6.875% due 01/15/2011                 2,748
       1,000         Hartford Life Insurance Company,
                       Deb., 7.650% due 06/15/2027           1,170
       1,500         Jefferies Group, Inc., Sr. Note,
                       7.750% due 03/15/2012                 1,702
       1,000         Legg Mason, Inc., Sr. Note,
                       6.750% due 07/02/2008                 1,085
       2,000         Merrill Lynch & Company Inc., Note,
                       6.000% due 02/17/2009                 2,128
       1,500         Morgan Stanley Dean Witter &
                       Company, Note, 6.750% due
                       04/15/2011                            1,646
       1,100         NCNB Corporation, Sub. Note,
                       9.375% due 09/15/2009                 1,342
       2,250         Wells Fargo & Company, Sub. Note,
                       4.625% due 04/15/2014                 2,123
                                                          --------
                                                            21,080
                                                          --------
      Oil & Gas - 9.0%
       1,200         ANR Pipeline Company, Deb.,
                       9.625% due 11/01/2021                 1,350
       1,750         Consolidated Natural Gas Company,
                       Sr. Note,
                       6.850% due 04/15/2011                 1,919
       2,500         El Paso Natural Gas Company, Deb.,
                       7.500% due 11/15/2026                 2,300
       1,000         Enterprise Products Partners LP,
                       Company Guarantee,
                       6.375% due 02/01/2013                   992
       1,423         Express Pipeline LP, Sub. Note,
                       7.390% due 12/31/2017**               1,430
       2,000         PDVSA Finance Ltd., Note,
                       8.500% due 11/16/2012                 2,090
                     Petro-Canada:
         500           Deb.,
                       9.250% due 10/15/2021                   648
       1,000           Note,
                       4.000% due 07/15/2013                   895
       2,500         Petrobras International Finance
                       Company, Sr. Note,
                       9.750% due 07/06/2011                 2,725
       1,000         Southern Natural Gas Company,
                       Sr. Note, 8.000% due 03/01/2032         945
         500         Tesoro Petroleum Corporation,
                       Note, 8.000% due 04/15/2008             537



     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

$        500         Trans-Canada Pipeline Corporation,
                       Deb., 8.500% due 03/20/2023        $    518
       1,500         XTO Energy Inc., Sr. Note,
                       6.250% due 04/15/2013                 1,563
                                                          --------
                                                            17,912
                                                          --------
      Transportation/Auto - 7.5%
       2,000         Burlington Northern Santa Fe
                       Corporation, Deb.,
                       8.125% due 04/15/2020                 2,379
       1,000         Consolidated Rail Corporation, Deb.,
                       9.750% due 06/15/2020                 1,345
         346         Continental Airlines Inc.,
                       Pass-through Certificates, Series
                       1997-4C, 6.800% due 07/02/2007          295
         400         Ford Holdings Inc., Company
                       Guarantee, 9.300% due 03/01/2030        442
         250         Ford Motor Company, Deb.,
                       8.900% due 01/15/2032                   273
       2,000         Ford Motor Credit Company, Note,
                       7.375% due 10/28/2009                 2,137
       1,000         General Motors Corporation, Deb.,
                       9.400% due 07/15/2021                 1,127
                     Norfolk Southern Corporation:
       1,000           Bond,
                       7.800% due 05/15/2027                 1,162
       2,500           Sr. Note,
                       6.200% due 04/15/2009                 2,679
       2,000         Southwest Airlines Company,
                       Pass-through Certificates,
                       Series A-4, 9.150% due 07/01/2016     2,370
       1,300         United Air Lines Inc., Pass-through
                       Certificates, (in default),
                       9.560% due 10/19/2018                   666
                                                          --------
                                                            14,875
                                                          --------
      Consumer Products/Services - 7.3%
       1,750         Carnival Corporation, Deb.,
                       7.200% due 10/01/2023                 1,856
       1,000         Cendant Corporation, Note,
                       6.875% due 08/15/2006                 1,069
       2,500         ConAgra, Inc., Sr. Note,
                       7.125% due 10/01/2026                 2,764
                     Mattel, Inc., Note:
         500           6.125% due 07/15/2005                   513
       1,000           7.300% due 06/13/2011                 1,105
       1,500         Reed Elsevier Capital Inc.,
                       Company Guarantee,
                       6.750% due 08/01/2011                 1,661
       1,000         Royal Caribbean Cruises Ltd.,
                       Sr. Note, 8.000% due 05/15/2010       1,083
                     Sealed Air Corporation:
       1,000           Company Guarantee,
                       8.750% due 07/01/2008**               1,146
       1,500           Conv. Sr. Note,
                       3.000% due 06/30/2033**               1,539
       1,500         Waste Management Inc., Sr. Note,
                       7.375% due 08/01/2010                 1,688
                                                          --------
                                                            14,424
                                                          --------


                     See Notes to Financial Statements.
                                                                          29



portfolio of investments (continued)

INCOME FUND

June 30, 2004 (unaudited)

     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

CORPORATE BONDS AND NOTES - (continued)
      Telecommunications - 6.4%
$      4,000         Deutsche Telekom International
                       Finance BV, Company Guarantee,
                       8.500% due 06/15/2010              $  4,680
       1,700         Northern Telecom Capital Inc.,
                       Company Guarantee,
                       7.400% due 06/15/2006                 1,742
       2,000         Qwest Corporation, Note,
                       8.875% due 03/15/2012**               2,170
         500         Tele-Communications, Inc., Sr. Deb.,
                       7.875% due 08/01/2013                   571
       1,000         TELUS Corporation, Note,
                       8.000% due 06/01/2011                 1,138
       2,000         Vodafone Group PLC, Note,
                       7.750% due 02/15/2010                 2,296
                                                          --------
                                                            12,597
                                                          --------
      Utilities - 5.1%
       1,500         Arizona Public Service Company,
                       Note, 6.500% due 03/01/2012           1,605
       1,850         Illinois Power Company, First
                       Mortgage, 7.500% due 06/15/2009       2,030
       1,000         Metropolitan Edison Company, Sr.
                       Note, 4.950% due 03/15/2013             954
       2,250         Pacific Gas & Electric Company,
                       First Mortgage,
                       4.200% due 03/01/2011                 2,146
         500         Public Service Company of New
                       Mexico, Sr. Note,
                       4.400% due 09/15/2008                   499
       1,500         Southwestern Electric Power
                       Company, Note,
                       5.375% due 04/15/2015                 1,457
       1,500         Texas-New Mexico Power Company,
                       Sr. Note, 6.250% due 01/15/2009       1,507
                                                          --------
                                                            10,198
                                                          --------
      Health Care - 5.0%
       1,500         Aetna Inc., Sr. Note,
                       7.375% due 03/01/2006                 1,599
       2,000         Cardinal Health, Inc., Note,
                       6.750% due 02/15/2011                 2,209
                     DVI, Inc., Sr. Note, (in default):
         400           9.875% due 02/01/2004++                  78
         900           9.875% due 02/01/2004++                 176
       2,000         HCA Inc., Sr. Note,
                       8.750% due 09/01/2010                 2,287
         250         HIH Capital Ltd., Conv. Note,
                       7.500% due 09/25/2006                   220
         750         IVAX Corporation, Conv. Sr. Sub.
                       Note, 4.500% due 05/15/2008             746
       3,000         Tenet Healthcare Corporation, Sr.,
                       Note 6.375% due 12/01/2011            2,640
                                                          --------
                                                             9,955
                                                          --------



     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

      REAL ESTATE INVESTMENT TRUSTS - 4.9%
$      1,000         Developers Diversified Realty
                       Corporation, Note,
                       4.625% due 08/01/2010              $    961
       2,000         Health Care Property Investors,
                       Inc., Note,
                       6.000% due 03/01/2015                 2,012
       2,500         Healthcare Realty Trust, Inc.,
                       Sr. Note, 8.125% due 05/01/2011       2,878
                     Nationwide Health Properties Inc.,
                       Note:
       1,000           7.060% due 12/05/2006                 1,061
       2,500           9.750% due 03/20/2008                 2,851
                                                          --------
                                                             9,763
                                                          --------
      Media - 3.2%
       1,500         Comcast Cable Communications Inc.,
                       Sr. Note,
                       7.125% due 06/15/2013                 1,642
       2,500         Cox Communications Inc., Note,
                       7.875% due 08/15/2009                 2,838
       1,200         News America Holdings Inc., Sr.
                       Deb., 8.000% due 10/17/2016           1,421
         300         Time Warner Inc., Deb.,
                       9.150% due 02/01/2023                   372
                                                          --------
                                                             6,273
                                                          --------
      Information Technology - 2.7%
       1,000         BEA Systems Inc., Conv. Sub. Note,
                       4.000% due 12/15/2006                   989
       2,500         Conexant Systems Inc., Conv. Sub.
                       Note, 4.000% due 02/01/2007           2,406
       1,000         Extreme Networks, Inc., Conv. Sub.
                       Note, 3.500% due 12/01/2006             966
       1,000         TriQuint Semiconductor, Inc.,
                       Conv. Sub. Note, 4.000% due
                       03/01/2007                              963
                                                          --------
                                                             5,324
                                                          --------
      Gaming - 2.5%
         500         Harrah's Operating Company Inc.,
                       Company Guarantee,
                       8.000% due 02/01/2011                   565
       2,000         Park Place Entertainment
                       Corporation, Sr. Note,
                       7.500% due 09/01/2009                 2,115
       2,000         Riviera Holdings Corporation,
                       Company Guarantee,
                       11.000% due 06/15/2010                2,195
                                                          --------
                                                             4,875
                                                          --------
      Retail - 2.3%
       1,000         Fred Meyer Inc., Company Guarantee,
                       7.450% due 03/01/2008                 1,111
         600         May Department Stores Company, Deb.,
                       8.375% due 08/01/2004                   629
       2,500         Safeway Inc., Note,
                       7.500% due 09/15/2009                 2,794
                                                          --------
                                                             4,534
                                                          --------


                     See Notes to Financial Statements.
30



portfolio of investments (continued)

INCOME FUND

June 30, 2004 (unaudited)

     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

CORPORATE BONDS AND NOTES - (continued)
      Aerospace/Defense - 1.8%
$      1,000         Boeing Company, Deb.,
                       8.750% due 08/15/2021              $  1,269
       2,000         Lockheed Martin Corporation, Note,
                       8.200% due 12/01/2009                 2,346
                                                          --------
                                                             3,615
                                                          --------
Foreign Government (U.S. Dollar Denominated) - 1.2%
       1,173         Federative Republic of Brazil,
                       C-Bond, 8.000% due 04/15/2014         1,077
       1,000         United Mexican States, Bond,
                       9.875% due 02/01/2010                 1,204
                                                          --------
                                                             2,281
                                                          --------
      Industrial Products - 0.6%
                     Covanta Energy Corporation:
         104           Sr. Sec. Note,
                       8.250% due 03/15/2011                    90
          29           Term Loan, (Partial payment-in-
                       kind), 10.500% due 03/15/2007            26
                     Weyerhaeuser Company:
         500           Deb.,
                       7.375% due 03/15/2032                   545
         500           Note,
                       6.750% due 03/15/2012                   542
                                                          --------
                                                             1,203
                                                          --------
                     Total Corporate Bonds and Notes
                       (Cost $129,854)                     138,909
                                                          --------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 20.6%
      Federal National Mortgage Association
        (FNMA) - 11.6%
       8,531         4.000% due 09/01/2018-10/01/2018        8,149
       2,270         5.000% due 01/01/2018                   2,279
       6,482         5.500% due 03/01/2033-06/01/2033        6,478
       1,309         6.000% due 04/01/2032                   1,339
       2,226         6.500% due 05/01/2031-05/01/2032        2,321
          99         7.000% due 01/01/2030                     105
       2,000         7.630% due 02/01/2010                   2,240
                                                          --------
                     Total FNMA
                       (Cost $23,041)                       22,911
                                                          --------
Federal Home Loan Mortgage Corporation (FHLMC) - 8.0%
       3,615         4.500% due 08/01/2033                   3,383
       6,361         5.000% due 04/01/2018-05/01/2033        6,228
       2,900         5.500% due 11/01/2017-05/01/2031        2,958
       2,018         6.000% due 03/01/2031-05/01/2032        2,065
         669         6.500% due 06/01/2029-08/01/2029          699
         548         7.000% due 01/01/2032                     579
          34         9.000% due 01/01/2025                      38
                                                          --------
                     Total FHLMC
                       (Cost $16,160)                       15,950
                                                          --------


     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

Government National Mortgage Association (GNMA) - 1.0%
$        985         6.000% due 05/20/2032                $  1,010
         830         7.000% due 06/20/2031                     881
          61         9.000% due 02/15/2025                      69
                                                          --------
                     Total GNMA
                       (Cost $1,879)                         1,960
                                                          --------
                     Total U.S. Government Agency
                        Mortgage-Backed Securities
                       (Cost $41,080)                       40,821
                                                          --------

U.S. TREASURY NOTES - 6.7%
       7,500         4.000% due 11/15/2012                   7,263
       6,000         4.375% due 08/15/2012                   5,974
                                                          --------
                     Total U.S. Treasury Notes
                       (Cost $13,702)                       13,237
                                                          --------
      Shares
      ------

RIGHTS - 0.0% ***
  (Cost $18)
       5,250         Danielson Holding Corporation-
                       Rights+                                  27
                                                          --------
     Principal
      Amount
      (000s)
     ---------

REPURCHASE AGREEMENT - 1.2%
  (Cost $2,432)
$      2,432         Agreement with Morgan Stanley,
                       1.290% dated 06/30/2004, to be
                       repurchased at $2,432,000 on
                       07/01/2004 (Collateralized by
                       U.S. Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $2,471,000)                           2,432
                                                          --------
TOTAL INVESTMENTS (Cost $187,086*)                98.6%    195,426

OTHER ASSETS AND LIABILITIES (Net)                 1.4       2,729
                                                 -----    --------
NET ASSETS                                       100.0%   $198,155
                                                 =====    ========



==================
  *   Aggregate cost for federal tax purposes.
 **   Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.
***   Amount represents less than 0.1% of the net assets.
  +   Non-income producing security.
 ++ Defaulted security is past maturity but continues to be valued by an independent pricing service in recognition of future potential worth.



                     See Notes to Financial Statements.
                                                                          31



portfolio of investments

MONEY MARKET FUND

     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

COMMERCIAL PAPER (DOMESTIC) - 16.2%
$        750         Coca-Cola Company,
                       1.100% due 08/27/2004+++           $    749
         585         Cooperative Association of Tractor
                       Dealers Inc., Series B, (AMBAC
                       Insured), 1.200% due 09/28/2004+++      583
         700         General Electric Capital Corporation,
                       1.370% due 09/03/2004+++                699
         600         Goldman Sachs Group, Inc.,
                       1.100% due 08/18/2004+++                599
         570         PACCAR Financial Corporation,
                       1.110% due 10/14/2004+++                568
                                                          --------
                     Total Commercial Paper (Domestic)
                       (Cost $3,198)                         3,198
                                                          --------
COMMERCIAL PAPER (YANKEE) - 12.9%
         600         ABN AMRO North America, Inc.,
                       1.060% due 09/20/2004+++                599
         600         ING America Insurance Holdings, Inc.,
                       1.070% due 08/10/2004+++                599
         700         Royal Bank of Scotland PLC,
                       1.250% due 09/13/2004+++                698
         650         Toronto Dominion Holdings, Inc.,
                       1.050% due 07/07/2004+++                650
                                                          --------
                     Total Commercial Paper (Yankee)
                       (Cost $2,546)                         2,546
                                                          --------
CERTIFICATES OF DEPOSIT (YANKEE) - 17.2%
       1,300         Bayerische Landesbank NY,
                       1.260% due 08/25/2004++               1,300
       1,000         Canadian Imperial Bank of Commerce,
                       1.293% due 01/31/2005++               1,000
       1,100         Royal Bank of Canada,
                       1.216% due 01/24/2005++               1,100
                                                          --------
                     Total Certificates of Deposit
                       (Yankee) (Cost $3,400)                3,400
                                                          --------
MEDIUM TERM NOTES - 6.1%
         700         Caterpillar Financial Services
                       Corporation,
                       4.500% due 12/15/2004                   710
         500         Salomon Smith Barney Holdings Inc.,
                       Series K, 1.410% due 11/18/2004++       500
                                                          --------
                     Total Medium Term Notes
                       (Cost $1,210)                         1,210
                                                          --------
CORPORATE BONDS AND NOTES - 18.3%
         619         Bank of America Corporation, Note,
                       7.875% due 05/16/2005                   650
         769         Everett Clinic, P.S., Bond,
                       (LOC: Bank of America),
                       1.170% due 05/01/2022+                  769
         955         Lauren Company LLC, Bond,
                       (LOC: Wells Fargo Bank),
                       1.200% due 07/01/2033+**                955
         500         SunTrust Banks, Inc., Deposit Note,
                       Series CD, 1.210% due 10/25/2004++      500



     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

$        740         Wells Fargo & Company, Sr. Note,
                       6.625% due 07/15/2004              $    741
                                                          --------
                     Total Corporate Bonds and Notes
                       (Cost $3,615)                         3,615
                                                          --------
TAXABLE MUNICIPAL BONDS - 17.5%
         750         California Statewide Communities
                       Development Authority, MFHR,
                       (Hallmark House Apartments),
                       Series ZZ-T, (FNMA Collateral),
                       1.380% due 12/15/2036+                  750
         975         Connecticut State Housing Finance
                       Authority, Housing Revenue,
                       (Housing Mortgage Finance Program),
                       Series F-1, (AMBAC Insured),
                       1.120% due 11/15/2016+                  975
         500         New York State Housing Finance
                       Agency, Housing Revenue,
                       (West 20th Street Project),
                       Series B, (FNMA Collateral),
                       1.130% due 05/15/2033+                  500
         500         Shelby County, Tennessee, Health,
                       Educational & Housing Facilities
                       Board, MFHR, Series A-T,
                       (LOC: Bank of America),
                       1.250% due 07/01/2022+                  500
         400         Washington State Housing Finance
                       Commission, MFHR, (Bremerton
                       Project), Series B, (FNMA
                       Collateral), 1.330% due
                       05/15/2033+                             400
         340         Washington State Housing Finance
                       Commission, Nonprofit Revenue,
                       (Pioneer Human Services Projects),
                       Series B, (LOC: U.S. Bank),
                       1.300% due 08/01/2019+                  340
                                                          --------
                     Total Taxable Municipal Bonds
                       (Cost $3,465)                         3,465
                                                          --------
FUNDING AGREEMENT - 5.0%
  (Cost $1,000)
       1,000         New York Life Insurance,
                       1.210% due 08/04/2004++***            1,000
                                                          --------




                     See Notes to Financial Statements.
32



portfolio of investments (continued)

MONEY MARKET FUND

     Principal
      Amount                                               Value
      (000s)                                               (000s)
     ---------                                             ------

REPURCHASE AGREEMENT - 6.7%
  (Cost $1,325)
$      1,325         Agreement with Morgan Stanley,
                       1.290% dated 06/30/2004, to be
                       repurchased at $1,325,000 on
                       07/01/2004 (Collateralized by
                       U.S. Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $1,346,000                         $  1,325
                                                          --------
TOTAL INVESTMENTS (Cost $19,759*)                 99.9%     19,759

OTHER ASSETS AND LIABILITIES (Net)                 0.1          17
                                                 -----    --------
NET ASSETS                                       100.0%   $ 19,776
                                                 =====    ========

==================
    *    Aggregate cost for federal tax purposes.
   ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.
  ***    Security is restricted and illiquid. It was acquired on
         August 5, 2003, and has a value of $0.05 per share to the Fund.
    +    Variable rate securities payable upon demand with not more that five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at June 30, 2004.
   ++ Floating rate security whose interest rate is reset periodically based on an index.
  +++    Rate represents discount rate on purchase date.



----------------------------------------------------------------
                     GLOSSARY OF TERMS

   AMBAC  -  American Municipal Bond Assurance Corporation
   FNMA   -  Federal National Mortgage Association
   LOC    -  Letter of Credit
   MFHR   -  Multi-family Housing Revenue
----------------------------------------------------------------



                     See Notes to Financial Statements.
                                                                          33



statements of assets and liabilities

WM VARIABLE TRUST

June 30, 2004 (unaudited)

(In thousands)


                                                        Equity     Growth &   West Coast    Mid Cap
                                             REIT       Income      Income      Equity       Stock      Growth
                                             Fund        Fund        Fund        Fund        Fund        Fund
                                            -------    --------    --------   ----------   --------    --------

ASSETS:
Investments, at value:
  Securities                                $40,771    $177,135    $258,682    $110,735    $ 96,861    $222,887
  Repurchase agreements                       1,853       6,678       1,102       5,092       7,126       9,043
  Investments held as collateral for
   securities loaned                          1,691       9,231      20,897       6,702       7,597      16,157
                                            -------    --------    --------    --------    --------    --------
  Total Investments (a)                      44,315     193,044     280,681     122,529     111,584     248,087
Cash                                              -*          1           -*          1           1       1,545
Unrealized appreciation of forward
 foreign currency contracts                       -           -           -           -           -           8
Dividends and/or interest receivable            189         441         244          60          54         143
Receivable for Fund shares sold                   -          43           -         200          31          60
Receivable for investment securities sold         -           -       1,340          13         335       1,235
Prepaid expenses                                  1           2           4           2           1           4
                                            -------    --------    --------    --------    --------    --------
  Total Assets                               44,505     193,531     282,269     122,805     112,006     251,082
                                            -------    --------    --------    --------    --------    --------

LIABILITIES:
Payable upon return of securities loaned      1,691       9,231      20,897       6,702       7,597      16,157
Unrealized depreciation of forward
 foreign currency contracts                       -           -           -           -           -           -
Payable for Fund shares redeemed                  -*         98          40          91           5          39
Payable for when-issued securities
 purchased                                        -           -           -           -           -           -
Payable for investment securities purchased       -           -       1,267           -         421       1,500
Investment advisory fee payable                  28          93         161          58          62         165
Distribution fees payable                         -*          3           1           1           1           -*
Variation margin                                  -           -           -           -           -           -
Accrued legal and audit fees                     20          19          20          18          15          19
Accrued printing and postage expenses             8          30          46          19          14          31
Accrued expenses and other payables               1           4           4           5           2          16
                                            -------    --------    --------    --------    --------    --------
  Total Liabilities                           1,748       9,478      22,436       6,894       8,117      17,927
                                            -------    --------    --------    --------    --------    --------
NET ASSETS                                  $42,757    $184,053    $259,833    $115,911    $103,889    $233,155
                                            =======    ========    ========    ========    ========    ========
(a) Investments, at cost                    $35,323    $159,360    $225,629    $ 98,921    $ 87,043    $224,830
                                            =======    ========    ========    ========    ========    ========

--------
* Amount represents less than $500.

34                    See Notes to Financial Statements.






                                                                                                     U.S.
                                               Small Cap    Small Cap  International  Short Term  Government                 Money
                                                 Value       Growth       Growth        Income    Securities    Income       Market
                                                 Fund         Fund         Fund          Fund        Fund        Fund         Fund
                                               ---------    ---------  -------------  ----------  ----------   --------     -------

ASSETS:
Investments, at value:
  Securities                                    $32,720      $53,040      $77,485      $46,784     $245,497    $192,994     $18,434
  Repurchase agreements                           2,926          343        2,762        8,119       26,078       2,432       1,325
  Investments held as collateral for
   securities loaned                              3,841        7,129        4,105            -            -           -           -
                                                -------      -------      -------      -------     --------    --------     -------
  Total Investments (a)                          39,487       60,512       84,352       54,903      271,575     195,426      19,759
Cash                                                  -*           -*          28            -*           1           -*          9
Unrealized appreciation of forward
 foreign currency contracts                           -            -            9            -            -           -           -
Dividends and/or interest receivable                 78           36          204          576        1,502       2,775          40
Receivable for Fund shares sold                       8           21           18           23          162          97           -
Receivable for investment securities sold            97          145          160            -*           -           3           -
Prepaid expenses                                      -            2            1            1            4           4           1
                                                -------      -------      -------      -------     --------    --------     -------
  Total Assets                                   39,670       60,716       84,772       55,503      273,244     198,305      19,809
                                                -------      -------      -------      -------     --------    --------     -------

LIABILITIES:
Payable upon return of securities loaned          3,841        7,129        4,105            -            -           -           -
Unrealized depreciation of forward
 foreign currency contracts                           -            -           32            -            -           -           -
Payable for Fund shares redeemed                      -            6            -*           5           65           1           2
Payable for when-issued securities
 purchased                                            -            -            -            -        4,005           -           -
Payable for investment securities purchased         306          324          191            -            -           -           -
Investment advisory fee payable                      24           37          118           23          106          83           7
Distribution fees payable                             -            1            -*           2            3           4           1
Variation margin                                      -            -            -           18            -           -           -
Accrued legal and audit fees                          8           18           19           17           19          18          16
Accrued printing and postage expenses                 3           14           11            8           35          38           5
Accrued expenses and other payables                   2           10           29            2           10           6           2
                                                -------      -------      -------      -------     --------    --------     -------
  Total Liabilities                               4,184        7,539        4,505           75        4,243         150          33
                                                -------      -------      -------      -------     --------    --------     -------
NET ASSETS                                      $35,486      $53,177      $80,267      $55,428     $269,001    $198,155     $19,776
                                                =======      =======      =======      =======     ========    ========     =======
(a) Investments, at cost                        $38,726      $53,381      $72,848      $54,116     $271,967    $187,086     $19,759
                                                =======      =======      =======      =======     ========    ========     =======


                    See Notes to Financial Statements.                       35





statements of assets and liabilities (continued)

WM VARIABLE TRUST

June 30, 2004 (unaudited)

(In thousands)



                                                        Equity     Growth &   West Coast    Mid Cap
                                             REIT       Income      Income      Equity       Stock      Growth
                                             Fund        Fund        Fund        Fund        Fund        Fund
                                            -------    --------    --------   ----------   --------    --------

NET ASSETS consist of:
Undistributed net investment income/
 (accumulated net investment loss)          $   790    $  1,970    $  1,248    $    181    $    155   $     146
Accumulated net realized gain/(loss)
 on investment transactions                     333      (4,934)    (36,200)     (3,768)      4,232    (108,818)
Net unrealized appreciation/(depreciation)
 of investments                               8,992      33,684      55,052      23,608      24,541      23,265
Paid-in capital                              32,642     153,333     239,733      95,890      74,961     318,562
                                            -------    --------    --------    --------    --------   ---------
    Total Net Assets                        $42,757    $184,053    $259,833    $115,911    $103,889   $ 233,155
                                            =======    ========    ========    ========    ========   =========

NET ASSETS:
Class 1 Shares                              $42,690    $167,322    $256,649    $108,757    $ 99,031   $ 231,746
                                            =======    ========    ========    ========    ========   =========

Class 2 Shares                              $    67    $ 16,731    $  3,184    $  7,154    $  4,858   $   1,409
                                            =======    ========    ========    ========    ========   =========

SHARES OUTSTANDING:
Class 1 Shares                                3,139      11,493      14,700       5,782       6,378      18,714
                                            =======    ========    ========    ========    ========   =========

Class 2 Shares                                    5       1,154         183         382         314         114
                                            =======    ========    ========    ========    ========   =========

CLASS 1 SHARES:**
Net asset value, offering and redemption
 price per share of beneficial interest
 outstanding                                $ 13.60    $  14.56    $  17.46    $  18.81    $  15.53   $   12.38
                                            =======    ========    ========    ========    ========   =========

CLASS 2 SHARES:**
Net asset value, offering and redemption
 price per share of beneficial interest
 outstanding                                $ 13.57    $  14.50    $  17.39    $  18.74    $  15.47   $   12.31
                                            =======    ========    ========    ========    ========   =========

--------
 *   Amount represents less $500.
**   Net asset value is not shown in thousands.


36                    See Notes to Financial Statements.




                                                                                                    U.S.
                                              Small Cap    Small Cap  International  Short Term  Government                 Money
                                                Value       Growth       Growth        Income    Securities    Income       Market
                                                Fund         Fund         Fund          Fund        Fund        Fund         Fund
                                              ---------    ---------  -------------  ----------  ----------   --------     -------

NET ASSETS consist of:
Undistributed net investment income/
 (accumulated net investment loss)             $    65      $   (176)   $    362      $ 1,011     $  4,982    $  5,811     $     -
Accumulated net realized gain/(loss)
 on investment transactions                        137       (24,903)    (13,471)        (697)      (2,225)     (1,804)          -*
Net unrealized appreciation/(depreciation)
 of investments                                    761         7,131      11,477          759         (392)      8,340           -
Paid-in capital                                 34,523        71,125      81,899       54,355      266,636     185,808      19,776
                                               -------      --------    --------      -------     --------    --------     -------
    Total Net Assets                           $35,486      $ 53,177    $ 80,267      $55,428     $269,001    $198,155     $19,776
                                               =======      ========    ========      =======     ========    ========     =======

NET ASSETS:
Class 1 Shares                                 $35,486      $ 50,053    $ 80,035      $47,555     $255,204    $175,745     $16,326
                                               =======      ========    ========      =======     ========    ========     =======

Class 2 Shares                                       -      $  3,124    $    232      $ 7,873     $ 13,797    $ 22,410     $ 3,450
                                                            ========    ========      =======     ========    ========     =======

SHARES OUTSTANDING:
Class 1 Shares                                   3,458         5,304       7,032       18,812       24,619      16,727      16,341
                                               =======      ========    ========      =======     ========    ========     =======

Class 2 Shares                                       -           334          20        3,128        1,335       2,143       3,452
                                                            ========    ========      =======     ========    ========     =======

CLASS 1 SHARES:**
Net asset value, offering and redemption
 price per share of beneficial interest
 outstanding                                   $ 10.26      $   9.44    $  11.38      $  2.53     $  10.37    $  10.51     $  1.00
                                               =======      ========    ========      =======     ========    ========     =======

CLASS 2 SHARES:**
Net asset value, offering and redemption
 price per share of beneficial interest
 outstanding                                         -      $   9.36    $  11.34      $  2.52     $  10.34    $  10.46     $  1.00
                                                            ========    ========      =======     ========    ========     =======


                     See Notes to Financial Statements.                      37




statements of operations

WM VARIABLE TRUST

For the Six Months Ended June 30, 2004 (unaudited)

(In thousands)



                                                        Equity     Growth &   West Coast    Mid Cap
                                             REIT       Income      Income      Equity       Stock      Growth
                                             Fund        Fund        Fund        Fund        Fund        Fund
                                            ------     -------     --------   ----------   --------    -------

INVESTMENT INCOME:
Dividends                                   $  820     $ 2,084     $ 2,251      $  544      $  516     $ 1,060
Interest                                         8         349          41          25          34          48
Foreign withholding taxes                        -           -         (21)          -          (1)        (25)
Securities lending income                        1          84          11           7           4          23
                                            ------     -------     -------      ------      ------     -------
    Total investment income                    829       2,517       2,282         576         553       1,106
                                            ------     -------     -------      ------      ------     -------

EXPENSES:
Investment advisory fee                        165         543         973         357         360         936
Class 2 Shares distribution fees                 -*         18           4           8           5           2
Custodian fees                                   2           4           5           6           4          29
Legal and audit fees                            11          17          20          17          14          19
Other                                            5          20          28          15          11          20
                                            ------     -------     -------      ------      ------     -------
    Total expenses                             183         602       1,030         403         394       1,006
Fees reduced by custodian credits                -*          -*          -*          -*          -*         (1)
                                            ------     -------     -------      ------      ------     -------
    Net expenses                               183         602       1,030         403         394       1,005
                                            ------     -------     -------      ------      ------     -------

NET INVESTMENT INCOME/(LOSS)                   646       1,915       1,252         173         159         101
                                            ------     -------     -------      ------      ------     -------

NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on
 investment transactions                       452       2,538         679       2,915       4,889       7,722
Net change in unrealized appreciation/
 depreciation of investments                 1,527       6,641       9,735       1,134       2,611      (2,147)
                                            ------     -------     -------      ------      ------     -------
Net realized and unrealized gain/(loss)
 on investments                              1,979       9,179      10,414       4,049       7,500       5,575
                                            ------     -------     -------      ------      ------     -------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                  $2,625     $11,094     $11,666      $4,222      $7,659     $ 5,676
                                            ======     =======     =======      ======      ======     =======

--------
 *   Amount represents less than $500.
**   The Small Cap Value Fund commenced operations on May 3, 2004.

38                    See Notes to Financial Statements.





                                                                                                     U.S.
                                               Small Cap    Small Cap  International  Short Term  Government               Money
                                                 Value       Growth       Growth        Income    Securities    Income     Market
                                                 Fund**       Fund         Fund          Fund        Fund        Fund       Fund
                                               ---------    ---------  -------------  ----------  ----------   --------   -------

INVESTMENT INCOME:
Dividends                                        $120        $    97      $1,127        $    -      $     -    $     -      $  -
Interest                                            8              2          18         1,189        5,682      6,441       120
Foreign withholding taxes                         (10)            (1)       (138)            -            -          -         -
Securities lending income                           4             24          28             -            -          -         -
                                                 ----        -------      ------        ------      -------    -------      ----
    Total investment income                       122            122       1,035         1,189        5,682      6,441       120
                                                 ----        -------      ------        ------      -------    -------      ----

EXPENSES:
Investment advisory fee                            45            258         357           136          602        535        46
Class 2 Shares distribution fees                    -              4           -*            9           19         28         4
Custodian fees                                      2             11          48             4            8          5         1
Legal and audit fees                                8             16          18            17           19         19        14
Other                                               2              9          27            10           34         31         4
                                                 ----        -------      ------        ------      -------    -------      ----
    Total expenses                                 57            298         450           176          682        618        69
Fees reduced by custodian credits                   -*             -*          -*            -*          (1)         -*        -*
                                                 ----        -------      ------        ------      -------    -------      ----
    Net expenses                                   57            298         450           176          681        618        69
                                                 ----        -------      ------        ------      -------    -------      ----

NET INVESTMENT INCOME/(LOSS)                       65           (176)        585         1,013        5,001      5,823        51
                                                 ----        -------      ------        ------      -------    -------      ----

NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on
 investment transactions                          137          8,574         547           (29)         219         20         1
Net change in unrealized appreciation/
 depreciation of investments                      761         (6,602)       (189)         (912)      (4,088)    (5,818)        -
                                                 ----        -------      ------        ------      -------    -------      ----
Net realized and unrealized gain/(loss)
 on investments                                   898          1,972         358          (941)      (3,869)    (5,798)        1
                                                 ----        -------      ------        ------      -------    -------      ----
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                       $963        $ 1,796      $  943        $   72      $ 1,132    $    25      $ 52
                                                 ====        =======      ======        ======      =======    =======      ====

                     See Notes to Financial Statements.                      39






statements of changes in net assets

WM VARIABLE TRUST

For the Six Months Ended June 30, 2004 (unaudited)

(In thousands)



                                                         Equity    Growth &   West Coast    Mid Cap
                                             REIT        Income     Income      Equity       Stock     Growth
                                             Fund         Fund       Fund        Fund        Fund       Fund
                                            -------     --------   --------   ----------   --------   --------

Net investment income/(loss)                $   646     $  1,915   $  1,252    $    173    $    159   $    101
Net realized gain on
 investment transactions                        452        2,538        679       2,915       4,889      7,722
Net change in unrealized
 appreciation/depreciation
 of investments                               1,527        6,641      9,735       1,134       2,611     (2,147)
                                            -------     --------   --------    --------    --------   --------

Net increase in net assets
 resulting from operations                    2,625       11,094     11,666       4,222       7,659      5,676
Distributions to shareholders from:
  Net investment income:
    Class 1 Shares                             (624)      (2,972)    (2,661)       (277)       (318)         -
    Class 2 Shares                               (1)        (274)       (29)        (10)         (9)         -
  Net realized gains on investments:
    Class 1 Shares                             (322)           -          -           -      (1,559)         -
    Class 2 Shares                               (1)           -          -           -         (76)         -
Net increase/(decrease) in net assets from
  Fund share transactions:
    Class 1 Shares                            2,418       10,504      1,956        (125)      9,181     36,269
    Class 2 Shares                               68        3,479        369       1,739         878         99
                                            -------     --------   --------    --------    --------   --------

Net increase/(decrease) in net assets         4,163       21,831     11,301       5,549      15,756     42,044
NET ASSETS:
Beginning of period                          38,594      162,222    248,532     110,362      88,133    191,111
                                            -------     --------   --------    --------    --------   --------
End of period                               $42,757     $184,053   $259,833    $115,911    $103,889   $233,155
                                            =======     ========   ========    ========    ========   ========

Undistributed net investment income/
 (accumulated net investment loss)
 at end of period                           $   790     $  1,970   $  1,248    $    181    $    155   $    146
                                            =======     ========   ========    ========    ========   ========

--------
** The Small Cap Value Fund commenced operations on May 3, 2004.

40                    See Notes to Financial Statements.






                                                                                                     U.S.
                                               Small Cap    Small Cap  International  Short Term  Government                Money
                                                 Value       Growth       Growth        Income    Securities    Income      Market
                                                 Fund**       Fund         Fund          Fund        Fund        Fund        Fund
                                               ---------    ---------  -------------  ----------  ----------   --------    -------

Net investment income/(loss)                    $    65     $   (176)    $   585       $ 1,013     $  5,001    $  5,823    $    51
Net realized gain on
 investment transactions                            137        8,574         547           (29)         219          20          1
Net change in unrealized
 appreciation/depreciation
 of investments                                     761       (6,602)       (189)         (912)      (4,088)     (5,818)         -
                                                -------     --------     -------       -------     --------    --------    -------

Net increase in net assets
 resulting from operations                          963        1,796         943            72        1,132          25         52
Distributions to shareholders from:
  Net investment income:
    Class 1 Shares                                    -            -        (969)       (1,841)      (9,806)    (11,009)       (47)
    Class 2 Shares                                    -            -          (2)         (296)        (519)     (1,314)        (4)
  Net realized gains on investments:
    Class 1 Shares                                    -            -           -             -            -           -          -
    Class 2 Shares                                    -            -           -             -            -           -          -
Net increase/(decrease) in net assets from
  Fund share transactions:
    Class 1 Shares                               34,523      (22,575)      5,925         2,690       59,743      (7,254)    (3,872)
    Class 2 Shares                                    -          440          50         2,018       (2,065)      2,566        381
                                                -------     --------     -------       -------     --------    --------    -------
Net increase/(decrease) in net assets            35,486      (20,339)      5,947         2,643       48,485     (16,986)    (3,490)
NET ASSETS:
Beginning of period                                   -       73,516      74,320        52,785      220,516     215,141     23,266
                                                -------     --------     -------       -------     --------    --------    -------
End of period                                   $35,486     $ 53,177     $80,267       $55,428     $269,001    $198,155    $19,776
                                                =======     ========     =======       =======     ========    ========    =======

Undistributed net investment income/
 (accumulated net investment loss)
 at end of period                               $    65     $   (176)    $   362       $ 1,011     $  4,982    $  5,811    $     -
                                                =======     ========     =======       =======     ========    ========    =======

                     See Notes to Financial Statements.                      41





statements of changes in net assets (continued)

WM VARIABLE TRUST

For the Year Ended December 31, 2003

(In thousands)



                                                         Equity    Growth &   West Coast    Mid Cap
                                             REIT        Income     Income      Equity       Stock     Growth
                                             Fund**       Fund       Fund        Fund        Fund       Fund
                                            -------     --------   --------   ----------   --------   --------

Net investment income/(loss)                $   905     $  3,414   $  2,690    $    341     $   326   $    (67)
Net realized gain/(loss) on
 investment transactions                         68       (7,316)   (12,089)     (1,579)      2,422     (2,956)
Net change in unrealized appreciation/
 depreciation of investments                  7,465       39,347     59,580      32,401      15,142     44,951
                                            -------     --------   --------    --------     -------   --------

Net increase in net assets
 resulting from operations                    8,438       35,445     50,181      31,163      17,890     41,928
Distributions to shareholders from:
  Net investment income:
    Class 1 Shares                                -       (3,038)    (2,491)       (224)       (210)         -
    Class 2 Shares                                -         (197)       (20)         (5)         (4)         -
  Net realized gains on investments:
    Class 1 Shares                                -         (545)         -           -           -          -
    Class 2 Shares                                -          (37)         -           -           -          -
Net increase/(decrease) in net assets from
  Fund share transactions:
    Class 1 Shares                           30,156        7,840    (10,738)      7,200       4,304     12,725
    Class 2 Shares                                -*       3,990        962       1,688       1,071        414
                                            -------     --------   --------    --------     -------   --------

Net increase/(decrease) in net assets        38,594       43,458     37,894      39,822      23,051     55,067
NET ASSETS:
Beginning of year                                 -      118,764    210,638      70,540      65,082    136,044
                                            -------     --------   --------    --------     -------   --------
End of year                                 $38,594     $162,222   $248,532    $110,362     $88,133   $191,111
                                            =======     ========   ========    ========     =======   ========

Undistributed net investment income
 at end of year                             $   769     $  3,301   $  2,686    $    295     $   323   $     45
                                            =======     ========   ========    ========     =======   ========

--------
  * Amount represents less than $500.
 ** The REIT Fund commenced operations on May 1, 2003.
*** Formerly the Small Cap Stock Fund.

42                    See Notes to Financial Statements.





                                                                                       U.S.
                                              Small Cap  International  Short Term  Government                 Money
                                                Growth      Growth        Income    Securities    Income       Market
                                                Fund**       Fund          Fund        Fund        Fund         Fund
                                              ---------  -------------  ----------  ----------   --------    --------

Net investment income/(loss)                  $   (191)    $    534      $ 1,994    $  8,526     $ 11,471    $    190
Net realized gain/(loss) on
 investment transactions                       (17,773)      (1,832)         (29)        (21)         422           -
Net change in unrealized appreciation/
 depreciation of investments                    52,475       19,869          433      (4,385)       6,477           -
                                              --------     --------      -------    --------     --------    --------

Net increase in net assets
 resulting from operations                      34,511       18,571        2,398       4,120       18,370         190
Distributions to shareholders from:
  Net investment income:
    Class 1 Shares                                   -         (748)      (2,610)     (8,731)     (10,778)       (175)
    Class 2 Shares                                   -           (1)        (129)       (855)        (925)        (15)
  Net realized gains on investments:
    Class 1 Shares                                   -            -            -           -            -           -
    Class 2 Shares                                   -            -            -           -            -           -
Net increase/(decrease) in net assets from
  Fund share transactions:
    Class 1 Shares                              (2,281)       5,729        5,370      35,286        7,807     (13,568)
    Class 2 Shares                                 742           51        4,976       4,662       12,637      (1,610)
                                              --------     --------      -------    --------     --------    --------

Net increase/(decrease) in net assets           32,972       23,602       10,005      34,482       27,111     (15,178)
NET ASSETS:
Beginning of year                               40,544       50,718       42,780     186,034      188,030      38,444
                                              --------     --------      -------    --------     --------    --------
End of year                                   $ 73,516     $ 74,320      $52,785    $220,516     $215,141    $ 23,266
                                              ========     ========      =======    ========     ========    ========

Undistributed net investment income
 at end of year                               $      -     $    748      $ 2,135    $ 10,306     $ 12,311    $      -
                                              ========     ========      =======    ========     ========    ========

                     See Notes to Financial Statements.                      43




statements of changes in net assets - capital stock activity

WM VARIABLE TRUST

(In thousands)


                                                     REIT Fund+             Equity Income Fund          Growth & Income Fund
                                             ------------------------   -------------------------    -------------------------
                                              Six Months                 Six Months                  Six Months
                                                Ended                      Ended                        Ended
                                               06/30/04    Year Ended     06/30/04     Year Ended      06/30/04     Year Ended
                                             (unaudited)    12/31/03    (unaudited)     12/31/03     (unaudited)     12/31/03
                                             -----------   ----------   -----------    ----------    -----------    ----------
AMOUNT
  Class 1:
    Sold                                        $2,174      $30,249       $10,891       $ 19,128      $  9,810       $ 24,465
    Issued as reinvestment of dividends            946            -         2,972          3,583         2,661          2,491
    Redeemed                                      (702)         (93)       (3,359)       (14,871)      (10,515)       (37,694)
                                                ------      -------       -------       --------      --------       --------
    Net increase/(decrease)                     $2,418      $30,156       $10,504       $  7,840      $  1,956       $(10,738)
                                                ======      =======       =======       ========      ========       ========

  Class 2:
    Sold                                        $   67      $     5        $3,947       $  4,300      $    600       $  1,060
    Issued as reinvestment of dividends              2            -           274            234            29             20
    Redeemed                                        (1)          (5)         (742)          (544)         (260)          (118)
                                                ------      -------       -------       --------      --------       --------
    Net increase                                $   68      $     *        $3,479       $  3,990      $    369       $    962
                                                ======      =======       =======       ========      ========       ========

SHARES
  Class 1:
    Sold                                           163        2,967           757          1,576           571          1,618
    Issued as reinvestment of dividends             71            -           206            295           153            164
    Redeemed                                       (54)          (8)         (233)        (1,305)         (610)        (2,755)
                                                ------      -------       -------       --------      --------       --------
    Net increase/(decrease)                        180        2,959           730            566           114           (973)
                                                ======      =======       =======       ========      ========       ========

  Class 2:
    Sold                                             5            -**         276            352            34             71
    Issued as reinvestment of dividends              -**          -            19             19             2              1
    Redeemed                                         -**          -**         (52)           (47)          (15)            (8)
                                                ------      -------       -------       --------      --------       --------
    Net increase                                     5            -**         243            324            21             64
                                                ======      =======       =======       ========      ========       ========


                                             Small Cap Growth Fund+++   International Growth Fund     Short Term Income Fund
                                             ------------------------   -------------------------    -------------------------
                                              Six Months                 Six Months                  Six Months
                                                Ended                      Ended                        Ended
                                               06/30/04    Year Ended     06/30/04     Year Ended      06/30/04     Year Ended
                                             (unaudited)    12/31/03    (unaudited)     12/31/03     (unaudited)     12/31/03
                                             -----------   ----------   -----------    ----------    -----------    ----------
AMOUNT
  Class 1:
    Sold                                      $  2,227      $ 13,819      $5,819        $ 8,003        $ 3,231       $10,800
    Issued as reinvestment of dividends              -             -         969            748          1,841         2,610
    Redeemed                                   (24,802)      (16,100)       (863)        (3,022)        (2,382)       (8,040)
                                              --------      --------      ------        -------        -------       -------
    Net increase/(decrease)                   $(22,575)     $ (2,281)     $5,925        $ 5,729        $ 2,690       $ 5,370
                                              ========      ========      ======        =======        =======       =======

  Class 2:
    Sold                                      $    851      $    968      $   53        $    63        $ 2,554       $ 5,547
    Issued as reinvestment of dividends              -             -           2              1            296           129
    Redeemed                                      (411)         (226)         (5)           (13)          (832)         (700)
                                              --------      --------      ------        -------        -------       -------
    Net increase/(decrease)                   $    440      $    742      $   50        $    51        $ 2,018       $ 4,976
                                              ========      ========      ======        =======        =======       =======

SHARES
  Class 1:
    Sold                                           231         2,306         504            828          1,225         4,081
    Issued as reinvestment of dividends              -             -          86             80            731         1,000
    Redeemed                                    (2,450)       (1,971)        (75)          (340)          (903)       (3,032)
                                              --------      --------      ------        -------        -------       -------
    Net increase/(decrease)                     (2,219)          335         515            568          1,053         2,049
                                              ========      ========      ======        =======        =======       =======

  Class 2:
    Sold                                            87           125           4              7            973         2,120
    Issued as reinvestment of dividends              -             -           -**            -**          118            50
    Redeemed                                       (43)          (30)          -**           (2)          (317)         (265)
                                              --------      --------      ------        -------        -------       -------
    Net increase/(decrease)                         44            95           4              5            774         1,905
                                              ========      ========      ======        =======        =======       =======

--------
  *  Amount represents less than $500.
 **  Amount represents less than 500 shares.
  +  The REIT Fund commenced operations on May 1, 2003.
 ++ The Small Cap Value Fund commenced operations on May 3, 2004. +++ Formerly the Small Cap Stock Fund.

44                    See Notes to Financial Statements.




                                                       West Coast
                                                      Equity Fund             Mid Cap Stock Fund
                                               ------------------------   -------------------------
                                                Six Months                 Six Months
                                                  Ended                      Ended
                                                 06/30/04    Year Ended     06/30/04     Year Ended
                                               (unaudited)    12/31/03    (unaudited)     12/31/03
                                               -----------   ----------   -----------    ----------
AMOUNT
  Class 1:
    Sold                                         $ 5,704      $12,538       $ 8,387        $10,754
    Issued as reinvestment of dividends              277          224         1,877            210
    Redeemed                                      (6,106)      (5,562)       (1,083)        (6,660)
                                                 -------      -------       -------        -------
    Net increase/(decrease)                      $  (125)     $ 7,200       $ 9,181        $ 4,304
                                                 =======      =======       =======        =======

  Class 2:
    Sold                                         $ 2,229      $ 2,076       $   907        $ 1,196
    Issued as reinvestment of dividends               10            5            85              4
    Redeemed                                        (500)        (393)         (114)          (129)
                                                 -------      -------       -------        -------
    Net increase                                 $ 1,739      $ 1,688       $   878        $ 1,071
                                                 =======      =======       =======        =======

SHARES
  Class 1:
    Sold                                             308          820           557            832
    Issued as reinvestment of dividends               15           15           123             16
    Redeemed                                        (338)        (413)          (71)          (574)
                                                 -------      -------       -------        -------
    Net increase/(decrease)                          (15)         422           609            274
                                                 =======      =======       =======        =======

  Class 2:
    Sold                                             121          133            60             95
    Issued as reinvestment of dividends                1            -**           6              -**
    Redeemed                                         (28)         (28)           (8)           (11)
                                                 -------      -------       -------        -------
    Net increase                                      94          105            58             84
                                                 =======      =======       =======        =======

                                                    U.S. Government
                                                    Securities Fund               Income Fund
                                               ------------------------   -------------------------
                                                Six Months                 Six Months
                                                  Ended                      Ended
                                                 06/30/04    Year Ended     06/30/04     Year Ended
                                               (unaudited)    12/31/03    (unaudited)     12/31/03
                                               -----------   ----------   -----------    ----------
AMOUNT
  Class 1:
    Sold                                        $ 63,242      $ 53,760     $  4,904       $ 18,940
    Issued as reinvestment of dividends            9,806         8,731       11,009         10,778
    Redeemed                                     (13,305)      (27,205)     (23,167)       (21,911)
                                                --------      --------     --------       --------
    Net increase/(decrease)                     $ 59,743      $ 35,286     $ (7,254)      $  7,807
                                                ========      ========     ========       ========

  Class 2:
    Sold                                        $    951      $  9,784     $  3,372       $ 15,366
    Issued as reinvestment of dividends              519           855        1,314            925
    Redeemed                                      (3,535)       (5,977)      (2,120)        (3,654)
                                                --------      --------     --------       --------
    Net increase/(decrease)                     $ (2,065)     $  4,662     $  2,566       $ 12,637
                                                ========      ========     ========       ========

SHARES
  Class 1:
    Sold                                           5,897         4,980          442          1,704
    Issued as reinvestment of dividends              953           815        1,057            971
    Redeemed                                      (1,234)       (2,518)      (2,124)        (1,988)
                                                --------      --------     --------       --------
    Net increase/(decrease)                        5,616         3,277         (625)           687
                                                ========      ========     ========       ========

  Class 2:
    Sold                                              88           896          303          1,397
    Issued as reinvestment of dividends               51            80          127             84
    Redeemed                                        (330)         (563)        (192)          (337)
                                                --------      --------     --------       --------
    Net increase/(decrease)                         (191)          413          238          1,144
                                                ========      ========     ========       ========



                                                        Growth Fund           Small Cap Value Fund++
                                                 -------------------------    ----------------------
                                                 Six Months                      Period
                                                    Ended                        Ended
                                                   06/30/04     Year Ended      06/30/04
                                                 (unaudited)     12/31/03     (unaudited)
                                                 -----------    ----------    -----------
AMOUNT
  Class 1:
    Sold                                           $42,108       $ 27,111       $35,373
    Issued as reinvestment of dividends                  -              -             -
    Redeemed                                        (5,839)       (14,386)         (850)
                                                   -------       --------       -------
    Net increase/(decrease)                        $36,269       $ 12,725       $34,523
                                                   =======       ========       =======

  Class 2:
    Sold                                           $   391       $    507             -
    Issued as reinvestment of dividends                  -              -             -
    Redeemed                                          (292)           (93)            -
                                                   -------       --------
    Net increase                                   $    99       $    414             -
                                                   =======       ========

SHARES
  Class 1:
    Sold                                             3,420          2,706         3,546
    Issued as reinvestment of dividends                  -              -             -
    Redeemed                                          (478)        (1,462)          (88)
                                                   -------       --------       -------
    Net increase/(decrease)                          2,942          1,244         3,458
                                                   =======       ========       =======

  Class 2:
    Sold                                                32             48             -
    Issued as reinvestment of dividends                  -              -             -
    Redeemed                                           (24)            (9)            -
                                                   -------       --------
    Net increase                                         8             39             -
                                                   =======       ========


                                                     Money Market Fund
                                                 -------------------------
                                                 Six Months
                                                    Ended
                                                   06/30/04     Year Ended
                                                 (unaudited)     12/31/03
                                                 -----------    ----------
AMOUNT
  Class 1:
    Sold                                           $ 2,887       $ 11,839
    Issued as reinvestment of dividends                 47            175
    Redeemed                                        (6,806)       (25,582)
                                                   -------       --------
    Net increase/(decrease)                        $(3,872)      $(13,568)
                                                   =======       ========

  Class 2:
    Sold                                           $ 1,032         $3,108
    Issued as reinvestment of dividends                  4             15
    Redeemed                                          (655)        (4,733)
                                                   -------       --------
    Net increase/(decrease)                        $   381       $ (1,610)
                                                   =======       ========

SHARES
  Class 1:
    Sold                                             2,887         11,839
    Issued as reinvestment of dividends                 47            175
    Redeemed                                        (6,806)       (25,582)
                                                   -------       --------
    Net increase/(decrease)                         (3,872)       (13,568)
                                                   =======       ========

  Class 2:
    Sold                                             1,032          3,108
    Issued as reinvestment of dividends                  4             15
    Redeemed                                          (655)        (4,733)
                                                   -------       --------
    Net increase/(decrease)                            381         (1,610)
                                                   =======       ========

                     See Notes to Financial Statements.                     45





financial highlights

For a Fund share outstanding throughout each period.

                                                   Income from Investment Operations
                                             ---------------------------------------------




                                                              Net Realized
                           Net Asset Value,                  and Unrealized     Total from
                             Beginning of    Net Investment  Gain/(Loss) on     Investment
                                Period        Income/(Loss)   Investments       Operations
                           ----------------  --------------  --------------     ----------
REIT FUND

Class 1
06/30/04 (unaudited)            $13.04          $  0.21(6)      $   0.66         $ 0.87
12/31/03(3)                      10.00             0.36(6)          2.68           3.04

Class 2
06/30/04 (unaudited)             13.03             0.20(6)          0.65           0.85
12/31/03(4)                      11.20             0.28(6)          1.55           1.83

EQUITY INCOME FUND

Class 1
06/30/04 (unaudited)            $13.90          $  0.16(6)      $   0.76         $ 0.92
12/31/03                         11.01             0.31(6)          2.95           3.26
12/31/02                         12.87             0.36(6)         (1.95)         (1.59)
12/31/01                         12.11             0.42(6)          0.54           0.96
12/31/00                         10.50             0.36(6)          1.42           1.78
12/31/99                         10.27             0.33(6)         (0.07)(8)       0.26

Class 2
06/30/04 (unaudited)             13.85             0.14(6)          0.76           0.90
12/31/03                         10.99             0.29(6)          2.93           3.22
12/31/02                         12.87             0.32(6)         (1.93)         (1.61)
12/31/01(5)                      12.64             0.22(6)          0.21           0.43

GROWTH & INCOME FUND

Class 1
06/30/04 (unaudited)            $16.85          $  0.08(6)      $   0.71         $ 0.79
12/31/03                         13.45             0.19(6)          3.39           3.58
12/31/02                         17.18             0.15(6)         (3.77)         (3.62)
12/31/01                         18.23             0.09            (0.70)         (0.61)
12/31/00                         18.58             0.07(6)          0.37           0.44
12/31/99                         16.97             0.06(6)          2.93           2.99

Class 2
06/30/04 (unaudited)             16.79             0.06(6)          0.70           0.76
12/31/03                         13.42             0.15(6)          3.39           3.54
12/31/02                         17.18             0.11(6)         (3.76)         (3.65)
12/31/01(5)                      16.59             0.00(7)          0.59(8)        0.59

WEST COAST EQUITY FUND

Class 1
06/30/04 (unaudited)            $18.14          $  0.03(6)      $   0.69         $ 0.72
12/31/03                         12.69             0.06(6)          5.43           5.49
12/31/02                         16.70             0.06(6)         (3.79)         (3.73)
12/31/01                         16.01             0.10(6)          1.03           1.13
12/31/00                         15.14             0.13(6)          0.84           0.97
12/31/99                         10.94            (0.00)(7)         4.37           4.37

Class 2
06/30/04 (unaudited)             18.08             0.01(6)          0.68           0.69
12/31/03                         12.67             0.02(6)          5.41           5.43
12/31/02                         16.70             0.02(6)         (3.77)         (3.75)
12/31/01(5)                      15.52             0.01(6)          1.17           1.18



                                           Less Distributions
                            -----------------------------------------------




                                               Distributions
                            Dividends from         from
                            Net Investment     Net Realized       Total       Net Asset Value,
                                Income         Capital Gains  Distributions    End of Period
                            --------------     -------------  -------------   ----------------
REIT FUND

Class 1
06/30/04 (unaudited)            $(0.20)           $(0.11)        $(0.31)           $13.60
12/31/03(3)                          -                 -              -             13.04

Class 2
06/30/04 (unaudited)             (0.20)            (0.11)         (0.31)            13.57
12/31/03(4)                          -                 -              -             13.03

EQUITY INCOME FUND

Class 1
06/30/04 (unaudited)            $(0.26)           $    -         $(0.26)           $14.56
12/31/03                         (0.31)            (0.06)         (0.37)            13.90
12/31/02                         (0.25)            (0.02)         (0.27)            11.01
12/31/01                         (0.12)            (0.08)         (0.20)            12.87
12/31/00                         (0.17)                -          (0.17)            12.11
12/31/99                         (0.03)                -          (0.03)            10.50

Class 2
06/30/04 (unaudited)             (0.25)                -          (0.25)            14.50
12/31/03                         (0.30)            (0.06)         (0.36)            13.85
12/31/02                         (0.25)            (0.02)         (0.27)            10.99
12/31/01(5)                      (0.12)            (0.08)         (0.20)            12.87

GROWTH & INCOME FUND

Class 1
06/30/04 (unaudited)            $(0.18)           $    -         $(0.18)           $17.46
12/31/03                         (0.18)                -          (0.18)            16.85
12/31/02                         (0.11)                -          (0.11)            13.45
12/31/01                         (0.06)            (0.38)         (0.44)            17.18
12/31/00                         (0.04)            (0.75)         (0.79)            18.23
12/31/99                         (0.04)            (1.34)         (1.38)            18.58

Class 2
06/30/04 (unaudited)             (0.16)                -          (0.16)            17.39
12/31/03                         (0.17)                -          (0.17)            16.79
12/31/02                         (0.11)                -          (0.11)            13.42
12/31/01(5)                          -                 -              -             17.18

WEST COAST EQUITY FUND

Class 1
06/30/04 (unaudited)            $(0.05)           $    -         $(0.05)           $18.81
12/31/03                         (0.04)                -          (0.04)            18.14
12/31/02                         (0.08)            (0.20)         (0.28)            12.69
12/31/01                         (0.09)            (0.35)         (0.44)            16.70
12/31/00                             -             (0.10)         (0.10)            16.01
12/31/99                         (0.00)(7)         (0.17)         (0.17)            15.14

Class 2
06/30/04 (unaudited)             (0.03)                -          (0.03)            18.74
12/31/03                         (0.02)                -          (0.02)            18.08
12/31/02                         (0.08)            (0.20)         (0.28)            12.67
12/31/01(5)                          -                 -              -             16.70


46                    See Notes to Financial Statements.












                             Total Return(1)
                             ---------------
REIT FUND

Class 1
06/30/04 (unaudited)              6.71%
12/31/03(3)                      30.40%

Class 2
06/30/04 (unaudited)              6.57%
12/31/03(4)                      16.34%

EQUITY INCOME FUND

Class 1
06/30/04 (unaudited)              6.67%
12/31/03                         30.10%
12/31/02                        (12.51)%
12/31/01                          7.92%
12/31/00                         17.19%
12/31/99                          2.49%

Class 2
06/30/04 (unaudited)              6.48%
12/31/03                         29.73%
12/31/02                        (12.67)%
12/31/01(5)                       3.40%

GROWTH & INCOME FUND

Class 1
06/30/04 (unaudited)              4.70%
12/31/03                         26.80%
12/31/02                        (21.16)%
12/31/01                         (3.51)%
12/31/00                          2.36%
12/31/99                         18.11%

Class 2
06/30/04 (unaudited)              4.51%
12/31/03                         26.49%
12/31/02                        (21.33)%
12/31/01(5)                       3.56%

WEST COAST EQUITY FUND

Class 1
06/30/04 (unaudited)              3.97%
12/31/03                         43.35%
12/31/02                        (22.55)%
12/31/01                          6.88%
12/31/00                          6.30%
12/31/99                         40.37%

Class 2
06/30/04 (unaudited)              3.80%
12/31/03                         42.93%
12/31/02                        (22.67)%
12/31/01(5)                       7.60%

                                                      Ratios to Average Net Assets/Supplemental Data
                        --------------------------------------------------------------------------------------------------------
                                                                                                           Ratio of Operating
                                                                                                           Expenses to Average
                                                                                                           Net Assets Without
                                                                                                          Fee Waivers, Expenses
                                                                                                          Reimbursed and/or Fees
                         Net Assets,         Ratio of                Ratio of Net                           Reduced by Credits
                        End of Period   Operating Expenses    Investment Income/(Loss) to    Portfolio        Allowed by the
                          (in 000's)   to Average Net Assets      Average Net Assets       Turnover Rate       Custodian(2)
                        -------------  ---------------------  ---------------------------  -------------  ----------------------
REIT FUND

Class 1
06/30/04 (unaudited)      $ 42,690            0.89%(9)                   3.14%(9)             5%                  0.89%(9)
12/31/03(3)                 38,593            1.00%(9)                   4.21%(9)             3%                  1.00%(9)

Class 2
06/30/04 (unaudited)            67            1.14%(9)                   2.89%(9)             5%                  1.14%(9)
12/31/03(4)                      1            1.25%(9)                   3.96%(9)             3%                  1.25%(9)

EQUITY INCOME FUND

Class 1
06/30/04 (unaudited)      $167,322            0.67%(9)                   2.22%(9)             9%                  0.67%(9)
12/31/03                   149,603            0.70%                      2.63%               23%                  0.70%
12/31/02                   112,304            0.70%                      3.04%               16%                  0.70%
12/31/01                    97,982            0.70%                      3.29%               15%                  0.70%
12/31/00                    46,744            0.98%                      3.31%               40%                  0.99%
12/31/99                    11,797            1.17%                      3.22%               25%                  1.19%

Class 2
06/30/04 (unaudited)        16,731            0.92%(9)                   1.97%(9)             9%                  0.92%(9)
12/31/03                    12,619            0.95%                      2.38%               23%                  0.95%
12/31/02                     6,460            0.95%                      2.79%               16%                  0.95%
12/31/01(5)                    658            0.94%(9)                   3.05%(9)            15%                  0.94%(9)

GROWTH & INCOME FUND

Class 1
06/30/04 (unaudited)      $256,649            0.80%(9)                   0.98%(9)             2%                  0.80%(9)
12/31/03                   245,820            0.83%                      1.28%               16%                  0.83%
12/31/02                   209,337            0.81%                      1.01%               20%                  0.81%
12/31/01                   319,171            0.78%                      0.54%               25%                  0.78%
12/31/00                   309,992            0.97%                      0.39%               31%                  0.97%
12/31/99                   205,960            1.05%                      0.34%               38%                  1.05%

Class 2
06/30/04 (unaudited)         3,184            1.05%(9)                   0.73%(9)             2%                  1.05%(9)
12/31/03                     2,712            1.08%                      1.03%               16%                  1.08%
12/31/02                     1,301            1.06%                      0.76%               20%                  1.06%
12/31/01(5)                    112            1.03%(9)                   0.29%(9)            25%                  1.03%(9)

WEST COAST EQUITY FUND

Class 1
06/30/04 (unaudited)      $108,757            0.69%(9)                   0.32%(9)            11%                  0.69%(9)
12/31/03                   105,160            0.71%                      0.42%               16%                  0.71%
12/31/02                    68,227            0.71%                      0.42%               20%                  0.71%
12/31/01                    83,835            0.70%                      0.59%               19%                  0.70%
12/31/00                    71,307            0.91%                      0.76%               33%                  0.91%
12/31/99                    20,429            1.27%                     (0.02)%              36%                  1.28%

Class 2
06/30/04 (unaudited)         7,154            0.94%(9)                   0.07%(9)            11%                  0.94%(9)
12/31/03                     5,202            0.96%                      0.17%               16%                  0.96%
12/31/02                     2,313            0.96%                      0.17%               20%                  0.96%
12/31/01(5)                     58            0.95%(9)                   0.34%(9)            19%                  0.95%(9)


                     See Notes to Financial Statements.                      47




financial highlights

For a Fund share outstanding throughout each period.

                                                         Income from Investment Operations
                                                   ---------------------------------------------




                                                                    Net Realized
                                 Net Asset Value,                  and Unrealized     Total from
                                   Beginning of    Net Investment  Gain/(Loss) on     Investment
                                      Period        Income/(Loss)   Investments       Operations
                                 ----------------  --------------  --------------     ----------
MID CAP STOCK FUND

Class 1
06/30/04 (unaudited)                  $14.63          $ 0.03(6)       $ 1.17            $ 1.20
12/31/03                               11.49            0.06(6)         3.12              3.18
12/31/02                               13.14            0.04(6)        (1.36)            (1.32)
12/31/01                               11.74            0.03(6)         1.38              1.41
12/31/00(10)                           10.00            0.01(6)         1.73              1.74

Class 2
06/30/04 (unaudited)                   14.58            0.01(6)         1.16              1.17
12/31/03                               11.46            0.03(6)         3.11              3.14
12/31/02                               13.13            0.01(6)        (1.36)            (1.35)
12/31/01(5)                            12.35           (0.00)(6)(7)     0.79              0.79

GROWTH FUND

Class 1
06/30/04 (unaudited)                  $12.04          $ 0.01          $ 0.33            $ 0.34
12/31/03                                9.32           (0.00)(7)        2.72              2.72
12/31/02                               13.51           (0.01)(6)       (4.18)            (4.19)
12/31/01                               22.99            0.02(6)        (6.24)            (6.22)
12/31/00                               38.54           (0.03)(6)       (6.61)            (6.64)
12/31/99                               22.36           (0.19)          19.89             19.70

Class 2
06/30/04 (unaudited)                   11.98           (0.01)           0.34              0.33
12/31/03                                9.30           (0.03)           2.71              2.68
12/31/02                               13.51           (0.03)(6)       (4.18)            (4.21)
12/31/01(5)                            12.81           (0.00)(6)(7)     0.70(8)           0.70

SMALL CAP VALUE FUND

Class 1
06/30/04(11) (unaudited)              $10.00          $ 0.02          $ 0.24            $ 0.26

SMALL CAP GROWTH FUND(12)

Class 1
06/30/04 (unaudited)                  $ 9.41          $(0.03)         $ 0.06            $ 0.03
12/31/03                                5.49           (0.02)(6)        3.94              3.92
12/31/02                               11.37           (0.02)(6)       (5.27)            (5.29)
12/31/01                               16.03           (0.06)(6)       (1.69)            (1.75)
12/31/00                               19.13           (0.10)          (1.65)            (1.75)
12/31/99                               14.59           (0.10)(6)        8.07              7.97

Class 2
06/30/04 (unaudited)                    9.35           (0.04)           0.05              0.01
12/31/03                                5.47           (0.04)(6)        3.92              3.88
12/31/02                               11.36           (0.03)(6)       (5.27)            (5.30)
12/31/01(5)                            14.41           (0.05)(6)       (0.09)            (0.14)


                                           Less Distributions
                            -----------------------------------------------




                                               Distributions
                            Dividends from         from
                            Net Investment     Net Realized       Total       Net Asset Value,
                                Income         Capital Gains  Distributions    End of Period
                            --------------     -------------  -------------   ----------------
MID CAP STOCK FUND

Class 1
06/30/04 (unaudited)            $(0.05)           $(0.25)        $(0.30)            $15.53
12/31/03                         (0.04)                -          (0.04)             14.63
12/31/02                         (0.03)            (0.30)         (0.33)             11.49
12/31/01                         (0.01)                -          (0.01)             13.14
12/31/00(10)                         -                 -              -              11.74

Class 2
06/30/04 (unaudited)             (0.03)            (0.25)         (0.28)             15.47
12/31/03                         (0.02)                -          (0.02)             14.58
12/31/02                         (0.02)            (0.30)         (0.32)             11.46
12/31/01(5)                      (0.01)                -          (0.01)             13.13

GROWTH FUND

Class 1
06/30/04 (unaudited)            $    -            $    -         $    -             $12.38
12/31/03                             -                 -              -              12.04
12/31/02                             -                 -              -               9.32
12/31/01                         (0.37)            (2.89)         (3.26)             13.51
12/31/00                         (0.02)            (8.89)         (8.91)             22.99
12/31/99                             -             (3.52)         (3.52)             38.54

Class 2
06/30/04 (unaudited)                 -                 -              -              12.31
12/31/03                             -                 -              -              11.98
12/31/02                             -                 -              -               9.30
12/31/01(5)                          -                 -              -              13.51

SMALL CAP VALUE FUND

Class 1
06/30/04(11) (unaudited)        $    -            $    -         $    -             $10.26

SMALL CAP GROWTH FUND(12)

Class 1
06/30/04 (unaudited)            $    -            $    -         $    -             $ 9.44
12/31/03                             -                 -              -               9.41
12/31/02                             -             (0.59)         (0.59)              5.49
12/31/01                             -             (2.91)         (2.91)             11.37
12/31/00                             -             (1.35)         (1.35)             16.03
12/31/99                             -             (3.43)         (3.43)             19.13

Class 2
06/30/04 (unaudited)                 -                 -              -               9.36
12/31/03                             -                 -              -               9.35
12/31/02                             -             (0.59)         (0.59)              5.47
12/31/01(5)                          -             (2.91)         (2.91)             11.36

48                     See Notes to Financial Statements.













                             Total Return(1)
                             ---------------

MID CAP STOCK FUND

Class 1
06/30/04 (unaudited)              8.25%
12/31/03                         27.73%
12/31/02                        (10.35)%
12/31/01                         11.99%
12/31/00(10)                     17.40%

Class 2
06/30/04 (unaudited)              8.06%
12/31/03                         27.45%
12/31/02                        (10.54)%
12/31/01(5)                       6.38%

GROWTH FUND

Class 1
06/30/04 (unaudited)              2.82%
12/31/03                         29.18%
12/31/02                        (31.01)%
12/31/01                        (29.05)%
12/31/00                        (22.04)%
12/31/99                         97.09%

Class 2
06/30/04 (unaudited)              2.75%
12/31/03                         28.82%
12/31/02                        (31.16)%
12/31/01(5)                       5.46%

SMALL CAP VALUE FUND

Class 1
06/30/04(11) (unaudited)          4.27%

SMALL CAP GROWTH FUND(12)

Class 1
06/30/04 (unaudited)              0.32%
12/31/03                         71.40%
12/31/02                        (47.15)%
12/31/01                        (12.73)%
12/31/00                        (10.58)%
12/31/99                         71.09%

Class 2
06/30/04 (unaudited)              0.11%
12/31/03                         70.93%
12/31/02                        (47.28)%
12/31/01(5)                      (3.00)%



                                                      Ratios to Average Net Assets/Supplemental Data
                        --------------------------------------------------------------------------------------------------------
                                                                                                           Ratio of Operating
                                                                                                           Expenses to Average
                                                                                                           Net Assets Without
                                                                                                          Fee Waivers, Expenses
                                                                                                          Reimbursed and/or Fees
                         Net Assets,         Ratio of                Ratio of Net                           Reduced by Credits
                        End of Period   Operating Expenses    Investment Income/(Loss) to    Portfolio        Allowed by the
                          (in 000's)   to Average Net Assets      Average Net Assets       Turnover Rate       Custodian(2)
                        -------------  ---------------------  ---------------------------  -------------  ----------------------
MID CAP STOCK FUND

Class 1
06/30/04 (unaudited)       $99,031            0.81%(9)                   0.34%(9)               16%                0.81%(9)
12/31/03                    84,408            0.83%                      0.47%                  37%                0.83%
12/31/02                    63,119            0.84%                      0.32%                  28%                0.84%
12/31/01                    71,988            0.82%                      0.21%                  30%                0.82%
12/31/00(10)                56,717            1.04%(9)                   0.14%(9)               13%                1.04%(9)

Class 2
06/30/04 (unaudited)         4,858            1.06%(9)                   0.09%(9)               16%                1.06%(9)
12/31/03                     3,725            1.08%                      0.22%                  37%                1.08%
12/31/02                     1,962            1.09%                      0.07%                  28%                1.09%
12/31/01(5)                    668            1.07%(9)                  (0.04)%(9)              30%                1.07%(9)

GROWTH FUND

Class 1
06/30/04 (unaudited)      $231,746            0.95%(9)                   0.10%(9)               34%                0.95%(9)
12/31/03                   189,837            0.98%                     (0.04)%                 75%                0.98%
12/31/02                   135,422            1.00%                     (0.05)%                171%                1.00%
12/31/01                   167,483            0.94%                      0.11%                  92%                0.94%
12/31/00                   306,551            1.10%                     (0.10)%                 83%                1.11%
12/31/99                   369,952            1.15%                     (0.78)%                129%                1.15%

Class 2
06/30/04 (unaudited)         1,409            1.20%(9)                  (0.15)%(9)              34%                1.20%(9)
12/31/03                     1,274            1.23%                     (0.29)%                 75%                1.23%
12/31/02                       622            1.25%                     (0.30)%                171%                1.25%
12/31/01(5)                     31            1.19%(9)                  (0.14)%(9)              92%                1.19%(9)

SMALL CAP VALUE FUND

Class 1
06/30/04(11) (unaudited)   $35,486            1.09%(9)                   1.23%(9)                7%                1.09%(9)

SMALL CAP GROWTH FUND(12)

Class 1
06/30/04 (unaudited)       $50,053            0.99%(9)                  (0.58)%(9)              23%                0.99%(9)
12/31/03                    70,806            1.00%                     (0.31)%                 67%                1.00%
12/31/02                    39,476            1.00%                     (0.31)%                 29%                1.00%
12/31/01                    73,367            0.95%                     (0.44)%                 46%                0.95%
12/31/00                    82,288            1.11%                     (0.61)%                 49%                1.11%
12/31/99                    53,616            1.19%                     (0.75)%                 52%                1.19%

Class 2
06/30/04 (unaudited)         3,124            1.24%(9)                  (0.83)%(9)              23%                1.24%(9)
12/31/03                     2,710            1.25%                     (0.56)%                 67%                1.25%
12/31/02                     1,068            1.25%                     (0.56)%                 29%                1.25%
12/31/01(5)                    440            1.20%(9)                  (0.69)%(9)              46%                1.20%(9)


                     See Notes to Financial Statements.                      49




financial highlights

For a Fund share outstanding throughout each period.

                                                         Income from Investment Operations
                                                   ---------------------------------------------




                                                                    Net Realized
                                 Net Asset Value,                  and Unrealized     Total from
                                   Beginning of    Net Investment  Gain/(Loss) on     Investment
                                      Period           Income       Investments       Operations
                                 ----------------  --------------  --------------     ----------
INTERNATIONAL GROWTH FUND

Class 1
06/30/04 (unaudited)                  $11.38          $ 0.09(6)       $  0.05           $ 0.14
12/31/03                                8.51            0.09(6)          2.91             3.00
12/31/02                               10.21            0.04(6)         (1.63)           (1.59)
12/31/01                               13.65            0.04            (2.39)           (2.35)
12/31/00                               17.63            0.02(6)         (3.42)           (3.40)
12/31/99                               11.61            0.12             5.91             6.03

Class 2
06/30/04 (unaudited)                   11.34            0.07(6)          0.06             0.13
12/31/03                                8.49            0.06(6)          2.90             2.96
12/31/02                               10.21            0.02(6)         (1.63)           (1.61)
12/31/01(5)                             9.78            0.00(7)          0.43(8)          0.43

SHORT TERM INCOME FUND

Class 1
06/30/04 (unaudited)                  $ 2.63          $ 0.05(6)       $ (0.05)          $ 0.00(7)
12/31/03                                2.65            0.11(6)          0.04             0.15
12/31/02                                2.60            0.14(6)          0.02             0.16
12/31/01                                2.44            0.15(6)          0.05             0.20
12/31/00                                2.39            0.14             0.05             0.19
12/31/99                                2.44            0.12            (0.05)            0.07

Class 2
06/30/04 (unaudited)                    2.62            0.05(6)         (0.05)          $ 0.00(7)
12/31/03                                2.64            0.10(6)          0.04             0.14
12/31/02                                2.60            0.13(6)          0.02             0.15
12/31/01(5)                             2.60            0.02(6)         (0.02)(8)         0.00(7)

U.S. GOVERNMENT SECURITIES FUND

Class 1
06/30/04 (unaudited)                  $10.75          $ 0.22(6)       $ (0.17)          $ 0.05
12/31/03                               11.05            0.46(6)         (0.23)            0.23
12/31/02                               10.55            0.59(6)          0.33             0.92
12/31/01                                9.93            0.61(6)          0.16             0.77
12/31/00                                9.62            0.62(6)          0.29             0.91
12/31/99                               10.11            0.54            (0.49)            0.05

Class 2
06/30/04 (unaudited)                   10.70            0.21(6)         (0.17)            0.04
12/31/03                               11.02            0.44(6)         (0.23)            0.21
12/31/02                               10.55            0.56(6)          0.33             0.89
12/31/01(5)                            10.70            0.09(6)         (0.24)(8)        (0.15)



                                                       Less Distributions
                                       -----------------------------------------------




                                                           Distributions
                                        Dividends from         from
                                        Net Investment     Net Realized       Total       Net Asset Value,
                                            Income         Capital Gains  Distributions    End of Period
                                        --------------     -------------  -------------   ----------------
INTERNATIONAL GROWTH FUND

Class 1
06/30/04 (unaudited)                        $(0.14)           $    -         $(0.14)           $11.38
12/31/03                                     (0.13)                -          (0.13)            11.38
12/31/02                                     (0.11)                -          (0.11)             8.51
12/31/01                                     (0.09)            (1.00)         (1.09)            10.21
12/31/00                                     (0.43)            (0.15)         (0.58)            13.65
12/31/99                                     (0.01)                -          (0.01)            17.63

Class 2
06/30/04 (unaudited)                         (0.13)                -          (0.13)            11.34
12/31/03                                     (0.11)                -          (0.11)            11.34
12/31/02                                     (0.11)                -          (0.11)             8.49
12/31/01(5)                                      -                 -              -             10.21

SHORT TERM INCOME FUND

Class 1
06/30/04 (unaudited)                        $(0.10)           $    -         $(0.10)            $2.53
12/31/03                                     (0.17)                -          (0.17)             2.63
12/31/02                                     (0.11)                -          (0.11)             2.65
12/31/01                                     (0.04)                -          (0.04)             2.60
12/31/00                                     (0.14)                -          (0.14)             2.44
12/31/99                                     (0.12)                -          (0.12)             2.39

Class 2
06/30/04 (unaudited)                         (0.10)                -          (0.10)             2.52
12/31/03                                     (0.16)                -          (0.16)             2.62
12/31/02                                     (0.11)                -          (0.11)             2.64
12/31/01(5)                                      -                 -              -              2.60

U.S. GOVERNMENT SECURITIES FUND

Class 1
06/30/04 (unaudited)                        $(0.43)           $    -         $(0.43)           $10.37
12/31/03                                     (0.53)                -          (0.53)            10.75
12/31/02                                     (0.42)                -          (0.42)            11.05
12/31/01                                     (0.15)                -          (0.15)            10.55
12/31/00                                     (0.60)                -          (0.60)             9.93
12/31/99                                     (0.54)                -          (0.54)             9.62

Class 2
06/30/04 (unaudited)                         (0.40)                -          (0.40)            10.34
12/31/03                                     (0.53)                -          (0.53)            10.70
12/31/02                                     (0.42)                -          (0.42)            11.02
12/31/01(5)                                      -                 -              -             10.55



50                     See Notes to Financial Statements.













                                         Total Return(1)
                                         ---------------
INTERNATIONAL GROWTH FUND

Class 1
06/30/04 (unaudited)                          1.24%
12/31/03                                     35.51%
12/31/02                                    (15.71)%
12/31/01                                    (17.78)%
12/31/00                                    (19.84)%
12/31/99                                     51.96%

06/30/04 (unaudited)                          1.20%
12/31/03                                     35.10%
12/31/02                                    (15.91)%
12/31/01(5)                                   4.40%

SHORT TERM INCOME FUND

Class 1
06/30/04 (unaudited)                          0.09%
12/31/03                                      5.52%
12/31/02                                      6.26%
12/31/01                                      8.15%
12/31/00                                      8.23%
12/31/99                                      2.89%

Class 2
06/30/04 (unaudited)                          0.02%
12/31/03                                      5.46%
12/31/02                                      5.86%
12/31/01(5)                                   0.00%

U.S. GOVERNMENT SECURITIES FUND

Class 1
06/30/04 (unaudited)                          0.49%
12/31/03                                      2.14%
12/31/02                                      8.87%
12/31/01                                      7.79%
12/31/00                                      9.73%
12/31/99                                      0.51%

Class 2
06/30/04 (unaudited)                          0.39%
12/31/03                                      1.87%
12/31/02                                      8.57%
12/31/01(5)                                  (1.40)%



                                                         Ratios to Average Net Assets/Supplemental Data
                                -------------------------------------------------------------------------------------------------
                                                                                                            Ratio of Operating
                                                                                                            Expenses to Average
                                                                                                            Net Assets Without
                                                                                                           Fee Waivers, Expenses
                                                                                                           Reimbursed and/or Fees
                                 Net Assets,        Ratio of              Ratio of Net                      Reduced by Credits
                                End of Period  Operating Expenses      Investment Income       Portfolio       Allowed by the
                                  (in 000's)  to Average Net Assets  to Average Net Assets   Turnover Rate      Custodian(2)
                                ------------- ---------------------  ---------------------   ------------- ----------------------

INTERNATIONAL GROWTH FUND

Class 1
06/30/04 (unaudited)               $80,035            1.15%(9)                1.50%(9)            12%             1.15%(9)
12/31/03                            74,138            1.21%                   0.94%               22%             1.21%
12/31/02                            50,625            1.26%                   0.49%               30%             1.26%
12/31/01                            49,178            1.19%                   0.33%               34%             1.19%
12/31/00                            67,227            1.31%                   0.11%               40%             1.31%
12/31/99                            86,632            1.39%                   0.87%              161%             1.40%

Class 2
06/30/04 (unaudited)                   232            1.40%(9)                1.25%(9)            12%             1.40%(9)
12/31/03                               182            1.46%                   0.69%               22%             1.46%
12/31/02                                93            1.51%                   0.24%               30%             1.51%
12/31/01(5)                              0(13)        1.40%(9)                0.12%(9)            34%             1.40%(9)

SHORT TERM INCOME FUND

Class 1
06/30/04 (unaudited)               $47,555            0.61%(9)                3.76%(9)            10%             0.61%(9)
12/31/03                            46,628            0.63%                   4.31%               38%             0.63%
12/31/02                            41,592            0.62%                   5.42%               41%             0.62%
12/31/01                            50,343            0.60%                   5.77%               44%             0.60%
12/31/00                            43,479            0.80%                   5.66%               17%             0.81%
12/31/99                            53,144            0.80%                   5.26%               42%             0.81%

Class 2
06/30/04 (unaudited)                 7,873            0.86%(9)                3.51%(9)            10%             0.86%(9)
12/31/03                             6,157            0.88%                   4.06%               38%             0.88%
12/31/02                             1,188            0.87%                   5.17%               41%             0.87%
12/31/01(5)                             20            0.85%(9)                5.52%(9)            44%             0.85%(9)

U.S. GOVERNMENT SECURITIES FUND

Class 1
06/30/04 (unaudited)              $255,204            0.55%(9)                4.17%(9)            17%             0.55%(9)
12/31/03                           204,193            0.56%                   4.26%               46%             0.56%
12/31/02                           173,770            0.56%                   5.45%               41%             0.56%
12/31/01                           136,904            0.56%                   5.89%               31%             0.56%
12/31/00                           108,848            0.76%                   6.35%               10%             0.76%
12/31/99                            80,015            0.83%                   6.02%               15%             0.83%

Class 2
06/30/04 (unaudited)                13,797            0.80%(9)                3.92%(9)            17%             0.80%(9)
12/31/03                            16,323            0.81%                   4.01%               46%             0.81%
12/31/02                            12,264            0.81%                   5.20%               41%             0.81%
12/31/01(5)                            753            0.81%(9)                5.64%(9)            31%             0.81%(9)

                     See Notes to Financial Statements.                      51




financial highlights

For a Fund share outstanding throughout each period.

                                                       Income from Investment Operations
                                                 ---------------------------------------------




                                                                  Net Realized
                               Net Asset Value,                  and Unrealized     Total from   Dividends from
                                 Beginning of    Net Investment  Gain/(Loss) on     Investment   Net Investment   Net Asset Value,
                                    Period           Income       Investments       Operations       Income        End of Period
                               ----------------  --------------  --------------     ----------   --------------   ----------------

INCOME FUND

Class 1
06/30/04 (unaudited)                $11.18          $0.30(6)        $ (0.29)          $ 0.01         $(0.68)           $10.51
12/31/03                             10.79           0.63(6)           0.42             1.05          (0.66)            11.18
12/31/02                             10.31           0.69(6)           0.27             0.96          (0.48)            10.79
12/31/01                              9.70           0.67(6)           0.11             0.78          (0.17)            10.31
12/31/00                              9.35           0.65(6)           0.30             0.95          (0.60)             9.70
12/31/99                             10.24           0.67             (0.89)           (0.22)         (0.67)             9.35

Class 2
06/30/04 (unaudited)                 11.12           0.29(6)          (0.29)           (0.00)(7)      (0.66)            10.46
12/31/03                             10.77           0.60(6)           0.41             1.01          (0.66)            11.12
12/31/02                             10.31           0.65(6)           0.29             0.94          (0.48)            10.77
12/31/01(5)                          10.45           0.10(6)          (0.24)(8)        (0.14)             -             10.31

MONEY MARKET FUND

Class 1
06/30/04 (unaudited)                $ 1.00          $0.003          $     -           $0.003         $(0.003)          $ 1.00
12/31/03                              1.00           0.006                -            0.006          (0.006)            1.00
12/31/02                              1.00           0.014(6)             -            0.014          (0.014)            1.00
12/31/01                              1.00           0.036           (0.000)(14)       0.036          (0.036)            1.00
12/31/00                              1.00           0.056                -            0.056          (0.056)            1.00
12/31/99                              1.00           0.045           (0.000)(14)       0.045          (0.045)            1.00

Class 2
06/30/04 (unaudited)                  1.00           0.001                -            0.001          (0.001)            1.00
12/31/03                              1.00           0.004                -            0.004          (0.004)            1.00
12/31/02                              1.00           0.011(6)             -            0.011          (0.011)            1.00
12/31/01(5)                           1.00           0.002           (0.000)(14)       0.002          (0.002)            1.00

Notes to Financial Highlights

 (1) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 (2) Ratio of operating expenses to average net assets includes expenses paid indirectly.
 (3) The REIT Fund commenced operations on May 1, 2003.
 (4) The REIT Fund commenced selling Class 2 shares on August 5, 2003.
 (5) The Fund commenced selling Class 2 shares on November 6, 2001, with the exception of the Equity Income, Mid Cap Stock and
     Small Cap Stock Funds which commenced selling Class 2 shares on May 1, 2001.
 (6) Per share numbers have been calculated using the average shares method.
 (7) Amount represents less than $0.01 per share.
 (8) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
 (9) Annualized.
(10) The Mid Cap Stock Fund commenced operations on May 1, 2000.
(11) The Small Cap Value Fund commenced operations on May 3, 2004.
(12) Formerly the Small Cap Stock Fund.
(13) Amount represents less than $500.
(14) Amount represents less than $0.001 per share.

52                     See Notes to Financial Statements.






                                                            Ratios to Average Net Assets/Supplemental Data
                                     -----------------------------------------------------------------------------------------------
                                                                                                               Ratio of Operating
                                                                                                               Expenses to Average
                                                                                                               Net Assets Without
                                                                                                              Fee Waivers, Expenses
                                                                                                              Reimbursed and/or Fees
                                      Net Assets,        Ratio of           Ratio of Net                       Reduced by Credits
                                     End of Period  Operating Expenses   Investment Income to   Portfolio        Allowed by the
                       Total Return    (in 000's)  to Average Net Assets  Average Net Assets   Turnover Rate       Custodian(2)
                       ------------  ------------- --------------------- --------------------  -------------  ----------------------

INCOME FUND

Class 1
06/30/04 (unaudited)       0.13%       $175,745            0.55%(9)            5.47%(9)             6%                0.55%(9)
12/31/03                   9.78%        193,953            0.56%               5.74%               24%                0.56%
12/31/02                   9.61%        179,844            0.56%               6.64%               21%                0.56%
12/31/01                   8.08%        154,826            0.55%               6.69%               33%                0.55%
12/31/00                  10.45%        127,505            0.74%               6.81%                2%                0.75%
12/31/99                  (2.16)%        55,556            0.85%               6.84%               12%                0.85%

Class 2
06/30/04 (unaudited)      (0.04)%        22,410            0.80%(9)            5.22%(9)             6%                0.80%(9)
12/31/03                   9.47%         21,188            0.81%               5.49%               24%                0.81%
12/31/02                   9.40%          8,186            0.81%               6.39%               21%                0.81%
12/31/01(5)               (1.34)%           362            0.80%(9)            6.44%(9)            33%                0.80%(9)

MONEY MARKET FUND

Class 1
06/30/04 (unaudited)       0.27%       $ 16,326            0.64%(9)            0.53%(9)             -                 0.64%(9)
12/31/03                   0.65%         20,198            0.60%               0.67%                -                 0.60%
12/31/02                   1.39%         33,766            0.57%               1.32%                -                 0.57%
12/31/01                   3.68%         28,563            0.62%               3.41%                -                 0.62%
12/31/00                   5.79%         18,265            0.76%               5.57%                -                 0.78%
12/31/99                   4.56%         31,105            0.71%               4.47%                -                 0.78%

Class 2
06/30/04 (unaudited)       0.14%          3,450            0.89%(9)            0.28%(9)             -                 0.89%(9)
12/31/03                   0.40%          3,068            0.85%               0.42%                -                 0.85%
12/31/02                   1.13%          4,679            0.82%               1.07%                -                 0.82%
12/31/01(5)                0.22%            189            0.87%(9)            3.16%(9)             -                 0.87%(9)


                     See Notes to Financial Statements.                      53




notes to financial statements (unaudited)

WM VARIABLE TRUST

1. Organization and Business

WM Variable Trust (the "Trust") was organized as a Massachusetts business trust on January 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of 13 funds ("Funds") and 5 portfolios ("Portfolios"). The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth (formerly, Small Cap Stock), International Growth, Short Term Income, U.S. Government Securities, Income and Money Market Funds are included in this report. The Small Cap Value Fund commenced operations on May 3, 2004.

WM Advisors, Inc. (the "Advisor" or "WM Advisors") serves as investment advisor to the Trust. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Fund may offer two classes of shares:
Class 1 shares and Class 2 shares. These shares are issued and redeemed only in connection with investments in, and payments under, variable annuity and variable life insurance contracts (collectively "Variable Insurance Contracts"), as well as certain qualified retirement plans. The Small Cap Value Fund is not currently offering Class 2 shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which are consistently followed by the Funds in the preparation of their financial statements.

Portfolio valuation:

Securities that are primarily traded on a U.S. exchange (excluding securities traded through the Nasdaq National Market System, which are valued at the Nasdaq official closing price) are valued at the last sale price on that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trusts. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Trustees.

The investments of the Money Market Fund are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the Board of Trustees.


54



notes to financial statements (unaudited) (continued)

WM VARIABLE TRUST

Repurchase agreements:

Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

Futures contracts:

Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/ (depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Purchased option contracts:

Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

Foreign currency:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

Forward foreign currency contracts:

Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are

                                                                          55



notes to financial statements (unaudited) (continued)

WM VARIABLE TRUST

valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the "Statements of Assets and Liabilities". Realized and unrealized gains and losses are included in the "Statements of Operations". Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the "Statements of Assets and Liabilities".

Illiquid investments:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; and (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be subject to a Fund's limitation on investment in illiquid securities.

Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Paydown gains and losses on mortgage-backed and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

Dividends and distributions to shareholders:

Dividends from net investment income and distributions of any net capital gains earned by a Fund are declared and paid annually, with the exception of the Money Market Fund from which dividends from net investment income are declared daily and paid monthly.

Distributions from income and capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, redesignated distributions and differing characterization of distributions made by each Fund.

Federal income taxes:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

It is each Fund's policy to meet the diversification requirements of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes.

56




notes to financial statements (unaudited) (continued)

WM VARIABLE TRUST

Expenses:

General expenses of the Trust are allocated to all the Funds and Portfolios of the Trust based upon the relative average net assets of each Fund and Portfolio. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

Use of estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Investment Advisory and Other Transactions

WM Advisors serves as investment advisor to the Trust. The Advisor is entitled to a monthly fee at an annual rate based upon a percentage of the average daily net assets of each Fund at the following rates:

                    From $0  From $25  From $50  From $100  From $125  From $200  From $250  From $400  From $500      From $2
                    to $25   to $50    to $100   to $125    to $200    to $250    to $400    to $500    million to       to
Name of Fund        million  million   million   million    million    million    million    million    $2 billion   $3 billion
------------        -----------------------------------------------------------------------------------------------------------
REIT Fund           0.800%   0.800%    0.800%    0.800%     0.800%     0.800%     0.800%     0.800%       0.750%       0.700%
Equity Income
  Fund              0.625%   0.625%    0.625%    0.625%     0.625%     0.625%     0.625%     0.625%       0.500%       0.500%
Growth & Income
  Fund              0.800%   0.800%    0.800%    0.750%     0.750%     0.700%     0.700%     0.650%       0.575%       0.575%
West Coast Equity
  Fund              0.625%   0.625%    0.625%    0.625%     0.625%     0.625%     0.625%     0.625%       0.500%       0.500%
Mid Cap Stock
  Fund              0.750%   0.750%    0.750%    0.750%     0.750%     0.750%     0.750%     0.750%       0.750%       0.750%
Growth Fund         0.950%   0.875%    0.875%    0.875%     0.875%     0.875%     0.825%     0.825%       0.750%       0.700%
Small Cap Value
  Fund              0.850%   0.850%    0.850%    0.850%     0.850%     0.850%     0.850%     0.850%       0.850%       0.850%
Small Cap Growth
  Fund              0.900%   0.850%    0.850%    0.850%     0.850%     0.850%     0.850%     0.850%       0.750%       0.750%
International
  Growth Fund       0.950%   0.950%    0.850%    0.850%     0.750%     0.750%     0.750%     0.750%       0.750%       0.750%
Short Term
  Income Fund       0.500%   0.500%    0.500%    0.500%     0.500%     0.450%     0.450%     0.450%       0.400%       0.400%
U.S. Government
  Securities Fund   0.500%   0.500%    0.500%    0.500%     0.500%     0.500%     0.500%     0.500%       0.500%       0.500%
Income Fund         0.500%   0.500%    0.500%    0.500%     0.500%     0.500%     0.500%     0.500%       0.500%       0.500%
Money Market
  Fund              0.450%   0.450%    0.450%    0.450%     0.450%     0.450%     0.450%     0.450%       0.450%       0.450%


                              Over
Name of Fund               $3 billion
------------               ----------
REIT Fund                    0.650%
Equity Income
  Fund                       0.500%
Growth & Income
  Fund                       0.575%
West Coast Equity
  Fund                       0.500%
Mid Cap Stock
  Fund                       0.700%
Growth Fund                  0.650%
Small Cap Value
  Fund                       0.850%
Small Cap Growth
  Fund                       0.750%
International
  Growth Fund                0.700%
Short Term
  Income Fund                0.400%
U.S. Government
  Securities Fund            0.450%
Income Fund                  0.450%
Money Market
  Fund                       0.450%

Custodian fees for certain Funds have been reduced by credits allowed by the Funds' custodian for uninvested cash balances. The Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2004 are shown separately in the "Statements of Operations".

4. Trustees' Fees

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by WM Advisors, pay each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 42 funds within the WM Group of Funds.


                                                                          57



notes to financial statements (unaudited) (continued)

WM VARIABLE TRUST

5. Distribution Plans

Each of the Funds has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class 2 shares of the Funds (a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and a wholly-owned subsidiary of Washington Mutual, may receive a fee at an annual rate of 0.25% of the average daily net assets attributable to Class 2 shares. This fee may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The Rule 12b-1 Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the distribution plan or any agreements related to the plan.

6. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2004, are as follows:

                                          Purchases          Sales
Name of Fund                               (000s)            (000s)
------------                              ---------         --------

REIT Fund                                 $  3,758          $  1,946
Equity Income Fund                          27,219            15,923
Growth & Income Fund                        15,870             5,187
West Coast Equity Fund                      13,015            11,769
Mid Cap Stock Fund                          22,744            14,684
Growth Fund                                103,618            68,509
Small Cap Value Fund*                       32,745             2,257
Small Cap Growth Fund                       13,879            33,881
International Growth Fund                   15,398             9,327
Short Term Income Fund                       4,201             2,752
U.S. Government Securities Fund             17,132               606
Income Fund                                  7,895             1,162

*The Small Cap Value Fund commenced operations on May 3, 2004.

The aggregate cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the six months ended June 30, 2004, are as follows:

                                          Purchases          Sales
Name of Fund                               (000s)            (000s)
------------                              ---------         --------

Short Term Income Fund                    $  1,685          $  2,108
U.S. Government Securities Fund             64,163            37,734
Income Fund                                  5,169            15,977

7. Lending of Securities

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security loan is collateralized with assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At June 30, 2004, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian.


58



notes to financial statements (unaudited) (continued)

WM VARIABLE TRUST

8. Transactions with Affiliates

At June 30, 2004, the WM Variable Trust Portfolios hold investments in a number of the Funds. The figures presented below represent the percentage of shares outstanding of each Fund owned by the Portfolios:

                                                              Portfolios
                                 ------------------------------------------------------------------
                                 Flexible    Conservative                Conservative     Strategic
                                  Income       Balanced      Balanced       Growth         Growth
Name of Fund                     Portfolio    Portfolio      Portfolio     Portfolio      Portfolio
------------                     ---------    ---------      ---------     ---------      ---------
REIT Fund                           4.8%         2.7%          43.2%         34.8%          13.6%
Equity Income Fund                  3.8%         1.8%          31.1%         23.2%           9.3%
Growth & Income Fund                5.4%         1.8%          31.0%         26.5%          12.6%
West Coast Equity Fund              1.8%         1.4%          26.0%         22.1%          11.2%
Mid Cap Stock Fund                  5.8%         2.0%          33.9%         27.6%          15.4%
Growth Fund                         4.7%         1.9%          32.8%         26.7%          11.6%
Small Cap Value Fund                5.7%         2.2%          40.7%         35.2%          16.2%
Small Cap Growth Fund               3.7%         1.4%          26.9%         23.2%          10.5%
International Growth Fund             -          2.5%          38.5%         32.5%          15.7%
Short Term Income Fund             42.5%         5.5%          12.5%            -              -
U.S. Government Securities Fund    24.1%         5.4%          37.8%         11.7%             -
Income Fund                        24.9%         5.2%          34.8%          7.2%             -

9. Unrealized Appreciation/(Depreciation)

At June 30, 2004, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:

                                                                           (In thousands)
                                            -------------------------------------------------------------------------
                                                       Equity   Growth &   West Coast    Mid Cap            Small Cap
                                              REIT     Income    Income      Equity      Stock     Growth     Value
                                              Fund      Fund      Fund        Fund        Fund      Fund      Fund
                                            -------   --------  --------   ----------   --------  --------  ---------
Tax basis unrealized appreciation           $ 9,293   $ 37,003  $ 62,647   $ 29,808     $ 25,375  $ 27,693   $ 1,686
Tax basis unrealized depreciation              (301)    (3,319)   (7,595)    (6,200)        (834)   (4,436)     (925)
                                            -------   --------  --------   --------     --------  --------   -------
Net tax unrealized appreciation             $ 8,992   $ 33,684  $ 55,052   $ 23,608     $ 24,541  $ 23,257   $   761
                                            =======   ========  ========   ========     ========  ========   =======


                                                                                           U.S.
                                            Small Cap   International    Short Term     Government                Money
                                             Growth         Growth         Income       Securities     Income     Market
                                              Fund           Fund           Fund           Fund         Fund       Fund
                                            ---------   -------------    ----------     ----------    --------    ------
Tax basis unrealized appreciation           $ 14,185      $ 14,163        $ 1,304         $ 3,048     $ 12,452    $    -
Tax basis unrealized depreciation             (7,054)       (2,659)          (517)         (3,440)      (4,112)        -
                                            --------      --------        -------         -------     --------    ------
Net tax unrealized appreciation/
  (depreciation)                            $  7,131      $ 11,504        $   787         $  (392)    $  8,340    $    -
                                            ========      ========        =======         =======     ========    ======


10. Industry and Geographic Concentration and Other Risk Factors

While no individual fund is intended as a complete investment program, this is especially true for funds that concentrate their investments such as those investing in particular industries or regions.

The REIT Fund concentrates its investments in real estate investment trust ("REIT") securities or debt securities of issuers that are principally engaged in the U.S. real estate or related industries. The REIT Fund could be adversely impacted by economic trends within this industry.


                                                                          59



notes to financial statements (unaudited) (continued)

WM VARIABLE TRUST

The West Coast Equity Fund concentrates its investments in companies located or doing business in Alaska, California, Idaho, Montana, Oregon and Washington. The West Coast Equity Fund could be adversely impacted by economic trends within this region.

Certain Funds may invest a portion of their assets in foreign securities of developing or emerging markets countries; enter into forward foreign currency transactions; lend their portfolio securities; enter into a stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. The risks involved in investing in foreign securities include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

From time to time, one or more of the Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Funds, since the Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the Funds of transactions by the Portfolios.

11. Proxy Voting Information

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities held by the Fund are included in the Trust's Statement of Additional Information which is available, without charge and upon request, by calling 1-800-222-5852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available at http://www.groupoffunds.com. This information is also available at http://www.sec.gov.





60



Before investing, you should carefully consider a fund's investment objectives, risks, charges, and expenses. Contact your Investment
Representative or call 800-222-5852 to obtain a prospectus containing this and other information. Read the prospectus carefully before investing.

This Semi-Annual Report is published for the general information of the shareholders of the WM Variable Trust. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. Share prices and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Shares of the WM Variable Trust are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, National Credit Union Association (NCUA), National Credit Union Share Insurance Fund (NCUSIF), or any other federal government agency. The purchase of WM Variable Trust shares is not required for and is not a term of the provision of any banking service or activity. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

----------------------------------------------------------------------------



[wm Variable Trust logo]                                   P R S R T  S T D
                                                             U.S. POSTAGE
                                                                 PAID
                                                             HAZELWOOD, MO
                                                           P E R MI T  # 1 4
WM Funds Distributor, Inc.
12009 Foundation Place, Suite 350
Gold River, CA 95670


                                                             VTSAR (8/27/04)

[wm Variable Trust logo]


        W M  V A R I A B L E  T R U S T

* Strategic Asset Management Portfolios


       Common sense. Uncommon solutions.


[Picture]



                  Semi-Annual Report
                  June 30, 2004





WM Strategic Asset Management Portfolios

                  Flexible Income Portfolio

                  Conservative Balanced Portfolio

                  Balanced Portfolio

                  Conservative Growth Portfolio

                  Strategic Growth Portfolio



                  Table of Contents

                  Message from the President               1

                  Portfolios of Investments                2

                  Statements of Assets and Liabilities     5

                  Statements of Operations                 6

                  Statements of Changes in Net Assets      7

                  Statements of Changes in Net
                  Assets - Capital Stock Activity          9

                  Financial Highlights                    10

                  Notes to Financial Statements           14







----------------------------------------------------------
Not FDIC or NCUA/NCUSIF Insured
----------------------------------------------------------
May Lose Value * Not a Deposit* No Bank or Credit Union
Guarantee * Not Insured by any federal government agency
----------------------------------------------------------




[Picture] Dear Investor:

Since our last shareholder report, the U.S. economy has regained its economic foothold. Corporate profits have improved in an ongoing environment of low inflation and slowly rising interest rates. Corporations are showing renewed confidence, which is evident in increased capital spending and hiring, accompanied by higher worker productivity. The creation of more jobs in the service and manufacturing sectors is a welcome sign that can have a growing positive impact on the economy. We are also seeing the development of more favorable factors outside the U.S. that can drive stronger economic growth.

These developments were reflected in the performance of the stock market, which gained 3% for the six-month period ended June 30, 2004.(1) Among the best-performing equity sectors were energy (+13%), industrials (+7%), consumer staples (+6%), and telecommunication services (+4%).(2) Fixed-income instruments gave back gains earned in the first quarter and finished the period in negative territory. In this rising interest rate environment, shorter maturity corporate bonds generally performed better than those with longer maturities, while lower-rated issues in financial institutions, consumer cyclicals, and energy were the better-performing fixed-income sectors. During the first half of the year, 10-year Treasuries returned -0.4%,(3) which included second quarter performance that ranked as the worst quarterly decline since the first quarter of 1994.(4) Yields, which move inversely to prices, rose slightly.

Asset Allocation Shows Its Benefits
What makes the investment business so challenging is that we continually see new positive trends that are invariably accompanied by negative news. This combination of events can rapidly alter our well-researched projections. As a result, we continue to embrace asset allocation, which studies have estimated accounts for over 90% of an investment's return.(5) In our judgment, this is the most appropriate and time-tested investment philosophy. Our approach to investing is reflected in such variables as portfolio allocations, bond maturities, corporate sector and asset class exposures, equity styles, and capitalizations.

As evidence of how important asset allocation is to our investment approach, we launched the WM VT Small Cap Value Fund, which invests in smaller-sized, undervalued firms, on May 3 of this year. With this new fund, we can now invest in up to 13 separate asset classes within our Strategic Asset Management (SAM) Portfolios. It also provides us with greater investment opportunities and strengthens our ability to spread assets across more well-researched and widely traded investment styles.

Celebrating 65 Years of Shared Values
This year marks the 65th anniversary of our WM Equity Income Fund, which traces its origins back to 1939 when it was launched as the Composite Bond Fund, one of the first 50 mutual funds in the United States. Much has changed since then. Today there are over 8,000 U.S. mutual funds,(6) but few can claim a similar heritage and institutional dedication to shareholder interests.

I am honored to be only the fourth president of WM Advisors during its 65-year history. My mentor, Lee Sahlin, upheld the corporate culture developed under his predecessor, George Yancey, who worked alongside the founder of the Composite Research & Management Company, R. M. "Pete" Williams. My predecessors had long tenures because they took the values of long-term investing, consistency of purpose, trust, and integrity very seriously. I am proud that these values are still at work today at our staff, management, and board levels.

The WM Group of Funds Board of Trustees is comprised of 11 experienced individuals, eight of whom are independent of fund management. The remaining three trustees (myself included) are termed "interested persons" of fund management or Washington Mutual, Inc. Acting together, the board members represent shareholder interests by striving to ensure that the funds' managers, distributor, transfer agent, and other service providers meet their fiduciary responsibilities.

A Time-Tested Investment Approach
As the mutual fund industry approaches its 80th anniversary, we note that over a history with nearly the same longevity, WM Advisors has built a venerable record of successful investment management. Our investment philosophy has been tested over decades that have included some extraordinary historic and economic events. We have persevered while also achieving some exceptional results and recognition for our achievements from national publications, such as Barron's.

I believe the key to this success can be distilled from our investment process, consistent approach, and teamwork. Our overall approach is aligned with the goals of our shareholders, so we operate with a common purpose. This process has worked exceptionally well for the past 65 years, and we are confident it can produce mutual benefits in the years ahead.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President

(1) As measured by the S&P 500 Index. Indices are unmanaged, and individuals cannot invest directly in an index.
(2) Source: Ibbotson Associates.
(3) Source: Lehman Brothers.
(4) Source: Aaron Lucchetti, "Bond Rally Ends as Economy, Job Market Spur
    Fed to Move," Wall Street Journal, 1 July 2004.
(5) Source: G.P. Brinson, L.R. Hood, and G.L. Beebower, "Determinants of Portfolio Performance," Financial Analysts Journal (January/February 1995).
(6) Source: Investment Company Institute.


                                                                           1



portfolios of investments

FLEXIBLE INCOME PORTFOLIO
June 30, 2004 (unaudited)

                                                                 Value
     Shares                                                      (000s)
     ------                                                      ------


INVESTMENT COMPANY SECURITIES -- 99.6%
     479,320   WM VT Equity Income Fund                       $    6,979
     796,513   WM VT Growth & Income Fund                         13,907
     880,169   WM VT Growth Fund                                  10,896
   1,770,935   WM High Yield Fund                                 14,079
   4,690,719   WM VT Income Fund                                  49,299
     389,001   WM VT Mid Cap Stock Fund                            6,041
     151,807   WM VT REIT Fund                                     2,065
   9,314,032   WM VT Short Term Income Fund                       23,565
     208,882   WM VT Small Cap Growth Fund                         1,972
     196,129   WM VT Small Cap Value Fund                          2,012
   6,242,209   WM VT U.S. Government Securities Fund              64,732
     111,961   WM VT West Coast Equity Fund                        2,106
                                                              ----------
               Total Investment Company Securities
                 (Cost $187,504)                                 197,653
                                                              ----------
TOTAL INVESTMENTS (Cost $187,504*)             99.6%             197,653
OTHER ASSETS AND LIABILITIES (Net)              0.4                  863
                                              -----           ----------
NET ASSETS                                    100.0%          $  198,516
                                              =====           ==========



==================
* Aggregate cost for federal tax purposes.


CONSERVATIVE BALANCED PORTFOLIO
June 30, 2004 (unaudited)

                                                                Value
      Shares                                                    (000s)
      ------                                                    ------


INVESTMENT COMPANY SECURITIES -- 98.7%
     233,766   WM VT Equity Income Fund                       $    3,404
     267,082   WM VT Growth & Income Fund                          4,663
     358,038   WM VT Growth Fund                                   4,433
     399,791   WM High Yield Fund                                  3,178
     983,671   WM VT Income Fund                                  10,338
     178,630   WM VT International Growth Fund                     2,033
     134,485   WM VT Mid Cap Stock Fund                            2,089
      84,286   WM VT REIT Fund                                     1,146
   1,215,578   WM VT Short Term Income Fund                        3,076
      78,511   WM VT Small Cap Growth Fund                           741
      75,368   WM VT Small Cap Value Fund                            773
   1,389,876   WM VT U.S. Government Securities Fund              14,413
      86,829   WM VT West Coast Equity Fund                        1,633
                                                              ----------
               Total Investment Company Securities
                 (Cost $49,049)                                   51,920
                                                              ----------
   Principal
     Amount
     (000s)
   ---------

REPURCHASE AGREEMENT -- 0.9%
  (Cost $472)

$        472   Agreement with Morgan Stanley,
                 1.290% dated 06/30/2004, to be
                 repurchased at $472,000 on
                 07/01/2004 (Collateralized by U.S.
                 Treasury Notes, having various
                 interest rates and maturities,
                 market value $480,000)                              472
                                                              ----------
TOTAL INVESTMENTS (Cost $49,521*)                    99.6%        52,392
OTHER ASSETS AND LIABILITIES (Net)                    0.4            188
                                                    -----     ----------
NET ASSETS                                          100.0%    $   52,580
                                                    =====     ==========



==================
* Aggregate cost for federal tax purposes.



                     See Notes to Financial Statements.
2



portfolios of investments

BALANCED PORTFOLIO
June 30, 2004 (unaudited)

                                                                 Value
     Shares                                                      (000s)
     ------                                                      ------


INVESTMENT COMPANY SECURITIES -- 98.0%
   3,926,987   WM VT Equity Income Fund                       $   57,177
   4,621,015   WM VT Growth & Income Fund                         80,683
   6,180,563   WM VT Growth Fund                                  76,515
   3,542,593   WM High Yield Fund                                 28,164
   6,558,548   WM VT Income Fund                                  68,930
   2,712,101   WM VT International Growth Fund                    30,864
   2,268,205   WM VT Mid Cap Stock Fund                           35,225
   1,359,111   WM VT REIT Fund                                    18,484
   2,752,526   WM VT Short Term Income Fund                        6,964
   1,515,238   WM VT Small Cap Growth Fund                        14,304
   1,408,686   WM VT Small Cap Value Fund                         14,453
   9,803,088   WM VT U.S. Government Securities Fund             101,658
   1,600,431   WM VT West Coast Equity Fund                       30,104
                                                              ----------
               Total Investment Company Securities
                 (Cost $512,414)                                 563,525
                                                              ----------
   Principal
    Amount
    (000s)
   ---------

REPURCHASE AGREEMENT -- 2.0%
  (Cost $11,315)

$     11,315   Agreement with Morgan Stanley,
                 1.290% dated 06/30/2004, to be
                 repurchased at $11,315,000 on
                 07/01/2004 (Collateralized by U.S.
                 Treasury Notes, having various
                 interest rates and maturities,
                 market value $11,497,000)                        11,315
                                                              ----------
TOTAL INVESTMENTS (Cost $523,729*)                  100.0%       574,840
OTHER ASSETS AND LIABILITIES (Net)                    0.0             66
                                                    -----     ----------
NET ASSETS                                          100.0%    $  574,906
                                                    =====     ==========


==================
* Aggregate cost for federal tax purposes.



CONSERVATIVE GROWTH PORTFOLIO
June 30, 2004 (unaudited)

                                                                 Value
    Shares                                                       (000s)
    ------                                                       ------


INVESTMENT COMPANY SECURITIES -- 99.8%
   2,937,298   WM VT Equity Income Fund                       $   42,767
   3,937,931   WM VT Growth & Income Fund                         68,756
   5,022,548   WM VT Growth Fund                                  62,179
   1,796,004   WM High Yield Fund                                 14,278
   1,350,051   WM VT Income Fund                                  14,189
   2,293,211   WM VT International Growth Fund                    26,097
   1,844,270   WM VT Mid Cap Stock Fund                           28,641
   1,095,783   WM VT REIT Fund                                    14,903
   1,309,749   WM VT Small Cap Growth Fund                        12,364
   1,217,739   WM VT Small Cap Value Fund                         12,494
   3,026,389   WM VT U.S. Government Securities Fund              31,384
   1,362,500   WM VT West Coast Equity Fund                       25,629
                                                              ----------
               Total Investment Company Securities
                 (Cost $342,595)                                 353,681
                                                              ----------

   Principal
    Amount
    (000s)
   ---------

REPURCHASE AGREEMENT -- 0.1%
  (Cost $514)

$        514   Agreement with Morgan Stanley,
                 1.290% dated 06/30/2004, to be
                 repurchased at $514,000 on
                 07/01/2004 (Collateralized by U.S.
                 Treasury Notes, having various
                 interest rates and maturities,
                 market value $522,000)                              514
                                                              ----------
TOTAL INVESTMENTS (Cost $343,109*)                   99.9%       354,195
OTHER ASSETS AND LIABILITIES (Net)                    0.1            229
                                                    -----     ----------
NET ASSETS                                          100.0%    $  354,424
                                                    =====     ==========


==================
* Aggregate cost for federal tax purposes.



                     See Notes to Financial Statements.
                                                                           3



portfolio of investments

STRATEGIC GROWTH PORTFOLIO
June 30, 2004 (unaudited)

                                                                 Value
      Shares                                                     (000s)
      ------                                                     ------


INVESTMENT COMPANY SECURITIES -- 99.3%
   1,179,068   WM VT Equity Income Fund                       $   17,167
   1,872,574   WM VT Growth & Income Fund                         32,695
   2,192,134   WM VT Growth Fund                                  27,139
     888,208   WM High Yield Fund                                  7,061
   1,109,174   WM VT International Growth Fund                    12,622
   1,028,317   WM VT Mid Cap Stock Fund                           15,970
     427,194   WM VT REIT Fund                                     5,810
     591,447   WM VT Small Cap Growth Fund                         5,583
     560,098   WM VT Small Cap Value Fund                          5,747
     690,121   WM VT West Coast Equity Fund                       12,981
                                                              ----------
               Total Investment Company Securities
                 (Cost $136,169)                                 142,775
                                                              ----------

   Principal
    Amount
    (000s)
   ---------

REPURCHASE AGREEMENT -- 0.4%
  (Cost $575)

$        575   Agreement with Morgan Stanley,
                 1.290% dated 06/30/2004, to be
                 repurchased at $575,000 on
                 07/01/2004 (Collateralized by U.S.
                 Treasury Notes, having various
                 interest rates and maturities,
                 market value $584,000)                              575
                                                              ----------
TOTAL INVESTMENTS (Cost $136,744*)                   99.7%       143,350
OTHER ASSETS AND LIABILITIES (Net)                    0.3            443
                                                    -----     ----------
NET ASSETS                                          100.0%    $  143,793
                                                    =====     ==========



==================
* Aggregate cost for federal tax purposes.




                     See Notes to Financial Statements.
4



statements of assets and liabilities

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

June 30, 2004 (unaudited)

(In thousands)

                                                          Flexible     Conservative                  Conservative    Strategic
                                                           Income        Balanced      Balanced         Growth        Growth
                                                         Portfolio      Portfolio      Portfolio       Portfolio     Portfolio
                                                         ---------      ---------      ---------       ---------     ---------
ASSETS:
Investments, at value (a)                                 $197,653       $ 52,392       $574,840       $354,195       $143,350
Cash                                                            99              1             --*           101             --*
Receivable for Portfolio shares sold                           871            220            731            589            572
Prepaid expenses and other assets                                2             --*             7              4              2
                                                          --------       --------       --------       --------       --------
   Total Assets                                            198,625         52,613        575,578        354,889        143,924
                                                          --------       --------       --------       --------       --------
LIABILITIES:
Payable for Portfolio shares redeemed                           10              1            100            194             60
Payable for investment securities purchased                     --             --            315            101             --
Investment advisory fee payable                                 16              4             46             29             11
Administration fee payable                                      24              6             70             43             17
Distribution fees payable                                       10              3             25             11              5
Accrued legal and audit fees                                    15             14             17             16             14
Accrued printing and postage expenses                           33              4             97             70             23
Accrued expenses and other payables                              1              1              2              1              1
                                                          --------       --------       --------       --------       --------
   Total Liabilities                                           109             33            672            465            131
                                                          --------       --------       --------       --------       --------
NET ASSETS                                                $198,516       $ 52,580       $574,906       $354,424       $143,793
                                                          ========       ========       ========       ========       ========
(a) Investments, at cost                                  $187,504       $ 49,521       $523,729       $343,109       $136,744
                                                          ========       ========       ========       ========       ========

NET ASSETS consist of:
Undistributed net investment income                       $  6,956       $  1,490       $ 11,533       $  4,577       $  1,020
Accumulated net realized loss on
   investment transactions                                    (543)          (738)       (30,414)       (30,092)       (14,032)
Net unrealized appreciation
   of investments                                           10,149          2,871         51,111         11,086          6,606
Paid-in capital                                            181,954         48,957        542,676        368,853        150,199
                                                          --------       --------       --------       --------       --------
   Total Net Assets                                       $198,516       $ 52,580       $574,906       $354,424       $143,793
                                                          ========       ========       ========       ========       ========

NET ASSETS:
Class 1 Shares                                            $145,687       $ 36,799       $444,464       $294,374       $119,960
                                                          ========       ========       ========       ========       ========
Class 2 Shares                                            $ 52,829       $ 15,781       $130,442       $ 60,050       $ 23,833
                                                          ========       ========       ========       ========       ========

SHARES OUTSTANDING:

Class 1 Shares                                              10,847          3,300         29,567         18,782          7,032
                                                          ========       ========       ========       ========       ========
Class 2 Shares                                               3,952          1,422          8,714          3,848          1,401
                                                          ========       ========       ========       ========       ========
CLASS 1 SHARES:**
Net asset value, offering and redemption price per
   share of beneficial interest outstanding               $  13.43       $  11.15       $  15.03       $  15.67       $  17.06
                                                          ========       ========       ========       ========       ========
CLASS 2 SHARES:**
Net asset value, offering and redemption price per
   share of beneficial interest outstanding               $  13.37       $  11.10       $  14.97       $  15.60       $  17.01
                                                          ========       ========       ========       ========       ========

==================
*  Amount represents less than $500.
** Net asset value is not shown in thousands.


                                              See Notes to Financial Statements.

                                                                           5



statements of operations

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

For the Six Months Ended June 30, 2004 (unaudited)

(In thousands)

                                                          Flexible      Conservative                Conservative     Strategic
                                                           Income         Balanced      Balanced       Growth         Growth
                                                         Portfolio       Portfolio      Portfolio     Portfolio      Portfolio
                                                         ---------       ---------      ---------     ---------      ---------
INVESTMENT INCOME:
Dividends from investment company securities              $  7,293         $1,583        $12,394       $ 5,128         $1,235
Interest                                                         3              2             70            10              6
                                                          --------         ------        -------       -------         ------
   Total investment income                                   7,296          1,585         12,464         5,138          1,241
                                                          --------         ------        -------       -------         ------
EXPENSES:
Investment advisory fee                                         95             23            272           170             66
Administration fee                                             142             35            408           255            100
Class 2 Shares distribution fees                                55             15            137            62             24
Custodian fees                                                   1              1              1             1              1
Legal and audit fees                                            14             13             21            17             13
Printing and postage expenses                                   16              2             46            30             11
Other                                                            6              3             17            12              5
                                                          --------         ------        -------       -------         ------
   Total expenses                                              329             92            902           547            220
Fees reduced by custodian credits                               --*            --*            --*           --*            --*
                                                          --------         ------        -------       -------         ------
   Net expenses                                                329             92            902           547            220
                                                          --------         ------        -------       -------         ------
NET INVESTMENT INCOME                                        6,967          1,493         11,562         4,591          1,021
                                                          --------         ------        -------       -------         ------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investment transactions          1,112            101         (1,817)       (3,693)        (3,316)
Capital gain distributions received                            113             41            692           564            294
Net change in unrealized appreciation/depreciation
   of investments                                           (5,743)          (756)         4,831        10,743          7,446
                                                          --------         ------        -------       -------         ------
Net realized and unrealized gain/(loss)
   on investments                                           (4,518)          (614)         3,706         7,614          4,424
                                                          --------         ------        -------       -------         ------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                              $  2,449         $  879        $15,268       $12,205         $5,445
                                                          ========         ======        =======       =======         ======

==================
* Amount represents less than $500.


                                              See Notes to Financial Statements.

6



statements of changes in net assets

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

For the Six Months Ended June 30, 2004 (unaudited)

(In thousands)

                                                          Flexible      Conservative                Conservative     Strategic
                                                           Income         Balanced      Balanced       Growth         Growth
                                                         Portfolio       Portfolio      Portfolio     Portfolio      Portfolio
                                                         ---------       ---------      ---------     ---------      ---------
Net investment income                                     $  6,967       $  1,493       $ 11,562       $  4,591       $  1,021
Net realized gain/(loss) on investment transactions          1,112            101         (1,817)        (3,693)        (3,316)
Capital gain distributions received                            113             41            692            564            294
Net change in unrealized appreciation/depreciation
   of investments                                           (5,743)          (756)         4,831         10,743          7,446
                                                          --------       --------       --------       --------       --------
Net increase in net assets
   resulting from operations                                 2,449            879         15,268         12,205          5,445
Distributions to shareholders from
   net investment income:
     Class 1 Shares                                         (4,929)          (737)        (8,194)        (3,986)          (773)
     Class 2 Shares                                         (1,693)          (297)        (2,224)          (737)          (137)
Net increase in net assets from
   Portfolio share transactions:
     Class 1 Shares                                          5,321          5,271         21,029          3,683         10,990
     Class 2 Shares                                         19,584          6,736         38,123         18,518          8,425
                                                          --------       --------       --------       --------       --------
Net increase in net assets                                  20,732         11,852         64,002         29,683         23,950
NET ASSETS:
Beginning of period                                        177,784         40,728        510,904        324,741        119,843
                                                          --------       --------       --------       --------       --------
End of period                                             $198,516       $ 52,580       $574,906       $354,424       $143,793
                                                          ========       ========       ========       ========       ========
Undistributed net investment income
   at end of period                                       $  6,956       $  1,490       $ 11,533       $  4,577       $  1,020
                                                          ========       ========       ========       ========       ========



                                              See Notes to Financial Statements.

                                                                           7



statements of changes in net assets (continued)

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

For the Year Ended December 31, 2003

(In thousands)

                                                          Flexible      Conservative                 Conservative    Strategic
                                                           Income         Balanced      Balanced        Growth        Growth
                                                         Portfolio       Portfolio      Portfolio      Portfolio     Portfolio
                                                         ---------       ---------      ---------      ---------     ---------
Net investment income                                     $  6,603       $  1,027       $ 10,283       $  4,628      $    881
Net realized loss on investment transactions                (1,044)          (369)       (13,373)       (13,354)       (4,837)
Capital gain distributions received                             24              8            178            144            49
Net change in unrealized appreciation/depreciation
   of investments                                           13,783          4,168         90,583         77,616        30,938
                                                          --------       --------       --------       --------      --------
Net increase in net assets
   resulting from operations                                19,366          4,834         87,671         69,034        27,031
Distributions to shareholders from
   net investment income:
     Class 1 Shares                                         (3,460)          (518)        (8,745)        (5,270)       (1,233)
     Class 2 Shares                                           (438)           (92)        (1,167)          (480)          (70)
Net increase/(decrease) in net assets from
   Portfolio share transactions:
     Class 1 Shares                                          3,941          7,355         17,869         (2,482)        7,462
     Class 2 Shares                                         22,967          6,146         49,336         19,765        10,041
                                                          --------       --------       --------       --------      --------
Net increase in net assets                                  42,376         17,725        144,964         80,567        43,231
NET ASSETS:
Beginning of year                                          135,408         23,003        365,940        244,174        76,612
                                                          --------       --------       --------       --------      --------
End of year                                               $177,784       $ 40,728       $510,904       $324,741      $119,843
                                                          ========       ========       ========       ========      ========
Undistributed net investment income at end of year        $  6,611       $  1,031       $ 10,389       $  4,709      $    909
                                                          ========       ========       ========       ========      ========



                                              See Notes to Financial Statements.

8



statements of changes in net assets -- capital stock activity

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

(In thousands)

                                         Flexible Income Portfolio  Conservative Balanced Portfolio     Balanced Portfolio
                                         -------------------------  -------------------------------   -----------------------
                                         Six Months                    Six Months                     Six Months
                                            Ended                         Ended                          Ended
                                          06/30/04       Year Ended     06/30/04       Year Ended      06/30/04      Year Ended
                                         (unaudited)      12/31/03     (unaudited)      12/31/03      (unaudited)     12/31/03
                                         -----------     ----------    -----------     ----------     -----------    ----------
AMOUNT
   Class 1:
      Sold                                 $ 14,225       $ 28,141       $  8,103       $ 11,763       $ 36,804       $ 64,152
      Issued as reinvestment of dividends     4,929          3,460            737            518          8,194          8,745
      Redeemed                              (13,833)       (27,660)        (3,569)        (4,926)       (23,969)       (55,028)
                                           --------       --------       --------       --------       --------       --------
      Net increase                         $  5,321       $  3,941       $  5,271       $  7,355       $ 21,029       $ 17,869
                                           ========       ========       ========       ========       ========       ========
   Class 2:
      Sold                                 $ 18,354       $ 23,497       $  6,853       $  6,847       $ 37,973       $ 51,752
      Issued as reinvestment of dividends     1,693            438            297             92          2,224          1,167
      Redeemed                                 (463)          (968)          (414)          (793)        (2,074)        (3,583)
                                           --------       --------       --------       --------       --------       --------
      Net increase                         $ 19,584       $ 22,967       $  6,736       $  6,146       $ 38,123       $ 49,336
                                           ========       ========       ========       ========       ========       ========
SHARES
   Class 1:
      Sold                                    1,025          2,179            716          1,136          2,424          4,804
      Issued as reinvestment of dividends       370            264             67             50            551            648
      Redeemed                               (1,002)        (2,143)          (316)          (485)        (1,583)        (4,227)
                                           --------       --------       --------       --------       --------       --------
      Net increase                              393            300            467            701          1,392          1,225
                                           ========       ========       ========       ========       ========       ========
   Class 2:
      Sold                                    1,330          1,809            610            656          2,519          3,834
      Issued as reinvestment of dividends       128             33             27              9            150             87
      Redeemed                                  (34)           (75)           (37)           (74)          (138)          (268)
                                           --------       --------       --------       --------       --------       --------
      Net increase                            1,424          1,767            600            591          2,531          3,653
                                           ========       ========       ========       ========       ========       ========

                                                 Conservative
                                               Growth Portfolio       Strategic Growth Portfolio
                                           -----------------------    --------------------------
                                           Six Months                   Six Months
                                             Ended                         Ended
                                            06/30/04    Year Ended       06/30/04     Year Ended
                                          (unaudited)    12/31/03       (unaudited)    12/31/03
                                          -----------   ----------      -----------   ----------
AMOUNT
   Class 1:
      Sold                                 $ 18,405       $ 38,262       $ 18,148      $ 21,723
      Issued as reinvestment of dividends     3,987          5,270            773         1,233
      Redeemed                              (18,709)       (46,014)        (7,931)      (15,494)
                                           --------       --------       --------      --------
      Net increase/(decrease)              $  3,683       $ (2,482)      $ 10,990      $  7,462
                                           ========       ========       ========      ========
   Class 2:
      Sold                                 $ 18,629       $ 22,137       $  9,127      $ 10,877
      Issued as reinvestment of dividends       737            480            137            70
      Redeemed                                 (848)        (2,852)          (839)         (906)
                                           --------       --------       --------      --------
      Net increase                         $ 18,518       $ 19,765       $  8,425      $ 10,041
                                           ========       ========       ========      ========
SHARES
   Class 1:
      Sold                                    1,172          2,872          1,073         1,563
      Issued as reinvestment of dividends       257            390             46            87
      Redeemed                               (1,198)        (3,586)          (472)       (1,157)
                                           --------       --------       --------      --------
      Net increase/(decrease)                   231           (324)           647           493
                                           ========       ========       ========      ========
   Class 2:
      Sold                                    1,195          1,632            544           741
      Issued as reinvestment of dividends        48             36              8             5
      Redeemed                                  (55)          (212)           (50)          (60)
                                           --------       --------       --------      --------
      Net increase                            1,188          1,456            502           686
                                           ========       ========       ========      ========


                           See Notes to Financial Statements.

                                                                           9



financial highlights

For a Portfolio share outstanding throughout each period.

                                                                  Income from Investment Operations
                                                       -----------------------------------------------------------
                                                                                        Net Realized
                                                       Net Asset Value,                and Unrealized   Total from
                                                         Beginning of   Net Investment Gain/(Loss) on   Investment
                                                            Period          Income      Investments     Operations
                                                       ---------------- -------------- --------------   ----------
FLEXIBLE INCOME PORTFOLIO

Class 1
06/30/04 (unaudited)                                        $13.71         $0.51 (6)       $(0.32)        $ 0.19
12/31/03                                                     12.41          0.56 (6)         1.08           1.64
12/31/02                                                     12.23          0.41 (6)        (0.15)          0.26
12/31/01                                                     11.90          0.17 (6)         0.40           0.57
12/31/00                                                     11.86          0.58 (6)         0.10           0.68
12/31/99                                                     11.38          0.58 (6)         0.41           0.99

Class 2
06/30/04 (unaudited)                                         13.65          0.49 (6)        (0.31)          0.18
12/31/03                                                     12.38          0.53 (6)         1.07           1.60
12/31/02                                                     12.23          0.38 (6)        (0.15)          0.23
12/31/01(5)                                                  12.18          0.02 (6)         0.03           0.05

CONSERVATIVE BALANCED PORTFOLIO

Class 1
06/30/04 (unaudited)                                        $11.15         $0.37 (6)       $(0.14)        $ 0.23
12/31/03                                                      9.73          0.36 (6)         1.29           1.65
12/31/02                                                     10.04          0.31 (6)        (0.54)         (0.23)
12/31/01                                                      9.90          0.13             0.10           0.23
12/31/00                                                      9.90          0.49 (6)        (0.00)(7)       0.49
12/31/99                                                     10.42          0.71 (6)        (0.52)          0.19

Class 2
06/30/04 (unaudited)                                         11.11          0.36 (6)        (0.15)          0.21
12/31/03                                                      9.71          0.33 (6)         1.29           1.62
12/31/02                                                     10.04          0.29 (6)        (0.54)         (0.25)
12/31/01(5)                                                   9.92          0.01             0.11           0.12

BALANCED PORTFOLIO

Class 1
06/30/04 (unaudited)                                        $14.88         $0.32 (6)       $ 0.11         $ 0.43
12/31/03                                                     12.42          0.33 (6)         2.46           2.79
12/31/02                                                     13.91          0.32 (6)        (1.53)         (1.21)
12/31/01                                                     14.50          0.17 (6)        (0.15)          0.02
12/31/00                                                     14.92          0.41 (6)        (0.32)          0.09
12/31/99                                                     12.20          0.34 (6)         2.95           3.29

Class 2
06/30/04 (unaudited)                                         14.82          0.30 (6)         0.12           0.42
12/31/03                                                     12.39          0.30 (6)         2.45           2.75
12/31/02                                                     13.91          0.29 (6)        (1.53)         (1.24)
12/31/01(5)                                                  13.52          0.02 (6)         0.37 (8)       0.39



                                                                               Less Distributions
                                                       --------------------------------------------------------------
                                                                        Distributions
                                                       Dividends from       from
                                                       Net Investment   Net Realized       Total     Net Asset Value,
                                                         Income(1)      Capital Gains  Distributions  End of Period
                                                       --------------   -------------- ------------- ----------------
FLEXIBLE INCOME PORTFOLIO

Class 1
06/30/04 (unaudited)                                       $(0.47)          $  --        $(0.47)          $13.43
12/31/03                                                    (0.34)             --         (0.34)           13.71
12/31/02                                                    (0.08)             --         (0.08)           12.41
12/31/01                                                    (0.15)          (0.09)        (0.24)           12.23
12/31/00                                                    (0.58)          (0.06)        (0.64)           11.90
12/31/99                                                    (0.50)          (0.01)        (0.51)           11.86

Class 2
06/30/04 (unaudited)                                        (0.46)             --         (0.46)           13.37
12/31/03                                                    (0.33)             --         (0.33)           13.65
12/31/02                                                    (0.08)             --         (0.08)           12.38
12/31/01(5)                                                    --              --            --            12.23

CONSERVATIVE BALANCED PORTFOLIO

Class 1
06/30/04 (unaudited)                                       $(0.23)          $  --        $(0.23)          $11.15
12/31/03                                                    (0.23)             --         (0.23)           11.15
12/31/02                                                    (0.07)          (0.01)        (0.08)            9.73
12/31/01                                                    (0.09)             --         (0.09)           10.04
12/31/00                                                    (0.49)          (0.00)(7)     (0.49)            9.90
12/31/99                                                    (0.70)          (0.01)        (0.71)            9.90

Class 2
06/30/04 (unaudited)                                        (0.22)             --         (0.22)           11.10
12/31/03                                                     0.22)             --         (0.22)           11.11
12/31/02                                                    (0.07)          (0.01)        (0.08)            9.71
12/31/01(5)                                                    --              --            --            10.04

BALANCED PORTFOLIO

Class 1
06/30/04 (unaudited)                                       $(0.28)          $  --        $(0.28)          $15.03
12/31/03                                                    (0.33)             --         (0.33)           14.88
12/31/02                                                    (0.28)             --         (0.28)           12.42
12/31/01                                                    (0.25)          (0.36)        (0.61)           13.91
12/31/00                                                    (0.43)          (0.08)        (0.51)           14.50
12/31/99                                                    (0.48)          (0.09)        (0.57)           14.92

Class 2
06/30/04 (unaudited)                                        (0.27)             --         (0.27)           14.97
12/31/03                                                    (0.32)             --         (0.32)           14.82
12/31/02                                                    (0.28)             --         (0.28)           12.39
12/31/01(5)                                                    --              --            --            13.91



                                          See Notes to Financial Statements.

10



                                                                         Ratios to Average Net Assets/Supplemental Data
                                                                         ----------------------------------------------
                                                                           Net Assets,                Ratio of
                                                                         End of Period           Operating Expenses
                                                       Total Return(2)    (in 000's)           to Average Net Assets(3)
                                                       ---------------   -------------         ------------------------

FLEXIBLE INCOME PORTFOLIO

Class 1
06/30/04 (unaudited)                                         1.41%         $145,687                    0.29%(9)
12/31/03                                                    13.30%          143,283                    0.30%
12/31/02                                                     2.14%          125,992                    0.30%
12/31/01                                                     4.84%           90,860                    0.33%
12/31/00                                                     5.79%           40,049                    0.31%
12/31/99                                                     8.58%           25,846                    0.35%

Class 2
06/30/04 (unaudited)                                         1.31%           52,829                    0.54%(9)
12/31/03                                                    13.02%           34,501                    0.55%
12/31/02                                                     1.89%            9,416                    0.55%
12/31/01(5)                                                  0.41%              182                    0.58%(9)


CONSERVATIVE BALANCED PORTFOLIO

Class 1
06/30/04 (unaudited)                                         2.08%         $ 36,799                    0.33%(9)
12/31/03                                                    17.09%           31,600                    0.31%
12/31/02                                                    (2.26)%          20,759                    0.30%
12/31/01                                                     2.40%           14,221                    0.41%
12/31/00                                                     5.03%            8,736                    0.37%
12/31/99                                                     1.88%            7,206                    0.35%

Class 2
06/30/04 (unaudited)                                         1.91%           15,781                    0.58%(9)
12/31/03                                                    16.83%            9,128                    0.56%
12/31/02                                                    (2.47)%           2,244                    0.55%
12/31/01(5)                                                  1.21%              205                    0.66%(9)

BALANCED PORTFOLIO

Class 1
06/30/04 (unaudited)                                         2.93%         $444,464                    0.28%(9)
12/31/03                                                    22.74%          419,273                    0.29%
12/31/02                                                    (8.78)%         334,605                    0.29%
12/31/01                                                     0.13%          354,082                    0.28%
12/31/00                                                     0.49%          305,399                    0.29%
12/31/99                                                    27.71%          170,527                    0.35%

Class 2
06/30/04 (unaudited)                                         2.83%          130,442                    0.53%(9)
12/31/03                                                    22.46%           91,631                    0.54%
12/31/02                                                    (9.00)%          31,335                    0.54%
12/31/01(5)                                                  2.88%            1,452                    0.53%(9)



                                                       Ratios to Average Net Assets/Supplemental Data
                                                 -------------------------------------------------------------
                                                                                         Ratio of Operating
                                                                                         Expenses to Average
                                                                                        Net Assets Without Fee
                                                                                          Waivers, Expenses
                                                                                        Reimbursed and/or Fees
                                                     Ratio of Net                         Reduced by Credits
                                                 Investment Income to      Portfolio        Allowed by the
                                                  Average Net Assets     Turnover Rate      Custodian(3)(4)
                                                  ------------------     -------------      ---------------

FLEXIBLE INCOME PORTFOLIO

Class 1
06/30/04 (unaudited)                                      7.41%(9)             4%                0.29%(9)
12/31/03                                                  4.33%                4%                0.30%
12/31/02                                                  3.37%                9%                0.30%
12/31/01                                                  1.43%                1%                0.33%
12/31/00                                                  4.84%               14%                0.31%
12/31/99                                                  5.09%                4%                0.41%

Class 2
06/30/04 (unaudited)                                      7.16%(9)             4%                0.54%(9)
12/31/03                                                  4.08%                4%                0.55%
12/31/02                                                  3.12%                9%                0.55%
12/31/01(5)                                               1.18%(9)             1%                0.58%(9)


CONSERVATIVE BALANCED PORTFOLIO

Class 1
06/30/04 (unaudited)                                      6.55%(9)             1%                0.33%(9)
12/31/03                                                  3.48%                6%                0.36%
12/31/02                                                  3.20%                9%                0.41%
12/31/01                                                  1.36%                2%                0.53%
12/31/00                                                  4.99%               67%                0.44%
12/31/99                                                  7.07%               17%                0.59%

Class 2
06/30/04 (unaudited)                                      6.30%(9)             1%                0.58%(9)
12/31/03                                                  3.23%                6%                0.61%
12/31/02                                                  2.95%                9%                0.66%
12/31/01(5)                                               1.11%(9)             2%                0.78%(9)

BALANCED PORTFOLIO

Class 1
06/30/04 (unaudited)                                      4.30%(9)             4%                0.28%(9)
12/31/03                                                  2.50%                7%                0.29%
12/31/02                                                  2.52%               22%                0.29%
12/31/01                                                  1.22%                8%                0.28%
12/31/00                                                  2.76%               15%                0.29%
12/31/99                                                  2.70%               13%                0.35%

Class 2
06/30/04 (unaudited)                                      4.05%(9)             4%                0.53%(9)
12/31/03                                                  2.25%                7%                0.54%
12/31/02                                                  2.27%               22%                0.54%
12/31/01(5)                                               0.97%(9)             8%                0.53%(9)


                                See Notes to Financial Statements.

                                                                          11



financial highlights

For a Portfolio share outstanding throughout each period.

                                                                                 Income from Investment Operations
                                                                        -------------------------------------------------
                                                                                        Net Realized
                                                       Net Asset Value,                and Unrealized          Total from
                                                         Beginning of   Net Investment Gain/(Loss) on          Investment
                                                            Period          Income       Investments           Operations
                                                       ---------------- -------------- --------------          ----------
CONSERVATIVE GROWTH PORTFOLIO

Class 1
06/30/04 (unaudited)                                        $15.32          $0.21(6)       $ 0.36                $ 0.57
12/31/03                                                     12.16           0.23(6)         3.23                  3.46
12/31/02                                                     14.87           0.23(6)        (2.51)                (2.28)
12/31/01                                                     16.46           0.17(6)        (0.72)                (0.55)
12/31/00                                                     17.10           0.27(6)        (0.69)                (0.42)
12/31/99                                                     12.54           0.12(6)         4.76                  4.88

Class 2
06/30/04 (unaudited)                                         15.25           0.19(6)         0.36                  0.55
12/31/03                                                     12.13           0.20(6)         3.20                  3.40
12/31/02                                                     14.87           0.19(6)        (2.50)                (2.31)
12/31/01(5)                                                  14.24           0.01(6)         0.62 (8)              0.63

STRATEGIC GROWTH PORTFOLIO

Class 1
06/30/04 (unaudited)                                        $16.46          $0.13(6)       $ 0.58                $ 0.71
12/31/03                                                     12.55           0.14(6)         3.98                  4.12
12/31/02                                                     16.45           0.15(6)        (3.47)                (3.32)
12/31/01                                                     18.61           0.16(6)        (1.27)                (1.11)
12/31/00                                                     19.59           0.13(6)        (0.84)                (0.71)
12/31/99                                                     13.46           0.05(6)         6.35                  6.40

Class 2
06/30/04 (unaudited)                                         16.42           0.11(6)         0.58                  0.69
12/31/03                                                     12.54           0.10(6)         3.98                  4.08
12/31/02                                                     16.45           0.11(6)        (3.44)                (3.33)
12/31/01(5)                                                  15.54           0.01(6)         0.90 (8)              0.91



                                                                     Less Distributions
                                                       ---------------------------------------------
                                                                        Distributions
                                                       Dividends from       from
                                                       Net Investment   Net Realized       Total       Net Asset Value,
                                                         Income(1)      Capital Gains  Distributions    End of Period
                                                       --------------   -------------  -------------   ----------------
CONSERVATIVE GROWTH PORTFOLIO

Class 1
06/30/04 (unaudited)                                      $(0.22)          $   --         $(0.22)           $15.67
12/31/03                                                   (0.30)              --          (0.30)            15.32
12/31/02                                                   (0.41)           (0.02)         (0.43)            12.16
12/31/01                                                   (0.61)           (0.43)         (1.04)            14.87
12/31/00                                                   (0.07)           (0.15)         (0.22)            16.46
12/31/99                                                   (0.16)           (0.16)         (0.32)            17.10

Class 2
06/30/04 (unaudited)                                       (0.20)              --          (0.20)            15.60
12/31/03                                                   (0.28)              --          (0.28)            15.25
12/31/02                                                   (0.41)           (0.02)         (0.43)            12.13
12/31/01(5)                                                   --               --             --             14.87

STRATEGIC GROWTH PORTFOLIO

Class 1
06/30/04 (unaudited)                                      $(0.11)          $   --         $(0.11)           $17.06
12/31/03                                                   (0.21)              --          (0.21)            16.46
12/31/02                                                   (0.54)           (0.04)         (0.58)            12.55
12/31/01                                                   (0.57)           (0.48)         (1.05)            16.45
12/31/00                                                   (0.11)           (0.16)         (0.27)            18.61
12/31/99                                                   (0.16)           (0.11)         (0.27)            19.59

Class 2
06/30/04 (unaudited)                                       (0.10)              --          (0.10)            17.01
12/31/03                                                   (0.20)              --          (0.20)            16.42
12/31/02                                                   (0.54)           (0.04)         (0.58)            12.54
12/31/01(5)                                                   --               --             --             16.45



==================
(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.
(2) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(3) The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.
(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(5) The Portfolio commenced selling Class 2 shares on November 6, 2001.
(6) Per share numbers have been calculated using the average shares method.
(7) Amount represents less than $0.01 per share.
(8) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.
(9) Annualized.

                     See Notes to Financial Statements.

12



                                                                        Ratios to Average Net Assets/Supplemental Data
                                                                        ----------------------------------------------
                                                                          Net Assets,                Ratio of
                                                                         End of Period          Operating Expenses
                                                Total Return(2)            (in 000's)         to Average Net Assets(3)
                                                ---------------          -------------        ------------------------
CONSERVATIVE GROWTH PORTFOLIO

Class 1
06/30/04 (unaudited)                                 3.70%                 $294,374                      0.28%(9)
12/31/03                                            28.74%                  284,165                      0.30%
12/31/02                                           (15.52)%                 229,564                      0.29%
12/31/01                                            (3.56)%                 309,608                      0.28%
12/31/00                                            (2.49)%                 293,442                      0.28%
12/31/99                                            39.36%                  155,790                      0.35%

Class 2
06/30/04 (unaudited)                                 3.61%                   60,050                      0.53%(9)
12/31/03                                            28.36%                   40,576                      0.55%
12/31/02                                           (15.72)%                  14,610                      0.54%
12/31/01(5)                                          4.42%                    1,127                      0.53%(9)

STRATEGIC GROWTH PORTFOLIO

Class 1
06/30/04 (unaudited)                                 4.33%                 $119,960                      0.30%(9)
12/31/03                                            33.07%                  105,077                      0.31%
12/31/02                                           (20.53)%                  73,936                      0.32%
12/31/01                                            (6.25)%                  97,401                      0.31%
12/31/00                                            (3.73)%                  98,431                      0.30%
12/31/99                                            47.95%                   35,500                      0.35%

Class 2
06/30/04 (unaudited)                                 4.21%                   23,833                      0.55%(9)
12/31/03                                            32.76%                   14,766                      0.56%
12/31/02                                           (20.59)%                   2,676                      0.57%
12/31/01(5)                                          5.86%                      319                      0.56%(9)



                                                       Ratios to Average Net Assets/Supplemental Data
                                             -----------------------------------------------------------------
                                                                                          Ratio of Operating
                                                                                         Expenses to Average
                                                                                        Net Assets Without Fee
                                                                                           Waivers, Expenses
                                                                                        Reimbursed and/or Fees
                                                  Ratio of Net                            Reduced by Credits
                                             Investment Income to      Portfolio            Allowed by the
                                              Average Net Assets     Turnover Rate         Custodian(3)(4)
                                             --------------------    -------------      ----------------------
CONSERVATIVE GROWTH PORTFOLIO

Class 1
06/30/04 (unaudited)                               2.73%(9)                8%                  0.28%(9)
12/31/03                                           1.75%                  11%                  0.30%
12/31/02                                           1.77%                  19%                  0.29%
12/31/01                                           1.11%                   7%                  0.28%
12/31/00                                           1.59%                  13%                  0.28%
12/31/99                                           0.85%                  12%                  0.36%

Class 2
06/30/04 (unaudited)                               2.48%(9)                8%                  0.53%(9)
12/31/03                                           1.50%                  11%                  0.55%
12/31/02                                           1.52%                  19%                  0.54%
12/31/01(5)                                        0.86%(9)                7%                  0.53%(9)

STRATEGIC GROWTH PORTFOLIO

Class 1
06/30/04 (unaudited)                               1.58%(9)                4%                  0.30%(9)
12/31/03                                           0.99%                   9%                  0.31%
12/31/02                                           1.06%                  16%                  0.32%
12/31/01                                           0.95%                   5%                  0.31%
12/31/00                                           0.67%                  12%                  0.30%
12/31/99                                           0.35%                   7%                  0.43%

Class 2
06/30/04 (unaudited)                               1.33%(9)                4%                  0.55%(9)
12/31/03                                           0.74%                   9%                  0.56%
12/31/02                                           0.81%                  16%                  0.57%
12/31/01(5)                                        0.70%(9)                5%                  0.56%(9)


                                See Notes to Financial Statements.

                                                                          13



notes to financial statements (unaudited)

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

1. Organization and Business

WM Variable Trust (the "Trust") was organized as a Massachusetts business trust on January 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of 13 funds and 5 portfolios. The Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth Portfolios (each a "Portfolio" and collectively, the "Portfolios") are included in this report.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Portfolio may offer two classes of shares: Class 1 shares and Class 2 shares. These shares are issued and redeemed only in connection with investments in, and payments under, variable annuity and variable life insurance contracts (collectively "Variable Insurance Contracts"), as well as certain qualified retirement plans including affiliated plans of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company. At June 30, 2004, "The Washington Mutual Retirement Savings and Investment Plan" held approximately 40%, 27%, 9%, 10% and 33% of the outstanding shares in the Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth Portfolios, respectively.

Each of the Portfolios invests, within certain percentage ranges, in Class 1 shares of various funds in the Trust and Class I shares of WM High Yield Fund (collectively, the "Underlying Funds"). WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly-owned subsidiary of Washington Mutual, serves as investment advisor to the Portfolios. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective based on the Advisor's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments, including repurchase agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which are consistently followed by the Portfolios in the preparation of their financial statements.

Portfolio valuation:
Investments in the Underlying Funds are valued at net asset value per Class 1 or Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost which approximates market value.

Repurchase agreements:
Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

Securities transactions and investment income:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.

Interest income on debt securities is accrued daily. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among the classes of that Portfolio based upon the relative average net assets of each class.

Dividends and distributions to shareholders:
Dividends from net investment income and distributions of any net capital gains earned by a Portfolio are declared and paid annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, redesignated distributions and differing characterization of distributions made by each Portfolio.

14



notes to financial statements (unaudited) (continued)

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

Federal income taxes:
It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

It is each Portfolio's policy to meet the diversification requirements of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes.

Expenses:
General expenses of the Trust are allocated to all the Funds and Portfolios of the Trust based upon the relative average net assets of each Fund and Portfolio. In addition, the Portfolios will indirectly bear their prorated share of the expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

Use of estimates:
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Investment Advisory and Other Transactions

WM Advisors serves as investment advisor to the Trust. As such, WM Advisors provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, WM Advisors is entitled to a monthly fee at an annual rate of 0.10% of each Portfolio's average daily net assets.

WM Shareholder Services, Inc. (the "Administrator"), a wholly-owned subsidiary of Washington Mutual, serves as administrator of the Portfolios. For its administrative services to the Portfolios, the Administrator is entitled to a monthly fee at an annual rate of 0.15% of each Portfolio's average daily net assets.

Custodian fees for certain Portfolios have been reduced by credits allowed by the Portfolio's custodian for uninvested cash balances. The Portfolios could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2004 are shown separately in the "Statements of Operations".

4. Trustees' Fees

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by WM Advisors, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 42 funds within the WM Group of Funds.

5. Distribution Plans

Each of the Portfolios has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class 2 shares of the Portfolios (a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and a wholly-owned subsidiary of Washington Mutual, may receive a fee at an annual rate of 0.25% of the average daily net assets attributable to Class 2 shares. This fee may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The Rule 12b-1 Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the distribution plan or any agreements related to the plan.

                                                                          15



notes to financial statements (unaudited) (continued)

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

6. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of Underlying Funds for the six months ended June 30, 2004, are as follows:

                                              Purchases           Sales
Name of Portfolio                               (000s)            (000s)
-----------------                             ---------           ------

Flexible Income Portfolio                      $33,064           $ 7,565
Conservative Balanced Portfolio                 12,689               500
Balanced Portfolio                              87,866            23,135
Conservative Growth Portfolio                   50,432            28,025
Strategic Growth Portfolio                      25,448             5,800


7. Unrealized Appreciation/(Depreciation)

At June 30, 2004, the aggregate gross unrealized appreciation on a tax basis are as follows:

                                                                                  (In thousands)
                                                  ----------------------------------------------------------------------------
                                                  Flexible         Conservative                      Conservative    Strategic
                                                   Income            Balanced         Balanced          Growth         Growth
                                                  Portfolio          Portfolio        Portfolio        Portfolio     Portfolio
                                                  ---------          ---------        ---------        ---------     ---------
Tax basis unrealized appreciation                  $11,260            $3,171           $51,111          $34,330       $13,910
Tax basis unrealized depreciation                   (1,111)             (300)               --          (23,244)       (7,304)
                                                   -------            ------           -------          -------       -------
Net tax basis unrealized appreciation              $10,149            $2,871           $51,111          $11,086       $ 6,606
                                                   =======            ======           =======          =======       =======

8. Risk Factors of the Portfolios

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. For example, under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

Certain Underlying Funds may invest a portion of their assets in foreign securities; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and enter into "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. In addition, the REIT Fund could be adversely impacted by economic trends in the real estate industry; the West Coast Equity Fund by economic trends in the West Coast region; and the High Yield Fund by the conditions affecting issuers of lower rated securities.

The officers and Trustees, the Advisor, the Distributor and Transfer Agent of the Portfolios serve in the same capacity for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the Underlying Funds of transactions by the Portfolios.

9. Proxy Voting Information

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities held by the Portfolio are included in the Trust's Statement of Additional Information which is available, without charge and upon request, by calling 1-800-222-5852. Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available at http://www.wmgroupoffunds.com. This information is also available at http://www.sec.gov.

16



Before investing, you should carefully consider a fund's investment objectives, risks, charges, and expenses. Contact your Investment
Representative or call 800-222-5852 to obtain a prospectus containing this and other information. Read the prospectus carefully before investing.

This Semi-Annual Report is published for the general information of the shareholders of the WM Variable Trust. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. Share prices and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Shares of the WM Variable Trust are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, National Credit Union Association (NCUA), National Credit Union Share Insurance Fund (NCUSIF), or any other federal government agency. The purchase of WM Variable Trust shares is not required for and is not a term of the provision of any banking service or activity. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

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[wm Variable Trust logo]                                        PRSRT STD
                                                              U.S. Postage
                                                                  PAID
                                                              HAZELWOOD, MO
                                                              PERMIT #14
WM Funds Distributor, Inc.
12009 Foundation Place, Suite 350
Gold River, CA 95670







                                                          VTSAMSAR (8/27/04)

Item 2. Code of Ethics.

Not applicable for this filing.


Item 3. Audit Committee Financial Expert.

Not applicable for this filing.


Item 4. Principal Accountant Fees and Services.

Not applicable for this filing.


Item 5. Audit Committee of Listed Registrants

Not applicable for this filing.


Item 6. Schedule of Investments.

Not applicable.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.


Item 9. Submission of Matters to a Vote of Security Holders.

None.


Item 10. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Variable Trust

By: /s/ William G. Papesh
    William G. Papesh
    President and Chief Executive Officer
    September 2, 2004

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

WM Variable Trust

By: /s/ Jeffrey L. Lunzer
    Jeffrey L. Lunzer
    Treasurer and Chief Financial Officer
    September 2, 2004

By: /s/ William G. Papesh
    William G. Papesh
    President and Chief Executive Officer
    September 2, 2004